UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2012

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2012	Past 1 year	Life of fund A
Strategic Advisers® Core Fund	-3.58%	6.83%

A From December 30, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Core Fund on December 30, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major U.S. equity benchmarks ebbed and flowed during the 12 months ending May 31, 2012, but were unable to gain much traction amid an uncertain and fluid investment environment. The broad-based S&P 500® Index returned -0.41%, while the blue-chip-laden Dow Jones Industrial AverageSM and the technology-heavy Nasdaq Composite® Index eked out modest gains of 1.35% and 0.79%, respectively. Volatility was elevated for much of the one-year period, with equities plummeting in the summer and early fall on Europe's debt woes, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade. However, beginning in October, healthier manufacturing, consumer and housing data helped rejuvenate markets and investors' appetite for riskier assets - despite a slight hiccup in November - lifting major equity benchmarks to their best first-quarter performance since 1998. But, stocks slipped in April and May, as deepening worries about the eurozone and a marked slowdown in China and the global economy put the brakes on much of the earlier momentum. Within the S&P 500®, defensive sectors such as utilities (+11%) were strong, while many cyclical groups, namely energy (-15%), struggled amid the uncertainty. Foreign developed-markets stocks fared even worse in the face of Europe's continuing turmoil and local currency weakness, and the MSCI® EAFE® (Europe, Australasia, Far East) Index returned -20.37%.

Comments from John Stone, Lead Portfolio Manager of Strategic Advisers® Core Fund, and Niall Devitt, who became Co-Portfolio Manager of the Fund on January 1, 2012: For the year, Strategic Advisers® Core Fund (the Fund) returned -3.58%, trailing the S&P 500®. Looking at the Fund's underlying managers, collectively, Fidelity® Dividend Growth Fund and sub-adviser Pyramis Global Advisors were the Fund's biggest detractors. The same individual manager runs both portfolios, and his strategy tends to be economically sensitive, valuation-focused and generally higher risk. By the end of January, we converted the Fund's position in Fidelity® Dividend Growth Fund to Pyramis, preferring to pursue a comparable investment strategy with a sub-adviser. JPMorgan U.S. Large Cap Core Plus Fund, the Fund's second-largest manager allocation, disappointed, as its modestly aggressive "all weather" strategy suffered when the market became more risk averse. On the plus side, sub-adviser T. Rowe Price, the Fund's biggest manager allocation, added the most value versus the index, thanks, in part, to strong stock selection during the first quarter of 2012. In December, we added OppenheimerFunds as a sub-adviser, and its opportunistic strategy with a bias toward higher-quality companies provided a modest boost to relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.18%	$ 1,000.00	$ 1,048.60	$ .92
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.10	$ .91

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class*	19.5	18.8
Fidelity Advisor New Insights Fund Institutional Class	5.5	4.9
FMI Large Cap Fund	5.3	5.9
DWS Growth and Income Fund	4.3	4.9
BBH Core Select Fund - Retail Class	3.0	0.0
Apple, Inc.	2.6	1.4
Wells Fargo & Co.	1.1	1.0
Consumer Staples Select Sector SPDR ETF	1.1	0.5
Chevron Corp.	1.0	1.0
Kraft Foods, Inc. Class A	1.0	0.9
	44.4
* The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	11.3	8.8
Financials	8.0	6.4
Health Care	7.6	4.3
Industrials	7.4	4.9
Consumer Discretionary	7.1	5.7
Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Stocks 57.6%	Common Stocks 46.7%
Corporate Bonds 0.0%†	Corporate Bonds 0.0%
Large Blend Funds 32.1%	Large Blend Funds 42.1%
Large Growth Funds 5.5%	Large Growth Funds 4.9%
Mid-Cap Blend Funds 0.0%	Mid-Cap Blend Funds 0.2%
Sector Funds 1.1%	Sector Funds 1.5%
Investment Companies 0.0%†	Investment Companies 0.0%†
Short-Term Investments and Net Other Assets (Liabilities) 3.7%	Short-Term Investments and Net Other Assets (Liabilities) 4.6%

†Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Common Stocks - 57.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.2%
Delphi Automotive PLC	21,364	$ 620,197
Johnson Controls, Inc.	162,600	4,900,764
Lear Corp.	93,220	3,714,817
Tenneco, Inc. (a)	37,400	1,015,410
TRW Automotive Holdings Corp. (a)	83,500	3,220,595
		13,471,783
Automobiles - 0.3%
Ford Motor Co.	1,038,740	10,969,094
General Motors Co. (a)	282,900	6,280,380
Harley-Davidson, Inc.	81,300	3,917,034
Winnebago Industries, Inc. (a)	71,458	640,264
		21,806,772
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	64,600	765,521
DeVry, Inc.	16,800	459,144
H&R Block, Inc.	47,400	723,798
		1,948,463
Hotels, Restaurants & Leisure - 1.0%
Bravo Brio Restaurant Group, Inc. (a)	29,800	489,316
Brinker International, Inc.	70,100	2,264,931
Carnival Corp. unit	271,700	8,718,853
Chipotle Mexican Grill, Inc. (a)	12,800	5,287,296
Club Mediterranee SA (a)	49,704	836,970
Darden Restaurants, Inc.	4,700	243,131
Denny's Corp. (a)	327,800	1,412,818
DineEquity, Inc. (a)	2,782	133,536
Dunkin' Brands Group, Inc.	15,395	499,876
Hyatt Hotels Corp. Class A (a)	120,580	4,460,254
Icahn Enterprises LP rights (a)	93,200	1
Las Vegas Sands Corp.	165,000	7,619,700
Marriott International, Inc. Class A	53,100	2,055,501
McDonald's Corp.	194,200	17,349,828
Ruth's Hospitality Group, Inc. (a)	76,100	499,216
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Spur Corp. Ltd.	134,900	$ 266,142
Starbucks Corp.	257,300	14,123,197
Starwood Hotels & Resorts Worldwide, Inc.	80,400	4,249,140
Texas Roadhouse, Inc. Class A	54,754	995,428
WMS Industries, Inc. (a)	52,137	1,070,373
Wynn Resorts Ltd.	8,300	855,232
Yum! Brands, Inc.	134,713	9,478,407
		82,909,146
Household Durables - 0.1%
Harman International Industries, Inc.	61,300	2,404,186
Lennar Corp. Class A	91,400	2,494,306
PulteGroup, Inc. (a)	61,600	576,576
Standard Pacific Corp. (a)	144,407	745,140
Techtronic Industries Co. Ltd.	490,000	601,645
Woongjin Coway Co. Ltd.	8,440	252,384
		7,074,237
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	103,600	22,057,476
Groupon, Inc. Class A (a)	162,429	1,728,245
Liberty Media Corp. Interactive Series A (a)	214,100	3,588,316
Netflix, Inc. (a)	45,900	2,911,896
Priceline.com, Inc. (a)	19,000	11,884,310
		42,170,243
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	9,718	112,338
Brunswick Corp.	12,150	266,085
Hasbro, Inc.	118,100	4,183,102
Summer Infant, Inc. (a)	41,000	124,640
		4,686,165
Media - 1.5%
Aegis Group PLC	145,600	365,868
Antena 3 de Television SA	105,700	388,244
Cablevision Systems Corp. - NY Group Class A	61,397	702,382
Charter Communications, Inc. Class A (a)	23,000	1,442,100
Comcast Corp.:
Class A	575,900	16,649,269
Class A (special) (non-vtg.)	917,695	26,356,200
DIRECTV (a)	98,700	4,387,215
Discovery Communications, Inc. Class C (non-vtg.) (a)	102,600	4,780,134
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DISH Network Corp. Class A	34,300	$ 961,772
McGraw-Hill Companies, Inc.	299,590	12,996,214
MDC Partners, Inc. Class A (sub. vtg.)	77,266	750,253
Mood Media Corp. (a)	52,400	148,649
Omnicom Group, Inc.	86,400	4,119,552
The Walt Disney Co.	480,700	21,972,797
Time Warner Cable, Inc.	89,200	6,725,680
Time Warner, Inc.	311,451	10,735,716
Viacom, Inc. Class B (non-vtg.)	252,005	12,028,199
		125,510,244
Multiline Retail - 0.7%
Dollar General Corp. (a)	168,700	8,251,117
Kohl's Corp.	247,600	11,345,032
Macy's, Inc.	615,900	23,434,995
PPR SA	5,500	783,362
Target Corp.	164,400	9,520,404
		53,334,910
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	40,900	2,983,246
American Eagle Outfitters, Inc.	27,414	529,364
Ascena Retail Group, Inc. (a)	21,700	410,781
AutoZone, Inc. (a)	115,398	43,881,243
Bed Bath & Beyond, Inc. (a)	49,573	3,581,649
Best Buy Co., Inc.	50,600	947,232
Big 5 Sporting Goods Corp.	38,700	251,937
Body Central Corp. (a)	67,481	988,597
CarMax, Inc. (a)	442,680	12,488,003
Citi Trends, Inc. (a)	821	11,346
Express, Inc. (a)	105,022	1,942,907
Fast Retailing Co. Ltd.	2,400	534,513
Foot Locker, Inc.	18,000	571,320
Foschini Ltd.	40,900	573,364
GameStop Corp. Class A	21,268	407,920
Hengdeli Holdings Ltd.	332,000	97,527
Home Depot, Inc.	663,340	32,729,196
Inditex SA	558	46,161
Limited Brands, Inc.	14,500	643,220
Lowe's Companies, Inc.	502,110	13,416,379
Lumber Liquidators Holdings, Inc. (a)	22,450	653,071
MarineMax, Inc. (a)	21,286	205,197
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	435,280	$ 27,522,754
rue21, Inc. (a)	27,800	736,144
SuperGroup PLC (a)	118,606	558,067
TJX Companies, Inc.	1,077,836	45,764,917
		192,476,055
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	784,000	180,809
Coach, Inc.	116,700	7,871,415
Deckers Outdoor Corp. (a)	9,800	545,566
G-III Apparel Group Ltd. (a)	42,400	1,047,704
Iconix Brand Group, Inc. (a)	21,504	322,130
NIKE, Inc. Class B	108,392	11,725,847
PVH Corp.	19,700	1,595,700
Vera Bradley, Inc. (a)	31,573	690,502
VF Corp.	2,726	384,475
		24,364,148
TOTAL CONSUMER DISCRETIONARY		569,752,166
CONSUMER STAPLES - 5.7%
Beverages - 1.2%
Carlsberg A/S Series B	7,900	592,629
Coca-Cola Enterprises, Inc.	264,500	7,236,720
Cott Corp. (a)	94,100	715,191
Dr Pepper Snapple Group, Inc.	412,560	17,022,226
Grupo Modelo SAB de CV Series C	184,100	1,276,751
Molson Coors Brewing Co. Class B	139,800	5,375,310
PepsiCo, Inc.	449,000	30,464,650
SABMiller PLC	15,500	572,851
The Coca-Cola Co.	474,600	35,466,858
		98,723,186
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	8,700	751,593
CVS Caremark Corp.	790,751	35,536,350
Drogasil SA	25,800	238,575
Eurocash SA	56,700	615,592
Kroger Co.	208,100	4,580,281
Sysco Corp.	290,100	8,096,691
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	600,830	$ 39,546,631
Whole Foods Market, Inc.	71,100	6,300,171
		95,665,884
Food Products - 1.6%
Archer Daniels Midland Co.	116,800	3,723,584
Danone SA	15,900	1,019,859
Flowers Foods, Inc.	45,779	1,008,054
General Mills, Inc.	253,400	9,700,152
Green Mountain Coffee Roasters, Inc. (a)	87,563	2,066,487
Kellogg Co.	155,000	7,560,900
Kraft Foods, Inc. Class A	2,141,173	81,942,691
Mead Johnson Nutrition Co. Class A	53,600	4,327,664
Ralcorp Holdings, Inc. (a)	98,960	6,288,908
Sara Lee Corp.	56,100	1,172,490
The J.M. Smucker Co.	98,450	7,537,332
		126,348,121
Household Products - 0.9%
Colgate-Palmolive Co.	83,464	8,204,511
Energizer Holdings, Inc. (a)	168,130	12,258,358
Procter & Gamble Co.	775,120	48,282,225
PZ Cussons PLC Class L	28,800	143,511
Reckitt Benckiser Group PLC	27,200	1,447,439
Unicharm Corp.	19,700	1,064,462
		71,400,506
Personal Products - 0.1%
Avon Products, Inc.	341,100	5,645,205
Estee Lauder Companies, Inc. Class A	8,300	449,445
Hengan International Group Co. Ltd.	57,000	545,284
		6,639,934
Tobacco - 0.7%
Altria Group, Inc.	364,638	11,737,697
British American Tobacco PLC (United Kingdom)	22,700	1,072,927
Imperial Tobacco Group PLC	25,474	921,556
Lorillard, Inc.	16,667	2,060,041
Philip Morris International, Inc.	544,006	45,973,947
		61,766,168
TOTAL CONSUMER STAPLES		460,543,799
Common Stocks - continued
	Shares	Value
ENERGY - 6.0%
Energy Equipment & Services - 1.1%
Aker Solutions ASA	42,300	$ 559,061
Baker Hughes, Inc.	185,300	7,732,569
BW Offshore Ltd.	484,916	543,789
Cal Dive International, Inc. (a)	156,100	401,177
Cameron International Corp. (a)	79,200	3,618,648
Cathedral Energy Services Ltd.	115,800	633,461
Ensco PLC Class A	10,700	480,537
Essential Energy Services Ltd.	311,300	705,274
FMC Technologies, Inc. (a)	85,500	3,440,520
Fugro NV (Certificaten Van Aandelen) unit	5,500	316,225
Halliburton Co.	150,000	4,509,000
ION Geophysical Corp. (a)	124,102	752,058
McDermott International, Inc. (a)	174,600	1,772,190
National Oilwell Varco, Inc.	228,945	15,282,079
Noble Corp.	138,700	4,337,149
Saipem SpA	6,016	235,057
SBM Offshore NV	67,000	874,118
Schlumberger Ltd.	642,703	40,650,965
TETRA Technologies, Inc. (a)	69,050	441,230
Tuscany International Drilling, Inc. (a)	50,600	25,475
Unit Corp. (a)	12,500	497,375
Vantage Drilling Co. (a)	415,700	623,550
Weatherford International Ltd. (a)	49,600	595,696
Xtreme Drilling & Coil Services Corp. (a)	137,100	303,973
		89,331,176
Oil, Gas & Consumable Fuels - 4.9%
Alon USA Energy, Inc.	25,300	214,291
Americas Petrogas, Inc. (a)	141,000	273,031
Americas Petrogas, Inc. (e)	247,000	478,288
Amyris, Inc. (a)	97,008	262,892
Anadarko Petroleum Corp.	546,512	33,337,232
Apache Corp.	90,887	7,396,384
Bonavista Energy Corp.	1,400	24,005
Bonavista Energy Corp. (e)	14,100	241,769
BPZ Energy, Inc. (a)	217,799	672,999
Cabot Oil & Gas Corp.	8,700	283,098
Chevron Corp.	835,967	82,183,916
Cimarex Energy Co.	23,700	1,262,499
Concho Resources, Inc. (a)	16,800	1,474,032
ConocoPhillips	109,805	5,727,429
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.	81,300	$ 2,282,904
Crew Energy, Inc. (a)	32,100	180,880
Crown Point Ventures Ltd. (a)	315,400	213,758
Delek US Holdings, Inc.	32,600	525,186
Denbury Resources, Inc. (a)	30,400	459,648
Devon Energy Corp.	417,835	24,869,539
Double Eagle Petroleum Co. (a)	88,100	370,020
EOG Resources, Inc.	357,780	35,527,554
EQT Corp.	46,900	2,175,222
EV Energy Partners LP	1,665	85,381
Exxon Mobil Corp.	940,308	73,936,418
Gran Tierra Energy, Inc. (Canada) (a)	109,100	550,333
Halcon Resources Corp. (g)	80,000	677,520
Hess Corp.	180,600	7,892,220
HollyFrontier Corp.	37,222	1,097,305
Inergy Midstream LP	2,288	47,705
InterOil Corp. (a)	48,690	3,233,503
Kinder Morgan Holding Co. LLC	117,314	4,010,966
Kinder Morgan Holding Co. LLC warrants 2/15/17	77,529	176,766
Madalena Ventures, Inc. (a)	134,000	64,869
Marathon Oil Corp.	18,895	470,674
Marathon Petroleum Corp.	129,200	4,660,244
Markwest Energy Partners LP	11,100	532,134
Midstates Petroleum Co., Inc.	7,900	113,286
Murphy Oil Corp.	158,400	7,384,608
Newfield Exploration Co. (a)	94,900	2,843,204
Niko Resources Ltd.	12,100	358,484
Noble Energy, Inc.	75,910	6,411,359
Northern Oil & Gas, Inc. (a)	95,105	1,705,233
Occidental Petroleum Corp.	288,440	22,864,639
OGX Petroleo e Gas Participacoes SA (a)	67,700	345,742
Painted Pony Petroleum Ltd. Class A (a)	22,900	174,934
Paladin Energy Ltd. (Australia) (a)	470,724	600,677
Pan Orient Energy Corp. (a)	63,200	211,105
Peabody Energy Corp.	120,781	2,821,444
Petrominerales Ltd.	19,400	259,205
Phillips 66 (a)	212,601	6,384,393
Pioneer Natural Resources Co.	29,302	2,833,503
Range Resources Corp.	50,500	2,900,720
Resolute Energy Corp. (a)	113,932	996,905
Royal Dutch Shell PLC Class A sponsored ADR	26,662	1,657,843
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	6,349	$ 343,417
Southwestern Energy Co. (a)	170,507	4,779,311
Spectra Energy Corp.	297,100	8,529,741
Suncor Energy, Inc.	7,065	191,734
TAG Oil Ltd. (a)	109,100	987,641
TAG Oil Ltd. (e)	13,400	121,305
Targa Resources Corp.	10,900	483,306
Tesoro Corp. (a)	45,300	1,002,036
Valero Energy Corp.	196,700	4,150,370
Voyager Oil & Gas, Inc. (a)	252,475	472,128
Williams Companies, Inc.	439,233	13,409,783
WPX Energy, Inc.	120,133	1,762,351
		394,973,021
TOTAL ENERGY		484,304,197
FINANCIALS - 8.0%
Capital Markets - 0.7%
Ameriprise Financial, Inc.	301,500	14,447,880
BlackRock, Inc. Class A	6,700	1,144,360
Franklin Resources, Inc.	40,400	4,314,316
Goldman Sachs Group, Inc.	94,900	9,081,930
GP Investments Ltd. (depositary receipt) (a)	335,000	724,199
ICAP PLC	110,600	582,248
ICG Group, Inc. (a)	47,500	413,250
Invesco Ltd.	228,600	4,972,050
KKR & Co. LP	17,317	203,475
Knight Capital Group, Inc. Class A (a)	104,400	1,312,308
Monex Beans Holdings, Inc.	2,008	307,216
Morgan Stanley	543,763	7,264,674
Northern Trust Corp.	179,400	7,746,492
State Street Corp.	35,700	1,471,197
TD Ameritrade Holding Corp.	126,900	2,177,604
		56,163,199
Commercial Banks - 2.4%
Banco Pine SA	87,069	556,040
Bank of Ireland (a)	6,339,800	701,463
CapitalSource, Inc.	33,647	212,986
CIT Group, Inc. (a)	356,480	12,188,051
Comerica, Inc.	18,700	568,854
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Commercial Bank of Qatar GDR (Reg. S)	60,165	$ 233,997
Fifth Third Bancorp	238,600	3,185,310
Guaranty Trust Bank PLC GDR (Reg. S)	59,053	318,126
Huntington Bancshares, Inc.	403,900	2,641,506
KeyCorp	77,200	579,000
M&T Bank Corp.	20,910	1,700,401
PNC Financial Services Group, Inc.	311,355	19,123,424
Regions Financial Corp.	927,100	5,831,459
SunTrust Banks, Inc.	310,600	7,118,952
U.S. Bancorp	1,515,636	47,151,436
Wells Fargo & Co.	2,828,279	90,646,342
Zions Bancorporation	133,100	2,532,893
		195,290,240
Consumer Finance - 0.6%
American Express Co.	487,450	27,214,334
Capital One Financial Corp.	248,835	12,782,654
Discover Financial Services	243,220	8,053,014
International Personal Finance PLC	173,300	600,457
SLM Corp.	112,400	1,570,228
		50,220,687
Diversified Financial Services - 1.8%
Bank of America Corp.	2,270,500	16,688,175
Citigroup, Inc.	1,952,060	51,749,111
CME Group, Inc.	50,110	12,906,833
IntercontinentalExchange, Inc. (a)	32,900	4,028,605
JPMorgan Chase & Co.	1,345,840	44,614,596
Moody's Corp.	147,700	5,404,343
MSCI, Inc. Class A (a)	80,690	2,728,129
PICO Holdings, Inc. (a)	127,472	2,824,780
		140,944,572
Insurance - 1.8%
AEGON NV	99,100	418,356
AFLAC, Inc.	86,700	3,474,936
Allied World Assurance Co. Holdings Ltd.	9,300	715,170
Allstate Corp.	333,600	11,322,384
Assured Guaranty Ltd.	141,100	1,684,734
Berkshire Hathaway, Inc. Class B (a)	855,371	67,882,243
Lincoln National Corp.	11,307	233,716
Loews Corp.	81,400	3,165,646
Marsh & McLennan Companies, Inc.	403,990	12,919,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	423,000	$ 12,355,830
Prudential Financial, Inc.	22,700	1,054,415
Sun Life Financial, Inc.	61,200	1,263,285
The Chubb Corp.	134,200	9,671,794
The Travelers Companies, Inc.	115,500	7,217,595
Willis Group Holdings PLC	87,200	3,075,544
XL Group PLC Class A	395,000	8,065,900
		144,521,148
Real Estate Investment Trusts - 0.7%
American Tower Corp.	165,700	10,750,616
AvalonBay Communities, Inc.	7,700	1,076,075
Beni Stabili SpA SIIQ	1,140,200	459,213
CBL & Associates Properties, Inc.	99,400	1,735,524
Douglas Emmett, Inc.	37,600	804,640
Education Realty Trust, Inc.	86,600	954,332
Franklin Street Properties Corp.	41,100	401,136
General Growth Properties, Inc.	146,100	2,447,175
Klepierre SA	7,032	218,294
Lexington Corporate Properties Trust	61,900	514,389
Prologis, Inc.	188,982	6,043,644
Public Storage	40,500	5,405,535
Simon Property Group, Inc.	84,200	12,421,184
SL Green Realty Corp.	16,600	1,245,166
Vornado Realty Trust	94,200	7,716,864
Weyerhaeuser Co.	207,254	4,126,427
		56,320,214
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	107,700	1,771,665
Forest City Enterprises, Inc. Class A (a)	34,067	456,157
		2,227,822
TOTAL FINANCIALS		645,687,882
HEALTH CARE - 7.6%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	40,000	3,622,800
Alnylam Pharmaceuticals, Inc. (a)	66,700	683,008
Amgen, Inc.	427,015	29,686,083
Amylin Pharmaceuticals, Inc. (a)	50,500	1,338,755
ARIAD Pharmaceuticals, Inc. (a)	136,936	2,269,030
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
AVEO Pharmaceuticals, Inc. (a)	54,900	$ 698,877
Biogen Idec, Inc. (a)	76,700	10,028,525
Biovitrum AB (a)	133,958	431,117
Celgene Corp. (a)	143,780	9,812,985
Dendreon Corp. (a)	145,900	1,021,300
Dynavax Technologies Corp. (a)	340,700	1,284,439
Gentium SpA sponsored ADR (a)	16,740	154,845
Gilead Sciences, Inc. (a)	434,124	21,684,494
Horizon Pharma, Inc.	39,800	159,200
Horizon Pharma, Inc. (g)	94,695	378,780
Horizon Pharma, Inc. warrants 2/28/17 (a)(g)	23,674	7,042
InterMune, Inc. (a)	34,600	360,878
Isis Pharmaceuticals, Inc. (a)	30,000	296,700
Merrimack Pharmaceuticals, Inc.	22,500	154,575
NPS Pharmaceuticals, Inc. (a)	47,000	370,830
PDL BioPharma, Inc.	22,922	148,764
SIGA Technologies, Inc. (a)	19,634	45,355
Synageva BioPharma Corp. (a)	9,800	382,298
Theravance, Inc. (a)	77,400	1,601,406
Thrombogenics NV (a)	33,300	953,861
Vertex Pharmaceuticals, Inc. (a)	156,540	9,398,662
ZIOPHARM Oncology, Inc. (a)	203,100	1,043,934
		98,018,543
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	430,979	21,816,157
Boston Scientific Corp. (a)	121,300	696,262
C.R. Bard, Inc.	28,200	2,740,758
Covidien PLC	879,942	45,563,397
DENTSPLY International, Inc.	216,000	7,992,000
Edwards Lifesciences Corp. (a)	79,580	6,793,745
Genmark Diagnostics, Inc. (a)	45,700	205,650
Integra LifeSciences Holdings Corp. (a)	17,198	610,701
Nakanishi, Inc.	3,100	282,724
Natus Medical, Inc. (a)	13,400	150,080
Orthofix International NV (a)	6,312	239,225
Sirona Dental Systems, Inc. (a)	18,000	770,040
St. Jude Medical, Inc.	81,100	3,115,862
Stryker Corp.	182,800	9,405,060
Zimmer Holdings, Inc.	73,800	4,475,970
		104,857,631
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	73,500	$ 2,718,765
Brookdale Senior Living, Inc. (a)	163,500	2,696,115
Centene Corp. (a)	7,886	285,000
Chemed Corp.	11,647	646,991
CIGNA Corp.	45,200	1,984,732
Corvel Corp. (a)	5,076	225,527
DaVita, Inc. (a)	73,770	5,993,813
Emeritus Corp. (a)	54,400	827,424
Express Scripts Holding Co. (a)	292,432	15,262,026
HCA Holdings, Inc.	1,312,820	34,120,192
Humana, Inc.	585,834	44,751,859
McKesson Corp.	241,095	21,042,772
MEDNAX, Inc. (a)	3,800	231,838
Quest Diagnostics, Inc.	52,000	2,958,800
Sunrise Senior Living, Inc. (a)	8,300	49,966
UnitedHealth Group, Inc.	487,985	27,214,923
WellPoint, Inc.	670,184	45,163,700
		206,174,443
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	124,400	5,058,104
Charles River Laboratories International, Inc. (a)	17,659	589,457
Life Technologies Corp. (a)	25,300	1,035,023
Thermo Fisher Scientific, Inc.	132,407	6,683,905
		13,366,489
Pharmaceuticals - 2.4%
Abbott Laboratories	360,050	22,247,490
Allergan, Inc.	62,900	5,676,725
AVANIR Pharmaceuticals Class A (a)	105,600	313,632
Bristol-Myers Squibb Co.	228,250	7,609,855
Cadence Pharmaceuticals, Inc. (a)	371,900	1,022,725
Cardiome Pharma Corp. (a)	208,600	85,526
Elan Corp. PLC sponsored ADR (a)	37,600	524,896
Eli Lilly & Co.	181,800	7,444,710
Hospira, Inc. (a)	27,400	856,524
Impax Laboratories, Inc. (a)	25,131	520,966
Jazz Pharmaceuticals PLC (a)	13,100	565,920
Johnson & Johnson	585,565	36,556,823
Merck & Co., Inc.	1,229,758	46,214,306
Novo Nordisk A/S Series B	11,500	1,537,342
Pfizer, Inc.	2,699,025	59,027,677
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	16,817	$ 1,145,526
Watson Pharmaceuticals, Inc. (a)	48,226	3,438,032
		194,788,675
TOTAL HEALTH CARE		617,205,781
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.7%
DigitalGlobe, Inc. (a)	62,400	1,008,384
GeoEye, Inc. (a)	108,000	2,069,280
Honeywell International, Inc.	597,850	33,276,331
Meggitt PLC	236,100	1,379,206
Northrop Grumman Corp.	321,455	18,885,481
Precision Castparts Corp.	48,167	8,005,837
Raytheon Co.	71,200	3,582,784
Rockwell Collins, Inc.	683,801	34,443,056
Textron, Inc.	317,400	7,500,162
The Boeing Co.	513,290	35,730,117
Ultra Electronics Holdings PLC	15,400	396,314
United Technologies Corp.	976,109	72,339,438
		218,616,390
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	32,600	1,899,276
Expeditors International of Washington, Inc.	18,700	715,275
FedEx Corp.	86,700	7,728,438
Pacer International, Inc. (a)	63,962	360,746
United Parcel Service, Inc. Class B	345,290	25,876,033
		36,579,768
Airlines - 0.0%
United Continental Holdings, Inc. (a)	113,800	2,864,346
Building Products - 0.0%
Armstrong World Industries, Inc.	6,184	288,113
Lennox International, Inc.	9,400	403,166
Owens Corning (a)	74,100	2,286,726
Quanex Building Products Corp.	48,664	803,443
		3,781,448
Commercial Services & Supplies - 0.2%
Cintas Corp.	65,900	2,431,710
Corrections Corp. of America	36,516	951,972
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Multiplus SA	60,000	$ 1,377,395
Republic Services, Inc.	47,500	1,252,100
Steelcase, Inc. Class A	102,300	897,171
Stericycle, Inc. (a)	87,200	7,609,072
Swisher Hygiene, Inc. (Canada) (a)	134,900	268,451
The Geo Group, Inc. (a)	10,099	219,754
		15,007,625
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	26,400	430,056
Fluor Corp.	88,627	4,154,834
Foster Wheeler AG (a)	93,300	1,669,137
MasTec, Inc. (a)	12,873	210,474
Quanta Services, Inc. (a)	1,000	22,580
Shaw Group, Inc. (a)	60,700	1,541,780
		8,028,861
Electrical Equipment - 0.4%
Alstom SA	28,965	843,871
AMETEK, Inc.	17,500	887,425
Brady Corp. Class A	13,201	362,235
Cooper Industries PLC Class A	98,600	6,951,300
Emerson Electric Co.	310,600	14,526,762
GrafTech International Ltd. (a)	121,000	1,291,070
Hubbell, Inc. Class B	7,300	576,116
Prysmian SpA	67,300	954,719
Regal-Beloit Corp.	37,500	2,260,875
Roper Industries, Inc.	6,300	637,686
		29,292,059
Industrial Conglomerates - 1.8%
3M Co.	190,800	16,105,428
Carlisle Companies, Inc.	11,186	581,448
Danaher Corp.	365,700	19,005,429
General Electric Co.	2,587,330	49,392,130
Reunert Ltd.	45,715	365,823
Tyco International Ltd.	1,149,581	61,111,726
		146,561,984
Machinery - 0.9%
Actuant Corp. Class A	42,300	1,106,991
Caterpillar, Inc.	225,180	19,730,272
Colfax Corp. (a)	17,800	504,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	93,400	$ 9,055,130
Dover Corp.	12,400	701,344
EVA Precision Industrial Holdings Ltd.	336,000	38,095
Fiat Industrial SpA	278,967	2,818,444
Fiat Industrial SpA:
rights 6/20/12 (a)	278,967	5
rights 6/20/12 (a)	278,967	10
GEA Group AG	834	21,320
Illinois Tool Works, Inc.	24,700	1,386,905
Ingersoll-Rand PLC	205,755	8,499,739
Manitowoc Co., Inc.	74,977	779,761
Navistar International Corp. (a)	37,600	1,050,544
Pall Corp.	44,300	2,465,738
Parker Hannifin Corp.	128,855	10,532,608
Stanley Black & Decker, Inc.	147,266	9,756,373
Timken Co.	11,141	531,426
Valmont Industries, Inc.	4,767	545,822
		69,524,801
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	73,000	104,390
Professional Services - 0.2%
Michael Page International PLC	12,600	69,329
Nielsen Holdings B.V. (a)	362,483	10,055,278
Qualicorp SA	55,000	469,048
Randstad Holding NV	33,604	909,111
Robert Half International, Inc.	120,700	3,430,294
SR Teleperformance SA	35,200	841,615
Towers Watson & Co.	54,410	3,278,747
		19,053,422
Road & Rail - 0.5%
CSX Corp.	679,922	14,203,571
J.B. Hunt Transport Services, Inc.	10,300	588,439
QR National Ltd.	202,500	672,640
Union Pacific Corp.	232,430	25,892,702
Universal Truckload Services, Inc.	27,500	361,350
		41,718,702
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	39,600	394,549
Fastenal Co.	70,700	3,127,061
Houston Wire & Cable Co.	33,542	382,379
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	19,100	$ 316,487
Watsco, Inc.	14,100	1,037,901
		5,258,377
TOTAL INDUSTRIALS		596,392,173
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	222,900	1,036,485
Calix Networks, Inc. (a)	95,200	764,456
Cisco Systems, Inc.	2,924,587	47,758,506
Comverse Technology, Inc. (a)	294,500	1,799,395
F5 Networks, Inc. (a)	36,445	3,771,329
Harris Corp.	3,448	137,161
Juniper Networks, Inc. (a)	467,500	8,041,000
Motorola Solutions, Inc.	20,200	971,216
Polycom, Inc. (a)	73,623	842,247
QUALCOMM, Inc.	750,720	43,023,763
Riverbed Technology, Inc. (a)	69,966	1,147,442
ViaSat, Inc. (a)	23,500	987,470
		110,280,470
Computers & Peripherals - 3.2%
Apple, Inc. (a)	366,360	211,657,163
Dell, Inc. (a)	1,329,800	16,396,434
EMC Corp. (a)	1,062,320	25,336,332
Gemalto NV	14,105	899,928
SanDisk Corp. (a)	186,600	6,101,820
		260,391,677
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	1,113,063	59,203,821
Arrow Electronics, Inc. (a)	32,800	1,112,248
Avnet, Inc. (a)	56,700	1,728,783
Corning, Inc.	426,720	5,543,093
Flextronics International Ltd. (a)	46,761	300,206
Jabil Circuit, Inc.	27,200	520,336
Molex, Inc.	38,305	883,696
TE Connectivity Ltd.	35,600	1,118,552
		70,410,735
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	85,500	$ 2,508,570
Cornerstone OnDemand, Inc. (a)	7,600	152,380
eBay, Inc. (a)	446,600	17,502,254
Facebook, Inc. Class A	108,580	3,217,225
Google, Inc. Class A (a)	98,714	57,339,014
QuinStreet, Inc. (a)	60,473	490,436
Velti PLC (a)	74,200	541,660
Yahoo!, Inc. (a)	39,800	606,552
		82,358,091
IT Services - 1.5%
Accenture PLC Class A	127,512	7,280,935
Amdocs Ltd. (a)	20,600	592,250
Automatic Data Processing, Inc.	113,500	5,919,025
Cognizant Technology Solutions Corp. Class A (a)	23,900	1,392,175
EPAM Systems, Inc.	16,000	280,000
Fidelity National Information Services, Inc.	93,400	3,061,652
Fiserv, Inc. (a)	15,557	1,049,009
Heartland Payment Systems, Inc.	25,600	747,008
IBM Corp.	291,918	56,310,982
Jack Henry & Associates, Inc.	1,400	46,214
MasterCard, Inc. Class A	62,553	25,428,420
Maximus, Inc.	7,609	346,286
Paychex, Inc.	29,100	872,127
Redecard SA	22,400	344,299
ServiceSource International, Inc. (a)	99,585	1,195,020
The Western Union Co.	231,900	3,803,160
Unisys Corp. (a)	76,600	1,203,386
Virtusa Corp. (a)	22,100	323,323
Visa, Inc. Class A	116,121	13,377,139
WNS Holdings Ltd. sponsored ADR (a)	7,064	77,563
		123,649,973
Office Electronics - 0.0%
Xerox Corp.	507,700	3,665,594
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	35,900	1,305,683
Applied Materials, Inc.	298,400	3,082,472
Applied Micro Circuits Corp. (a)	33,800	180,492
ASML Holding NV	76,266	3,493,745
Atmel Corp. (a)	975,000	6,825,000
Avago Technologies Ltd.	19,400	642,140
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	250,900	$ 8,116,615
Cirrus Logic, Inc. (a)	66,637	1,913,815
Cree, Inc. (a)	31,600	792,212
Cymer, Inc. (a)	57,130	3,094,732
Entropic Communications, Inc. (a)	140,295	563,986
Fairchild Semiconductor International, Inc. (a)	25,700	339,497
Freescale Semiconductor Holdings I Ltd.	114,800	1,056,160
Intel Corp.	1,124,313	29,052,248
Intersil Corp. Class A	88,300	931,565
KLA-Tencor Corp.	40,500	1,856,115
Lam Research Corp. (a)	87,000	3,245,100
Linear Technology Corp.	444,837	12,909,170
LTX-Credence Corp. (a)	222,791	1,581,816
Marvell Technology Group Ltd.	282,000	3,533,460
Maxim Integrated Products, Inc.	53,800	1,353,608
Micron Technology, Inc. (a)	1,096,519	6,403,671
NVIDIA Corp. (a)	689,600	8,571,728
NXP Semiconductors NV (a)	87,100	1,838,681
ON Semiconductor Corp. (a)	140,823	949,147
RF Micro Devices, Inc. (a)	344,913	1,300,322
Skyworks Solutions, Inc. (a)	51,328	1,378,670
Spansion, Inc. Class A (a)	42,177	455,512
Texas Instruments, Inc.	575,929	16,402,458
TriQuint Semiconductor, Inc. (a)	142,785	743,910
Xilinx, Inc.	54,300	1,735,971
		125,649,701
Software - 1.7%
Adobe Systems, Inc. (a)	23,695	735,730
Autodesk, Inc. (a)	238,600	7,639,972
Check Point Software Technologies Ltd. (a)	36,600	1,875,384
Citrix Systems, Inc. (a)	34,600	2,528,568
Electronic Arts, Inc. (a)	79,600	1,084,152
Informatica Corp. (a)	9,900	410,157
JDA Software Group, Inc. (a)	21,600	597,888
Microsoft Corp.	2,159,480	63,035,221
Nuance Communications, Inc. (a)	18,753	388,000
Opnet Technologies, Inc.	21,233	530,188
Oracle Corp.	1,649,510	43,662,530
Red Hat, Inc. (a)	110,100	5,656,938
Royalblue Group PLC	19,900	473,571
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	30,600	$ 4,241,772
Take-Two Interactive Software, Inc. (a)	22,200	255,744
		133,115,815
TOTAL INFORMATION TECHNOLOGY		909,522,056
MATERIALS - 2.4%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	20,900	1,651,936
Ashland, Inc.	15,000	958,950
Celanese Corp. Class A	42,100	1,676,001
CF Industries Holdings, Inc.	2,700	461,592
Clariant AG (Reg.)	183,400	1,882,556
Dow Chemical Co.	119,900	3,724,094
E.I. du Pont de Nemours & Co.	186,100	8,981,186
Eastman Chemical Co.	505,096	23,517,270
Ecolab, Inc.	94,200	5,954,382
Huabao International Holdings Ltd.	351,000	148,331
Kraton Performance Polymers, Inc. (a)	20,983	400,985
LyondellBasell Industries NV Class A	166,800	6,581,928
Monsanto Co.	240,630	18,576,636
Nitto Denko Corp.	2,000	80,717
PetroLogistics LP	33,100	463,400
Potash Corp. of Saskatchewan, Inc.	96,500	3,822,254
PPG Industries, Inc.	57,400	5,937,456
Praxair, Inc.	71,600	7,606,784
Sherwin-Williams Co.	44,300	5,743,052
Spartech Corp. (a)	86,693	325,966
The Mosaic Co.	123,707	5,898,350
W.R. Grace & Co. (a)	69,300	3,638,250
		108,032,076
Construction Materials - 0.3%
CEMEX SA de CV sponsored ADR	35,360	195,894
HeidelbergCement Finance AG	9,531	417,153
Martin Marietta Materials, Inc.	251,761	16,986,315
Vulcan Materials Co.	144,370	5,002,421
		22,601,783
Containers & Packaging - 0.3%
Ball Corp.	66,600	2,662,002
Nampak Ltd.	216,627	586,851
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	767,517	$ 20,592,481
Rock-Tenn Co. Class A	10,200	526,218
Youyuan International Holdings Ltd.	248,000	53,041
		24,420,593
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	23,400	875,872
Anglo American PLC (United Kingdom)	15,300	466,345
Avion Gold Corp. (a)	329,300	162,602
Commercial Metals Co.	101,200	1,182,016
Copper Mountain Mining Corp. (a)	44,400	171,951
Eldorado Gold Corp.	44,800	497,079
First Quantum Minerals Ltd.	22,000	385,322
Freeport-McMoRan Copper & Gold, Inc.	469,825	15,053,193
Goldcorp, Inc.	35,100	1,281,183
Ivanhoe Mines Ltd. (a)	156,300	1,475,456
Newcrest Mining Ltd.	25,272	613,467
Newmont Mining Corp.	94,600	4,461,336
Nucor Corp.	97,800	3,497,328
Randgold Resources Ltd. sponsored ADR	24,300	1,928,205
SunCoke Energy, Inc. (a)	11,998	168,452
United States Steel Corp.	94,000	1,908,200
		34,128,007
Paper & Forest Products - 0.1%
International Paper Co.	162,000	4,730,400
TOTAL MATERIALS		193,912,859
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,361,400	46,519,038
CenturyLink, Inc.	37,700	1,478,594
China Unicom Ltd.	352,000	482,479
Frontier Communications Corp.	107,474	401,953
PT Telkomunikasi Indonesia Tbk sponsored ADR	17,294	563,093
Verizon Communications, Inc.	292,300	12,171,372
		61,616,529
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series L sponsored ADR	307,810	7,252,004
Crown Castle International Corp. (a)	112,800	6,158,880
MetroPCS Communications, Inc. (a)	68,100	435,840
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	36,692	$ 1,906,149
Sprint Nextel Corp. (a)	1,370,300	3,521,671
TIM Participacoes SA	49,700	240,263
		19,514,807
TOTAL TELECOMMUNICATION SERVICES		81,131,336
UTILITIES - 1.1%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	38,300	1,474,933
Ceske Energeticke Zavody A/S	10,000	353,423
Duke Energy Corp.	72,641	1,596,649
Edison International	221,400	9,954,144
Entergy Corp.	103,300	6,665,949
Exelon Corp.	192,500	7,118,650
FirstEnergy Corp.	148,513	6,948,923
Fortum Corp.	10,400	189,204
NextEra Energy, Inc.	30,320	1,981,109
Northeast Utilities	26,118	940,509
PPL Corp.	5,271	144,267
		37,367,760
Gas Utilities - 0.0%
ONEOK, Inc.	8,800	730,312
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	207,700	3,489,360
NRG Energy, Inc. (a)	218,900	3,353,548
The AES Corp. (a)	1,513,963	18,303,813
		25,146,721
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	167,400	3,386,502
CMS Energy Corp.	14,900	347,170
Dominion Resources, Inc.	2,500	130,150
National Grid PLC	74,000	742,202
PG&E Corp.	179,242	7,832,875
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	133,875	$ 8,703,214
TECO Energy, Inc.	132,000	2,296,800
		23,438,913
TOTAL UTILITIES		86,683,706
TOTAL COMMON STOCKS (Cost $4,262,024,569)		4,645,135,955
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	13,500	1,135,080
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(g)	128,000	435,200
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	6,500	330,070
TOTAL CONVERTIBLE PREFERRED STOCKS		1,900,350
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	2,300	369,032
TOTAL PREFERRED STOCKS (Cost $2,513,551)		2,269,382
Convertible Bonds - 0.0%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (g)	686,000	479,480
Convertible Bonds - continued
	Shares	Value
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (e)	1,540,000	$ 625,625
MATERIALS - 0.0%
Metals & Mining - 0.0%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(g)	691,000	716,636
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	350,000	204,750
TOTAL CONVERTIBLE BONDS (Cost $2,387,119)		2,026,491
Equity Funds - 38.7%

Large Blend Funds - 32.1%
BBH Core Select Fund - Retail Class	23,226,371	243,180,104
DWS Growth and Income Fund	21,267,365	348,784,785
FMI Large Cap Fund	26,807,304	428,112,648
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	75,855,001	1,570,957,062
TOTAL LARGE BLEND FUNDS		2,591,034,599
Large Growth Funds - 5.5%
Fidelity Advisor New Insights Fund Institutional Class (a)(d)	20,740,045	447,570,177
Sector Funds - 1.1%
Consumer Staples Select Sector SPDR ETF	2,518,475	85,023,716
TOTAL EQUITY FUNDS (Cost $2,871,387,355)		3,123,628,492
Investment Companies - 0.0%

Ares Capital Corp. (Cost $1,121,580)	70,500	1,063,845
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.17% 2/7/13 (i) (Cost $801,075)	$ 802,000	$ 801,162
Money Market Funds - 3.3%
	Shares
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (c)	252,665,728	252,665,728
Fidelity Cash Central Fund, 0.17% (b)	8,203,137	8,203,137
TOTAL MONEY MARKET FUNDS (Cost $260,868,865)		260,868,865
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $7,401,104,114)		8,035,794,192
NET OTHER ASSETS (LIABILITIES) - 0.4%		28,547,237
NET ASSETS - 100%		$ 8,064,341,429
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,768 CME E-mini S&P 500 Index Contracts	June 2012	$ 181,193,280	$ (6,559,179)
27 CME E-mini S&P 500 Index Contracts	Sept. 2012	1,757,801	709
TOTAL EQUITY INDEX CONTRACTS		$ 182,951,081	$ (6,558,470)

The face value of futures purchased as a percentage of net assets is 2.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,671,737 or 0.0% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,694,658 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 686,000
Halcon Resources Corp.	3/1/12	$ 720,000
Horizon Pharma, Inc.	2/29/12	$ 339,955
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 2,959
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 716,684
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 435,200
(h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $801,162.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,739
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 385,969,301	$ 90,000,000	$ 35,000,000	$ -	$ 447,570,177
Fidelity Dividend Growth Fund	915,527,474	43,224,951	881,863,711*	3,749,912	-
Total	$ 1,301,496,775	$ 133,224,951	$ 916,863,711	$ 3,749,912	$ 447,570,177
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 570,121,198	$ 566,126,642	$ 3,994,555	$ 1
Consumer Staples	460,543,799	453,708,565	6,835,234	-
Energy	484,304,197	481,098,427	3,205,770	-
Financials	646,822,962	643,217,589	3,605,373	-
Health Care	617,640,981	612,848,169	4,357,612	435,200
Industrials	596,392,173	588,158,229	8,233,944	-
Information Technology	909,852,126	908,478,627	1,373,499	-
Materials	193,912,859	191,066,088	2,846,771	-
Telecommunication Services	81,131,336	80,648,857	482,479	-
Utilities	86,683,706	85,752,300	931,406	-
Corporate Bonds	2,026,491	-	830,375	1,196,116
Equity Funds	3,123,628,492	3,123,628,492	-	-
Money Market Funds	260,868,865	260,868,865	-	-
Investment Companies	1,063,845	1,063,845	-	-
U.S. Government and Government Agency Obligations	801,162	-	801,162	-
Total Investments in Securities:	$ 8,035,794,192	$ 7,996,664,695	$ 37,498,180	$ 1,631,317
Derivative Instruments:
Assets
Futures Contracts	$ 709	$ 709	$ -	$ -
Liabilities
Futures Contracts	$ (6,559,179)	$ (6,559,179)	$ -	$ -
Total Derivative Instruments:	$ (6,558,470)	$ (6,558,470)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(206,568)
Cost of Purchases	1,837,885
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,631,317
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (206,568)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 709	$ (6,559,179)
Total Value of Derivatives	$ 709	$ (6,559,179)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,008,344,445)	$ 7,580,020,878
Fidelity Central Funds (cost $8,203,137)	8,203,137
Affiliated issuers (cost $384,556,532)	447,570,177
Total Investments (cost $7,401,104,114)		$ 8,035,794,192
Segregated cash with broker for futures contracts		9,163,000
Foreign currency held at value (cost $10,301)		10,258
Receivable for investments sold		32,387,492
Receivable for fund shares sold		6,941,250
Dividends receivable		9,596,495
Interest receivable		75,148
Distributions receivable from Fidelity Central Funds		1,562
Receivable for daily variation margin on futures contracts		84,644
Other receivables		190,358
Total assets		8,094,244,399

Liabilities
Payable to custodian bank	$ 224,752
Payable for investments purchased	23,182,650
Payable for fund shares redeemed	5,108,135
Accrued management fee	1,315,186
Other payables and accrued expenses	72,247
Total liabilities		29,902,970

Net Assets		$ 8,064,341,429
Net Assets consist of:
Paid in capital		$ 7,317,800,396
Undistributed net investment income		31,691,193
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		86,723,383
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		628,126,457
Net Assets, for 715,114,939 shares outstanding		$ 8,064,341,429
Net Asset Value, offering price and redemption price per share ($8,064,341,429 ÷ 715,114,939 shares)		$ 11.28

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2012

Investment Income
Dividends: Unaffiliated issuers		$ 107,021,371
Affiliated issuers		3,749,912
Interest		95,727
Income from Fidelity Central Funds		4,739
Total income		110,871,749

Expenses
Management fee	$ 33,439,638
Independent trustees' compensation	83,750
Miscellaneous	20,237
Total expenses before reductions	33,543,625
Expense reductions	(20,425,460)	13,118,165
Net investment income (loss)		97,753,584
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,519,503)
Affiliated issuers	97,782,872
Foreign currency transactions	(80,785)
Futures contracts	7,404,736
Realized gain distributions from underlying funds:
Unaffiliated issuers	23,255,846
Affiliated issuers	475,039
Total net realized gain (loss)		114,318,205
Change in net unrealized appreciation (depreciation) on: Investment securities	(518,297,488)
Assets and liabilities in foreign currencies	(5,242)
Futures contracts	(17,222,582)
Total change in net unrealized appreciation (depreciation)		(535,525,312)
Net gain (loss)		(421,207,107)
Net increase (decrease) in net assets resulting from operations		$ (323,453,523)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2012	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 97,753,584	$ 57,910,126
Net realized gain (loss)	114,318,205	159,156,509
Change in net unrealized appreciation (depreciation)	(535,525,312)	1,225,557,345
Net increase (decrease) in net assets resulting from operations	(323,453,523)	1,442,623,980
Distributions to shareholders from net investment income	(86,066,893)	(43,385,873)
Distributions to shareholders from net realized gain	(167,645,264)	(8,973,498)
Total distributions	(253,712,157)	(52,359,371)
Share transactions Proceeds from sales of shares	2,386,720,870	5,515,866,390
Reinvestment of distributions	253,078,464	52,231,913
Cost of shares redeemed	(2,522,428,115)	(1,096,855,172)
Net increase (decrease) in net assets resulting from share transactions	117,371,219	4,471,243,131
Total increase (decrease) in net assets	(459,794,461)	5,861,507,740

Net Assets
Beginning of period	8,524,135,890	2,662,628,150
End of period (including undistributed net investment income of $31,691,193 and undistributed net investment income of $21,271,248, respectively)	$ 8,064,341,429	$ 8,524,135,890
Other Information Shares
Sold	217,024,794	527,189,080
Issued in reinvestment of distributions	21,971,727	4,812,883
Redeemed	(230,509,793)	(98,784,899)
Net increase (decrease)	8,486,728	433,217,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.10	.03
Net realized and unrealized gain (loss)	(.56)	2.32	(.29)
Total from investment operations	(.43)	2.42	(.26)
Distributions from net investment income	(.12)	(.08)	-
Distributions from net realized gain	(.23)	(.02)	-
Total distributions	(.35)	(.10)	-
Net asset value, end of period	$ 11.28	$ 12.06	$ 9.74
Total Return B,C	(3.58)%	24.93%	(2.60)%
Ratios to Average Net Assets E,G
Expenses before reductions	.41%	.41%	.43% A
Expenses net of fee waivers, if any	.16%	.15%	.18% A
Expenses net of all reductions	.16%	.15%	.18% A
Net investment income (loss)	1.20%	.90%	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,064,341	$ 8,524,136	$ 2,662,628
Portfolio turnover rate H	64% I	54%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F For the period December 30, 2009 (commencement of operations) to May 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amounts do not include the portfolio activity of any Underlying Funds.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management and Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 876,982,768
Gross unrealized depreciation	(261,635,314)
Net unrealized appreciation (depreciation) on securities and other investments	$ 615,347,454

Tax Cost	$ 7,420,446,738

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 31,712,450
Undistributed long-term capital gain	$ 99,507,762
Net unrealized appreciation (depreciation)	$ 615,343,012

The tax character of distributions paid was as follows:

	May 31, 2012	May 31, 2011
Ordinary Income	$ 202,139,849	$ 52,359,371
Long-term Capital Gains	51,572,308	-
Total	$ 253,712,157	$ 52,359,371

Annual Report

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $7,404,736 and a change in net unrealized appreciation (depreciation) of $(17,222,582) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and in-kind transactions, aggregated $5,317,434,669 and $5,074,049,814, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annual management fee rate was .41% of the Fund's average net assets. Strategic Advisers pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to Strategic Advisers by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. First Eagle Investment Management, LLC, Lazard Asset Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Exchange In-Kind. During the period, the Fund redeemed its interest in Fidelity Dividend Growth Fund in exchange for cash and securities, including accrued interest, valued at $746,863,711. Realized gain of $98,614,477 on the redemption of Fidelity Dividend Growth Fund shares is included in the accompanying Statement of Operations as "Realized gain (loss) on affiliated issuers." The Fund recognized a gain of $98,445,555 on the exchange for federal income tax purposes.

7. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20,237 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2014. During the period, this waiver reduced the Fund's management fee by $20,305,018.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $120,063 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $379.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Core Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Core Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2012

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009- present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Core Fund voted to pay on July 9, 2012, to shareholders of record at the opening of business on July 6, 2012, a distribution of $0.139 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.045 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2012, $103,119,771, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 14% and 98% of the dividends distributed in July and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 23% and 98% of the dividends distributed in July and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 20, 2012. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect one Trustee to the Board of Trustees: Amy Butte Liebowitz
	# of Votes	% of Votes
Affirmative	44,707,926,494.93	93.433
Withheld	3,142,175,265.81	6.567
TOTAL	47,850,101,760.74	100.000
PROPOSAL 2
To approve an additional sub-advisory agreement among Strategic Advisers, Inc., Pyramis Global Advisors, LLC and the trust, on behalf of Strategic Advisers Core Fund.
	# of Votes	% of Votes
Affirmative	6,786,945,144.51	91.697
Against	269,916,999.88	3.647
Abstain	344,605,388.85	4.656
TOTAL	7,401,467,533.24	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

On December 1, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an additional sub-advisory agreement (the Sub-Advisory Agreement) with OppenheimerFunds, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective and discipline. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to recruiting, managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Annual Report

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio manager in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2014 and noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00%. The Board noted that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. Because sub-advisory contracts have no impact on the maximum management fees payable by the fund under the management contract with Strategic Advisers, the Board did not consider economies of scale to be a significant factor in its decision to approve the Sub-Advisory Contract. In connection with the Board's annual renewal of the fund's management contract with Strategic Advisers and the fund's sub-advisory agreements, the Board considers the extent to which economies of scale are realized as the fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SAI-COR-UANN-0712
1.922644.102

Strategic Advisers®
Core Multi-Manager Fund

Annual Report

May 31, 2012

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Strategic Advisers® Core Multi-Manager Fund's cumulative total return and show you what would have happened if Strategic Advisers® Core Multi-Manager Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Core Multi-Manager Fund on November 16, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks posted solid gains for the seven months ending May 31, 2012, despite a late-period decline fueled by renewed concern over the eurozone and a marked economic slowdown in China. Although equities began the period on a sour note, a new calendar year brought optimism amid improving U.S. economic indicators and signs Europe was moving toward a solution to its debt woes. Investors' spirits were lifted in February, when the blue-chip-laden Dow Jones Industrial AverageSM crossed the psychologically important 13,000 mark for the first time since 2008. The outlook darkened by April, however, as debt worries resurfaced in Europe and stocks fell, leading both the Dow Jones index and the S&P 500® Index to their largest one-month losses since September 2011. For the seven-month period, the Dow added 5.52% and the broad-based S&P 500® gained 6.00%. The technology-heavy Nasdaq Composite® Index rose 6.07%. Small- and mid-cap stocks lagged their large-cap counterparts, with the Russell 2000® Index rising 3.68% and the Russell Midcap® Index adding 4.36%. Foreign developed-markets stocks significantly underperformed, with the MSCI® EAFE® (Europe, Australasia, Far East) Index returning -9.21% amid local-currency weakness and persistent fiscal problems in countries such as Italy, Greece and Spain

Comments from John Stone, Portfolio Manager of Strategic Advisers® Core Multi-Manager Fund: From its inception on November 16, 2011, through May 31, 2012, Strategic Advisers® Core Multi-Manager Fund (the Fund) returned 6.24%, trailing the 7.21% gain of the S&P 500®. Looking at the Fund's underlying managers, sub-adviser First Eagle Investment Management was the biggest detractor, due to substantial holdings in the poor-performing energy and chemicals groups. Lazard Asset Management also hampered the Fund's relative performance, as its focus on high-quality, mega-cap stocks failed to keep pace when the market was rewarding riskier investments. Pyramis Global Advisors' economically sensitive, generally higher-risk, dividend-growth strategy performed relatively well during the period's "risk-on" phase, but underperformed in the final two months and was a modest detractor overall. On the plus side, OppenheimerFunds - which was added as a sub-adviser during the period - pursues an opportunistic strategy and was the top relative contributor, performing better than expected during the period's risk-driven phase, while performing as expected in the more-defensive final two months. T. Rowe Price, by far the Fund's biggest manager allocation, also aided performance, partly due to strong stock selection during the first quarter of 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.97%	$ 1,000.00	$ 1,055.00	$ 4.98
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.15	$ 4.90

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.4	2.8
Exxon Mobil Corp.	2.0	2.2
Chevron Corp.	1.7	1.7
Wells Fargo & Co.	1.6	1.6
Microsoft Corp.	1.5	1.2
Kraft Foods, Inc. Class A	1.4	1.2
United Technologies Corp.	1.3	0.7
AT&T, Inc.	1.3	1.6
Pfizer, Inc.	1.2	1.2
Google, Inc. Class A	1.2	2.0
	17.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	17.0
Financials	13.3	12.3
Health Care	12.2	9.0
Industrials	11.6	10.1
Consumer Discretionary	11.6	11.0
Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Stocks 94.5%	Stocks 90.9%
Corporate Bonds 0.0%†	Corporate Bonds 0.0%†
Investment Companies 0.0%†	Investment Companies 0.0%†
Sector Funds 0.9%	Sector Funds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.6%	Short-Term Investments and Net Other Assets (Liabilities) 9.1%

†Amount represent less than 0.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
Delphi Automotive PLC	140	$ 4,064
Johnson Controls, Inc.	2,160	65,102
Lear Corp.	630	25,106
Tenneco, Inc. (a)	244	6,625
TRW Automotive Holdings Corp. (a)	1,028	39,650
		140,547
Automobiles - 0.5%
Ford Motor Co.	11,750	124,080
General Motors Co. (a)	4,000	88,800
Harley-Davidson, Inc.	1,060	51,071
Winnebago Industries, Inc. (a)	494	4,426
		268,377
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	400	4,740
DeVry, Inc.	107	2,924
H&R Block, Inc.	700	10,689
		18,353
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	470	15,186
Carnival Corp. unit	3,800	121,942
Chipotle Mexican Grill, Inc. (a)	200	82,614
Club Mediterranee SA (a)	300	5,052
Denny's Corp. (a)	2,122	9,146
Dunkin' Brands Group, Inc.	100	3,247
Hyatt Hotels Corp. Class A (a)	1,320	48,827
Icahn Enterprises LP rights (a)	776	0
Las Vegas Sands Corp.	2,300	106,214
Marriott International, Inc. Class A	800	30,968
McDonald's Corp.	2,800	250,152
Ruth's Hospitality Group, Inc. (a)	460	3,018
Spur Corp. Ltd.	800	1,578
Starbucks Corp.	3,464	190,139
Starwood Hotels & Resorts Worldwide, Inc.	1,100	58,135
Texas Roadhouse, Inc. Class A	348	6,327
WMS Industries, Inc. (a)	347	7,124
Wynn Resorts Ltd.	100	10,304
Yum! Brands, Inc.	1,770	124,537
		1,074,510
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Harman International Industries, Inc.	800	$ 31,376
Lennar Corp. Class A	1,237	33,758
PulteGroup, Inc. (a)	393	3,678
Standard Pacific Corp. (a)	953	4,917
Techtronic Industries Co. Ltd.	3,500	4,297
Woongjin Coway Co. Ltd.	60	1,794
		79,820
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	1,392	296,371
Groupon, Inc. Class A (a)	2,300	24,472
Liberty Media Corp. Interactive Series A (a)	2,745	46,006
Netflix, Inc. (a)	600	38,064
Priceline.com, Inc. (a)	300	187,647
		592,560
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	100	1,156
Brunswick Corp.	60	1,314
Hasbro, Inc.	1,422	50,367
Summer Infant, Inc. (a)	134	407
		53,244
Media - 2.5%
Aegis Group PLC	800	2,010
Antena 3 de Television SA	700	2,571
Cablevision Systems Corp. - NY Group Class A	388	4,439
Charter Communications, Inc. Class A (a)	300	18,810
Comcast Corp.:
Class A	7,244	209,424
Class A (special) (non-vtg.)	5,830	167,438
DIRECTV (a)	1,400	62,230
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,400	65,226
DISH Network Corp. Class A	229	6,421
McGraw-Hill Companies, Inc.	3,370	146,191
MDC Partners, Inc. Class A (sub. vtg.)	649	6,302
Mood Media Corp. (a)	414	1,174
Omnicom Group, Inc.	1,200	57,216
The Walt Disney Co.	6,023	275,311
Time Warner Cable, Inc.	1,200	90,480
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	3,889	$ 134,054
Viacom, Inc. Class B (non-vtg.)	1,730	82,573
		1,331,870
Multiline Retail - 1.1%
Dollar General Corp. (a)	2,340	114,449
Kohl's Corp.	3,500	160,370
Macy's, Inc.	5,510	209,656
Target Corp.	1,949	112,867
		597,342
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	270	19,694
American Eagle Outfitters, Inc.	165	3,186
Ascena Retail Group, Inc. (a)	134	2,537
AutoZone, Inc. (a)	1,006	382,542
Bed Bath & Beyond, Inc. (a)	550	39,738
Best Buy Co., Inc.	325	6,084
Big 5 Sporting Goods Corp.	277	1,803
Body Central Corp. (a)	531	7,779
CarMax, Inc. (a)	6,030	170,106
Destination Maternity Corp.	17	332
Express, Inc. (a)	715	13,228
Foot Locker, Inc.	111	3,523
Foschini Ltd.	300	4,206
GameStop Corp. Class A	138	2,647
Home Depot, Inc.	6,683	329,739
Inditex SA	6	496
Limited Brands, Inc.	97	4,303
Lowe's Companies, Inc.	3,566	95,284
MarineMax, Inc. (a)	100	964
Ross Stores, Inc.	3,900	246,597
rue21, Inc. (a)	183	4,846
SuperGroup PLC (a)	800	3,764
TJX Companies, Inc.	9,116	387,065
		1,730,463
Textiles, Apparel & Luxury Goods - 0.6%
Bosideng International Holdings Ltd.	4,000	923
Coach, Inc.	1,700	114,665
Deckers Outdoor Corp. (a)	60	3,340
G-III Apparel Group Ltd. (a)	309	7,635
Iconix Brand Group, Inc. (a)	150	2,247
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	1,390	$ 150,370
PVH Corp.	135	10,935
Vera Bradley, Inc. (a)	250	5,468
		295,583
TOTAL CONSUMER DISCRETIONARY		6,182,669
CONSUMER STAPLES - 9.5%
Beverages - 2.3%
Carlsberg A/S Series B	50	3,751
Coca-Cola Enterprises, Inc.	3,700	101,232
Cott Corp. (a)	590	4,484
Dr Pepper Snapple Group, Inc.	4,868	200,854
Grupo Modelo SAB de CV Series C	1,200	8,322
Molson Coors Brewing Co. Class B	2,000	76,900
PepsiCo, Inc.	6,300	427,455
SABMiller PLC	100	3,696
The Coca-Cola Co.	5,734	428,502
		1,255,196
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	100	8,639
CVS Caremark Corp.	6,656	299,121
Drogasil SA	200	1,849
Eurocash SA	400	4,343
Kroger Co.	2,900	63,829
Sysco Corp.	1,800	50,238
Wal-Mart Stores, Inc.	5,595	368,263
Whole Foods Market, Inc.	1,100	97,471
		893,753
Food Products - 2.3%
Archer Daniels Midland Co.	1,700	54,196
Danone SA	100	6,414
Flowers Foods, Inc.	296	6,518
General Mills, Inc.	3,500	133,980
Green Mountain Coffee Roasters, Inc. (a)	1,020	24,072
Kellogg Co.	2,200	107,316
Kraft Foods, Inc. Class A	19,047	728,929
Mead Johnson Nutrition Co. Class A	580	46,829
Ralcorp Holdings, Inc. (a)	600	38,130
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sara Lee Corp.	363	$ 7,587
The J.M. Smucker Co.	1,030	78,857
		1,232,828
Household Products - 1.6%
Colgate-Palmolive Co.	1,130	111,079
Energizer Holdings, Inc. (a)	1,595	116,291
Procter & Gamble Co.	9,788	609,695
PZ Cussons PLC Class L	100	498
Reckitt Benckiser Group PLC	180	9,579
Unicharm Corp.	200	10,807
		857,949
Personal Products - 0.2%
Avon Products, Inc.	4,800	79,440
Estee Lauder Companies, Inc. Class A	40	2,166
Hengan International Group Co. Ltd.	500	4,783
		86,389
Tobacco - 1.4%
Altria Group, Inc.	4,732	152,323
British American Tobacco PLC (United Kingdom)	200	9,453
Imperial Tobacco Group PLC	163	5,897
Lorillard, Inc.	100	12,360
Philip Morris International, Inc.	6,616	559,118
		739,151
TOTAL CONSUMER STAPLES		5,065,266
ENERGY - 10.1%
Energy Equipment & Services - 1.8%
Aker Solutions ASA	300	3,965
Baker Hughes, Inc.	2,600	108,498
BW Offshore Ltd.	2,963	3,323
Cal Dive International, Inc. (a)	1,200	3,084
Cameron International Corp. (a)	896	40,938
Cathedral Energy Services Ltd.	855	4,677
Ensco PLC Class A	66	2,964
Essential Energy Services Ltd.	2,039	4,620
FMC Technologies, Inc. (a)	1,200	48,288
Halliburton Co.	1,692	50,862
ION Geophysical Corp. (a)	856	5,187
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)	1,764	$ 17,905
National Oilwell Varco, Inc.	2,239	149,453
Noble Corp.	1,847	57,756
Saipem SpA	24	938
SBM Offshore NV	600	7,828
Schlumberger Ltd.	6,750	426,938
TETRA Technologies, Inc. (a)	500	3,195
Tuscany International Drilling, Inc. (a)	400	201
Unit Corp. (a)	78	3,104
Vantage Drilling Co. (a)	2,600	3,900
Weatherford International Ltd. (a)	330	3,963
Xtreme Drilling & Coil Services Corp. (a)	942	2,089
		953,676
Oil, Gas & Consumable Fuels - 8.3%
Alon USA Energy, Inc.	170	1,440
Americas Petrogas, Inc. (a)	300	581
Americas Petrogas, Inc. (c)	2,000	3,873
Amyris, Inc. (a)	310	840
Anadarko Petroleum Corp.	4,454	271,694
Apache Corp.	1,122	91,308
Bonavista Energy Corp.	70	1,200
BPZ Energy, Inc. (a)	1,622	5,012
Cabot Oil & Gas Corp.	58	1,887
Chevron Corp.	9,390	923,131
Cimarex Energy Co.	300	15,981
Concho Resources, Inc. (a)	300	26,322
ConocoPhillips	930	48,509
CONSOL Energy, Inc.	1,200	33,696
Crew Energy, Inc. (a)	180	1,014
Crown Point Ventures Ltd. (a)	400	271
Crown Point Ventures Ltd. (a)(c)	1,560	1,057
Delek US Holdings, Inc.	200	3,222
Denbury Resources, Inc. (a)	204	3,084
Devon Energy Corp.	4,085	243,139
Double Eagle Petroleum Co. (a)	633	2,659
EOG Resources, Inc.	3,064	304,255
EQT Corp.	700	32,466
Exxon Mobil Corp.	13,300	1,045,779
Gran Tierra Energy, Inc. (Canada) (a)	660	3,329
Hess Corp.	2,600	113,620
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	240	$ 7,075
InterOil Corp. (a)	413	27,427
Kinder Morgan Holding Co. LLC	1,582	54,089
Kinder Morgan Holding Co. LLC warrants 2/15/17	1,472	3,356
Marathon Oil Corp.	126	3,139
Marathon Petroleum Corp.	1,564	56,413
Markwest Energy Partners LP	70	3,356
Murphy Oil Corp.	2,200	102,564
Newfield Exploration Co. (a)	1,300	38,948
Niko Resources Ltd.	72	2,133
Noble Energy, Inc.	870	73,480
Northern Oil & Gas, Inc. (a)	600	10,758
Occidental Petroleum Corp.	2,554	202,456
OGX Petroleo e Gas Participacoes SA (a)	400	2,043
Painted Pony Petroleum Ltd. Class A (a)	100	764
Paladin Energy Ltd. (Australia) (a)	2,858	3,647
Pan Orient Energy Corp. (a)	200	668
Peabody Energy Corp.	1,470	34,339
Petrominerales Ltd.	130	1,737
Phillips 66 (a)	2,820	84,685
Pioneer Natural Resources Co.	300	29,010
Range Resources Corp.	700	40,208
Resolute Energy Corp. (a)	736	6,440
Royal Dutch Shell PLC Class A sponsored ADR	176	10,944
SM Energy Co.	31	1,677
Southwestern Energy Co. (a)	2,313	64,833
Spectra Energy Corp.	4,200	120,582
TAG Oil Ltd. (a)	760	6,880
TAG Oil Ltd. (c)	100	905
Targa Resources Corp.	73	3,237
Tesoro Corp. (a)	289	6,393
Valero Energy Corp.	2,800	59,080
Voyager Oil & Gas, Inc. (a)	1,400	2,618
Williams Companies, Inc.	5,523	168,617
WPX Energy, Inc.	1,666	24,440
		4,438,310
TOTAL ENERGY		5,391,986
Common Stocks - continued
	Shares	Value
FINANCIALS - 13.3%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	2,635	$ 126,269
BlackRock, Inc. Class A	36	6,149
Franklin Resources, Inc.	600	64,074
Goldman Sachs Group, Inc.	1,300	124,410
GP Investments Ltd. (depositary receipt) (a)	2,353	5,087
ICAP PLC	700	3,685
Invesco Ltd.	2,897	63,010
KKR & Co. LP	122	1,434
Monex Beans Holdings, Inc.	15	2,295
Morgan Stanley	7,216	96,406
Northern Trust Corp.	2,500	107,950
State Street Corp.	240	9,890
TD Ameritrade Holding Corp.	1,800	30,888
		641,547
Commercial Banks - 3.7%
Banco Pine SA	599	3,825
Bank of Ireland (a)	42,100	4,658
CapitalSource, Inc.	219	1,386
CIT Group, Inc. (a)	3,598	123,016
Comerica, Inc.	119	3,620
Commercial Bank of Qatar GDR (Reg. S)	390	1,517
Fifth Third Bancorp	3,400	45,390
Guaranty Trust Bank PLC GDR (Reg. S)	400	2,155
Huntington Bancshares, Inc.	5,700	37,278
KeyCorp	471	3,533
M&T Bank Corp.	220	17,890
PNC Financial Services Group, Inc.	3,095	190,095
Regions Financial Corp.	10,781	67,812
SunTrust Banks, Inc.	4,400	100,848
U.S. Bancorp	15,231	473,836
Wells Fargo & Co.	26,958	864,004
Zions Bancorporation	1,900	36,157
		1,977,020
Consumer Finance - 0.9%
American Express Co.	4,500	251,235
Capital One Financial Corp.	2,005	102,997
Discover Financial Services	3,010	99,661
International Personal Finance PLC	1,200	4,158
SLM Corp.	1,600	22,352
		480,403
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.0%
Bank of America Corp.	32,200	$ 236,670
Citigroup, Inc.	17,302	458,676
CME Group, Inc.	641	165,102
IntercontinentalExchange, Inc. (a)	500	61,225
JPMorgan Chase & Co.	16,769	555,892
Moody's Corp.	2,100	76,839
MSCI, Inc. Class A (a)	880	29,753
PICO Holdings, Inc. (a)	927	20,542
		1,604,699
Insurance - 3.1%
AEGON NV	700	2,955
AFLAC, Inc.	1,003	40,200
Allied World Assurance Co. Holdings Ltd.	70	5,383
Allstate Corp.	4,700	159,518
Assured Guaranty Ltd.	920	10,985
Berkshire Hathaway, Inc. Class B (a)	8,038	637,896
Lincoln National Corp.	80	1,654
Loews Corp.	1,100	42,779
Marsh & McLennan Companies, Inc.	5,110	163,418
MetLife, Inc.	5,403	157,822
Prudential Financial, Inc.	150	6,968
Sun Life Financial, Inc.	900	18,578
The Chubb Corp.	1,900	136,933
The Travelers Companies, Inc.	1,600	99,984
Willis Group Holdings PLC	1,200	42,324
XL Group PLC Class A	5,600	114,352
		1,641,749
Real Estate Investment Trusts - 1.4%
American Tower Corp.	2,221	144,098
AvalonBay Communities, Inc.	100	13,975
Beni Stabili SpA SIIQ	6,826	2,749
CBL & Associates Properties, Inc.	670	11,698
Douglas Emmett, Inc.	247	5,286
Education Realty Trust, Inc.	620	6,832
Franklin Street Properties Corp.	300	2,928
General Growth Properties, Inc.	2,100	35,175
Klepierre SA	107	3,322
Lexington Corporate Properties Trust	500	4,155
Prologis, Inc.	2,397	76,656
Public Storage	600	80,082
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	1,200	$ 177,024
SL Green Realty Corp.	106	7,951
Vornado Realty Trust	1,300	106,496
Weyerhaeuser Co.	2,583	51,428
		729,855
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	708	11,647
Forest City Enterprises, Inc. Class A (a)	223	2,986
		14,633
TOTAL FINANCIALS		7,089,906
HEALTH CARE - 12.2%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	500	45,285
Alnylam Pharmaceuticals, Inc. (a)	513	5,253
Amgen, Inc.	3,952	274,743
Amylin Pharmaceuticals, Inc. (a)	464	12,301
ARIAD Pharmaceuticals, Inc. (a)	908	15,046
Biogen Idec, Inc. (a)	976	127,612
Biovitrum AB (a)	895	2,880
Celgene Corp. (a)	1,860	126,945
Dendreon Corp. (a)	2,100	14,700
Dynavax Technologies Corp. (a)	2,600	9,802
Gentium SpA sponsored ADR (a)	100	925
Gilead Sciences, Inc. (a)	4,728	236,164
Horizon Pharma, Inc.	121	484
Horizon Pharma, Inc. (e)	687	2,748
Horizon Pharma, Inc. warrants 2/28/17 (a)(e)	172	51
InterMune, Inc. (a)	213	2,222
Isis Pharmaceuticals, Inc. (a)	211	2,087
Merrimack Pharmaceuticals, Inc.	80	550
PDL BioPharma, Inc.	166	1,077
SIGA Technologies, Inc. (a)	94	217
Synageva BioPharma Corp. (a)	100	3,901
Theravance, Inc. (a)	509	10,531
Thrombogenics NV (a)	300	8,593
Vertex Pharmaceuticals, Inc. (a)	1,025	61,541
ZIOPHARM Oncology, Inc. (a)	1,451	7,458
		973,116
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	3,781	$ 191,394
Boston Scientific Corp. (a)	794	4,558
C.R. Bard, Inc.	300	29,157
Covidien PLC	8,407	435,314
DENTSPLY International, Inc.	2,799	103,563
Edwards Lifesciences Corp. (a)	1,010	86,224
Genmark Diagnostics, Inc. (a)	327	1,472
Integra LifeSciences Holdings Corp. (a)	130	4,616
Natus Medical, Inc. (a)	50	560
Sirona Dental Systems, Inc. (a)	121	5,176
St. Jude Medical, Inc.	1,300	49,946
Stryker Corp.	2,600	133,770
Zimmer Holdings, Inc.	1,000	60,650
		1,106,400
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	1,000	36,990
Brookdale Senior Living, Inc. (a)	1,080	17,809
Chemed Corp.	100	5,555
CIGNA Corp.	305	13,393
DaVita, Inc. (a)	961	78,081
Emeritus Corp. (a)	400	6,084
Express Scripts Holding Co. (a)	3,603	188,041
HCA Holdings, Inc.	11,499	298,859
Humana, Inc.	4,931	376,679
McKesson Corp.	2,203	192,278
Quest Diagnostics, Inc.	800	45,520
Sunrise Senior Living, Inc. (a)	59	355
UnitedHealth Group, Inc.	5,358	298,816
WellPoint, Inc.	6,325	426,242
		1,984,702
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,402	57,005
Charles River Laboratories International, Inc. (a)	120	4,006
Life Technologies Corp. (a)	300	12,273
Thermo Fisher Scientific, Inc.	1,730	87,330
		160,614
Pharmaceuticals - 4.3%
Abbott Laboratories	4,530	279,909
Allergan, Inc.	900	81,225
AVANIR Pharmaceuticals Class A (a)	640	1,901
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	2,510	$ 83,683
Cadence Pharmaceuticals, Inc. (a)	2,705	7,439
Cardiome Pharma Corp. (a)	1,600	656
Elan Corp. PLC sponsored ADR (a)	217	3,029
Eli Lilly & Co.	2,600	106,470
Hospira, Inc. (a)	400	12,504
Impax Laboratories, Inc. (a)	150	3,110
Jazz Pharmaceuticals PLC (a)	80	3,456
Johnson & Johnson	7,670	478,838
Merck & Co., Inc.	13,046	490,269
Novo Nordisk A/S Series B	100	13,368
Pfizer, Inc.	29,600	647,352
Sanofi SA	108	7,357
Watson Pharmaceuticals, Inc. (a)	480	34,219
		2,254,785
TOTAL HEALTH CARE		6,479,617
INDUSTRIALS - 11.6%
Aerospace & Defense - 3.9%
DigitalGlobe, Inc. (a)	470	7,595
GeoEye, Inc. (a)	856	16,401
Honeywell International, Inc.	5,712	317,930
Meggitt PLC	1,600	9,347
Northrop Grumman Corp.	2,639	155,041
Precision Castparts Corp.	657	109,200
Raytheon Co.	797	40,105
Rockwell Collins, Inc.	5,585	281,316
Textron, Inc.	3,976	93,953
The Boeing Co.	5,755	400,606
Ultra Electronics Holdings PLC	100	2,573
United Technologies Corp.	9,060	671,437
		2,105,504
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	500	29,130
Expeditors International of Washington, Inc.	300	11,475
FedEx Corp.	1,200	106,968
Pacer International, Inc. (a)	438	2,470
United Parcel Service, Inc. Class B	4,075	305,381
		455,424
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
United Continental Holdings, Inc. (a)	1,600	$ 40,272
Building Products - 0.1%
Armstrong World Industries, Inc.	47	2,190
Lennox International, Inc.	64	2,745
Owens Corning (a)	606	18,701
Quanex Building Products Corp.	335	5,531
		29,167
Commercial Services & Supplies - 0.3%
Cintas Corp.	800	29,520
Corrections Corp. of America	240	6,257
Multiplus SA	400	9,183
Republic Services, Inc.	313	8,251
Steelcase, Inc. Class A	645	5,657
Stericycle, Inc. (a)	1,200	104,712
Swisher Hygiene, Inc. (Canada) (a)	490	975
The Geo Group, Inc. (a)	100	2,176
		166,731
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	163	2,655
Fluor Corp.	903	42,333
Foster Wheeler AG (a)	610	10,913
MasTec, Inc. (a)	40	654
Shaw Group, Inc. (a)	448	11,379
		67,934
Electrical Equipment - 0.6%
Alstom SA	183	5,332
AMETEK, Inc.	113	5,730
Brady Corp. Class A	100	2,744
Cooper Industries PLC Class A	1,300	91,650
Emerson Electric Co.	4,081	190,868
GrafTech International Ltd. (a)	830	8,856
Hubbell, Inc. Class B	47	3,709
Prysmian SpA	600	8,512
Regal-Beloit Corp.	292	17,605
Roper Industries, Inc.	44	4,454
		339,460
Industrial Conglomerates - 3.1%
3M Co.	2,700	227,907
Carlisle Companies, Inc.	135	7,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Danaher Corp.	5,200	$ 270,244
General Electric Co.	30,610	584,345
Reunert Ltd.	300	2,401
Tyco International Ltd.	10,259	545,368
		1,637,282
Machinery - 1.3%
Actuant Corp. Class A	262	6,857
Caterpillar, Inc.	2,270	198,897
Colfax Corp. (a)	110	3,116
Cummins, Inc.	1,185	114,886
Dover Corp.	82	4,638
EVA Precision Industrial Holdings Ltd.	2,000	227
Fiat Industrial SpA	2,300	23,237
Fiat Industrial SpA:
rights 6/20/12 (a)	2,300	0
rights 6/20/12 (a)	2,300	0
GEA Group AG	7	179
Illinois Tool Works, Inc.	160	8,984
Ingersoll-Rand PLC	2,494	103,027
Manitowoc Co., Inc.	470	4,888
Navistar International Corp. (a)	248	6,929
Pall Corp.	500	27,830
Parker Hannifin Corp.	875	71,523
Stanley Black & Decker, Inc.	1,355	89,769
Timken Co.	100	4,770
		669,757
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	600	858
Professional Services - 0.3%
Nielsen Holdings B.V. (a)	2,985	82,804
Randstad Holding NV	216	5,844
Robert Half International, Inc.	1,414	40,186
SR Teleperformance SA	200	4,782
Towers Watson & Co.	600	36,156
		169,772
Road & Rail - 0.8%
CSX Corp.	8,176	170,797
J.B. Hunt Transport Services, Inc.	70	3,999
QR National Ltd.	2,100	6,976
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	2,424	$ 270,034
Universal Truckload Services, Inc.	223	2,930
		454,736
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	300	2,989
Fastenal Co.	1,000	44,230
Houston Wire & Cable Co.	221	2,519
Rush Enterprises, Inc. Class A (a)	85	1,408
Watsco, Inc.	91	6,699
		57,845
TOTAL INDUSTRIALS		6,194,742
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)	1,442	6,705
Calix Networks, Inc. (a)	623	5,003
Cisco Systems, Inc.	28,446	464,523
Comverse Technology, Inc. (a)	1,946	11,890
F5 Networks, Inc. (a)	245	25,353
Harris Corp.	10	398
Juniper Networks, Inc. (a)	6,600	113,520
Motorola Solutions, Inc.	130	6,250
Polycom, Inc. (a)	454	5,194
QUALCOMM, Inc.	7,988	457,792
Riverbed Technology, Inc. (a)	440	7,216
ViaSat, Inc. (a)	155	6,513
		1,110,357
Computers & Peripherals - 5.4%
Apple, Inc. (a)	4,037	2,332,282
Dell, Inc. (a)	18,800	231,804
EMC Corp. (a)	9,840	234,684
Gemalto NV	90	5,742
SanDisk Corp. (a)	2,600	85,020
		2,889,532
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	9,167	487,593
Arrow Electronics, Inc. (a)	212	7,189
Avnet, Inc. (a)	376	11,464
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	3,358	$ 43,620
Flextronics International Ltd. (a)	297	1,907
Jabil Circuit, Inc.	164	3,137
Molex, Inc.	243	5,606
TE Connectivity Ltd.	236	7,415
		567,931
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	1,200	35,208
Cornerstone OnDemand, Inc. (a)	30	602
eBay, Inc. (a)	5,020	196,734
Facebook, Inc. Class A	820	24,297
Google, Inc. Class A (a)	1,110	644,755
QuinStreet, Inc. (a)	408	3,309
Velti PLC (a)	480	3,504
Yahoo!, Inc. (a)	246	3,749
		912,158
IT Services - 2.6%
Accenture PLC Class A	1,700	97,070
Amdocs Ltd. (a)	127	3,651
Automatic Data Processing, Inc.	1,600	83,440
Cognizant Technology Solutions Corp. Class A (a)	163	9,495
EPAM Systems, Inc.	100	1,750
Fidelity National Information Services, Inc.	976	31,993
Fiserv, Inc. (a)	102	6,878
Heartland Payment Systems, Inc.	160	4,669
IBM Corp.	3,256	628,082
MasterCard, Inc. Class A	615	250,004
Maximus, Inc.	40	1,820
Paychex, Inc.	400	11,988
Redecard SA	100	1,537
ServiceSource International, Inc. (a)	850	10,200
The Western Union Co.	3,100	50,840
Unisys Corp. (a)	496	7,792
Visa, Inc. Class A	1,570	180,864
		1,382,073
Office Electronics - 0.1%
Xerox Corp.	5,624	40,605
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	235	8,547
Applied Materials, Inc.	4,200	43,386
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)	223	$ 1,191
ASML Holding NV	485	22,218
Atmel Corp. (a)	13,800	96,600
Avago Technologies Ltd.	127	4,204
Broadcom Corp. Class A	3,600	116,460
Cirrus Logic, Inc. (a)	529	15,193
Cree, Inc. (a)	220	5,515
Cymer, Inc. (a)	380	20,585
Entropic Communications, Inc. (a)	918	3,690
Fairchild Semiconductor International, Inc. (a)	152	2,008
Freescale Semiconductor Holdings I Ltd.	744	6,845
Intel Corp.	9,012	232,870
Intersil Corp. Class A	566	5,971
KLA-Tencor Corp.	600	27,498
Lam Research Corp. (a)	1,200	44,760
Linear Technology Corp.	3,664	106,329
LTX-Credence Corp. (a)	1,440	10,224
Marvell Technology Group Ltd.	4,000	50,120
Maxim Integrated Products, Inc.	354	8,907
Micron Technology, Inc. (a)	14,486	84,598
NVIDIA Corp. (a)	9,800	121,814
NXP Semiconductors NV (a)	578	12,202
ON Semiconductor Corp. (a)	941	6,342
RF Micro Devices, Inc. (a)	2,312	8,716
Skyworks Solutions, Inc. (a)	330	8,864
Spansion, Inc. Class A (a)	255	2,754
Texas Instruments, Inc.	4,061	115,657
TriQuint Semiconductor, Inc. (a)	890	4,637
Xilinx, Inc.	800	25,576
		1,224,281
Software - 3.0%
Adobe Systems, Inc. (a)	150	4,658
Autodesk, Inc. (a)	3,292	105,410
Check Point Software Technologies Ltd. (a)	500	25,620
Citrix Systems, Inc. (a)	232	16,955
Electronic Arts, Inc. (a)	940	12,803
Informatica Corp. (a)	59	2,444
JDA Software Group, Inc. (a)	142	3,931
Microsoft Corp.	27,425	800,536
Nuance Communications, Inc. (a)	80	1,655
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc.	140	$ 3,496
Oracle Corp.	18,521	490,251
Red Hat, Inc. (a)	1,600	82,208
Royalblue Group PLC	179	4,260
salesforce.com, Inc. (a)	400	55,448
Take-Two Interactive Software, Inc. (a)	137	1,578
		1,611,253
TOTAL INFORMATION TECHNOLOGY		9,738,190
MATERIALS - 3.8%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	324	25,609
Ashland, Inc.	100	6,393
Celanese Corp. Class A	600	23,886
CF Industries Holdings, Inc.	25	4,274
Clariant AG (Reg.)	1,200	12,318
Dow Chemical Co.	1,700	52,802
E.I. du Pont de Nemours & Co.	1,400	67,564
Eastman Chemical Co.	4,155	193,457
Ecolab, Inc.	1,300	82,173
Huabao International Holdings Ltd.	2,000	845
Kraton Performance Polymers, Inc. (a)	127	2,427
LyondellBasell Industries NV Class A	2,048	80,814
Monsanto Co.	2,650	204,580
PetroLogistics LP	260	3,640
Potash Corp. of Saskatchewan, Inc.	1,400	55,452
PPG Industries, Inc.	800	82,752
Praxair, Inc.	1,000	106,240
Sherwin-Williams Co.	700	90,748
Spartech Corp. (a)	537	2,019
The Mosaic Co.	833	39,717
W.R. Grace & Co. (a)	465	24,413
		1,162,123
Construction Materials - 0.4%
CEMEX SA de CV sponsored ADR	132	731
Martin Marietta Materials, Inc.	2,389	161,186
Vulcan Materials Co.	1,740	60,291
		222,208
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Ball Corp.	900	$ 35,973
Nampak Ltd.	1,800	4,876
Packaging Corp. of America	6,235	167,285
Youyuan International Holdings Ltd.	2,000	428
		208,562
Metals & Mining - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	150	5,615
Anglo American PLC (United Kingdom)	100	3,048
Avion Gold Corp. (a)	986	487
Commercial Metals Co.	653	7,627
Copper Mountain Mining Corp. (a)	300	1,162
Eldorado Gold Corp.	272	3,018
First Quantum Minerals Ltd.	142	2,487
Freeport-McMoRan Copper & Gold, Inc.	4,766	152,703
Goldcorp, Inc.	231	8,432
Ivanhoe Mines Ltd. (a)	1,223	11,545
Newcrest Mining Ltd.	161	3,908
Newmont Mining Corp.	1,300	61,308
Nucor Corp.	1,400	50,064
Randgold Resources Ltd. sponsored ADR	159	12,617
SunCoke Energy, Inc. (a)	100	1,404
United States Steel Corp.	1,300	26,390
		351,815
Paper & Forest Products - 0.1%
International Paper Co.	2,000	58,400
TOTAL MATERIALS		2,003,108
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	19,300	659,481
CenturyLink, Inc.	233	9,138
China Unicom Ltd.	2,000	2,741
Frontier Communications Corp.	661	2,472
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	3,256
Verizon Communications, Inc.	4,100	170,724
		847,812
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	3,370	79,397
Crown Castle International Corp. (a)	1,600	87,360
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	1,000	$ 6,400
SBA Communications Corp. Class A (a)	240	12,468
Sprint Nextel Corp. (a)	19,000	48,830
TIM Participacoes SA	400	1,934
		236,389
TOTAL TELECOMMUNICATION SERVICES		1,084,201
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	500	19,255
Duke Energy Corp.	500	10,990
Edison International	2,777	124,854
Entergy Corp.	1,500	96,795
Exelon Corp.	2,700	99,846
FirstEnergy Corp.	2,100	98,259
Fortum Corp.	100	1,819
NextEra Energy, Inc.	180	11,761
Northeast Utilities	170	6,122
		469,701
Gas Utilities - 0.0%
ONEOK, Inc.	60	4,979
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	2,900	48,720
NRG Energy, Inc. (a)	3,100	47,492
The AES Corp. (a)	18,122	219,095
		315,307
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	2,400	48,552
CMS Energy Corp.	74	1,724
National Grid PLC	500	5,015
PG&E Corp.	2,290	100,073
Sempra Energy	1,794	116,628
TECO Energy, Inc.	1,900	33,060
		305,052
TOTAL UTILITIES		1,095,039
TOTAL COMMON STOCKS (Cost $48,211,033)		50,324,724
Convertible Preferred Stocks - 0.0%
	Shares	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	96	$ 8,072
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(e)	1,000	3,400
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	41	2,082
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,604)		13,554
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (e)	$ 5,000	3,495
MATERIALS - 0.0%
Metals & Mining - 0.0%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (d)(e)	5,000	5,186
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (c)	2,000	1,170
TOTAL CONVERTIBLE BONDS (Cost $11,047)		9,851
Equity Funds - 0.9%
	Shares
Sector Funds - 0.9%
Vanguard Consumer Staples ETF (Cost $498,660)	5,890	501,357
Investment Companies - 0.0%

Ares Capital Corp. (Cost $6,886)	458	6,911
Money Market Funds - 4.2%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $2,221,062)	2,221,062	$ 2,221,062
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $50,963,292)		53,077,459
NET OTHER ASSETS (LIABILITIES) - 0.4%		188,758
NET ASSETS - 100%		$ 53,266,217
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 CME E-mini S&P 500 Index Contracts	June 2012	$ 1,178,280	$ (46,332)

The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,005 or 0.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,880 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 5,000
Horizon Pharma, Inc.	2/29/12	$ 2,466
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 22
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 5,186
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 3,400
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,182,669	$ 6,167,620	$ 15,049	$ -
Consumer Staples	5,065,266	5,015,171	50,095	-
Energy	5,391,986	5,375,932	16,054	-
Financials	7,097,978	7,072,001	25,977	-
Health Care	6,483,017	6,447,368	32,249	3,400
Industrials	6,194,742	6,134,936	59,806	-
Information Technology	9,740,272	9,730,270	10,002	-
Materials	2,003,108	1,987,742	15,366	-
Telecommunication Services	1,084,201	1,081,460	2,741	-
Utilities	1,095,039	1,088,205	6,834	-
Corporate Bonds	9,851	-	1,170	8,681
Equity Funds	501,357	501,357	-	-
Money Market Funds	2,221,062	2,221,062	-	-
Investment Companies	6,911	6,911	-	-
Total Investments in Securities:	$ 53,077,459	$ 52,830,035	$ 235,343	$ 12,081
Derivative Instruments:
Liabilities
Futures Contracts	$ (46,332)	$ (46,332)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,505)
Cost of Purchases	13,586
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,081
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (1,505)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (46,332)
Total Value of Derivatives	$ -	$ (46,332)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $50,963,292)		$ 53,077,459
Segregated cash with broker for futures contracts		63,000
Foreign currency held at value (cost $75)		81
Receivable for investments sold		294,995
Receivable for fund shares sold		50
Dividends receivable		107,717
Interest receivable		363
Receivable for daily variation margin on futures contracts		540
Prepaid expenses		10,393
Receivable from investment adviser for expense reductions		5,365
Other receivables		705
Total assets		53,560,668

Liabilities
Payable for investments purchased	$ 199,150
Accrued management fee	27,295
Other affiliated payables	6,239
Audit fees payable	32,021
Custodian fees payable	22,227
Other payables and accrued expenses	7,519
Total liabilities		294,451

Net Assets		$ 53,266,217
Net Assets consist of:
Paid in capital		$ 50,239,167
Undistributed net investment income		193,787
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		765,456
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,067,807
Net Assets, for 5,022,245 shares outstanding		$ 53,266,217
Net Asset Value, offering price and redemption price per share ($53,266,217 ÷ 5,022,245 shares)		$ 10.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period November 16, 2011 (commencement of operations) to May 31, 2012
Investment Income
Dividends: Unaffiliated issuers		$ 536,207
Interest		436
Total income		536,643

Expenses
Management fee	$ 174,996
Transfer agent fees	28,348
Accounting fees and expenses	11,318
Custodian fees and expenses	47,314
Independent trustees' compensation	254
Registration fees	20,090
Audit	34,673
Legal	126
Miscellaneous	702
Total expenses before reductions	317,821
Expense reductions	(39,463)	278,358
Net investment income (loss)		258,285
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	590,220
Foreign currency transactions	(1,405)
Futures contracts	177,144
Total net realized gain (loss)		765,959
Change in net unrealized appreciation (depreciation) on: Investment securities	2,114,167
Assets and liabilities in foreign currencies	(28)
Futures contracts	(46,332)
Total change in net unrealized appreciation (depreciation)		2,067,807
Net gain (loss)		2,833,766
Net increase (decrease) in net assets resulting from operations		$ 3,092,051

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 16, 2011 (commencement of operations) to May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 258,285
Net realized gain (loss)	765,959
Change in net unrealized appreciation (depreciation)	2,067,807
Net increase (decrease) in net assets resulting from operations	3,092,051
Distributions to shareholders from net investment income	(65,001)
Share transactions Proceeds from sales of shares	50,192,112
Reinvestment of distributions	65,001
Cost of shares redeemed	(17,946)
Net increase (decrease) in net assets resulting from share transactions	50,239,167
Total increase (decrease) in net assets	53,266,217

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $193,787)	$ 53,266,217
Other Information Shares
Sold	5,017,415
Issued in reinvestment of distributions	6,423
Redeemed	(1,593)
Net increase (decrease)	5,022,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended May 31, 2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.57
Total from investment operations	.62
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.61
Total Return B,C	6.24%
Ratios to Average Net Assets F
Expenses before reductions	1.10% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,266
Portfolio turnover rate G	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,996,510
Gross unrealized depreciation	(1,976,768)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,019,742

Tax Cost	$ 51,057,717

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 925,589
Undistributed long-term capital gain	$ 81,905
Net unrealized appreciation (depreciation)	$ 2,019,714

The tax character of distributions paid was as follows:

May 31, 2012
Ordinary Income	$ 65,001

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $177,144 and a change in net unrealized appreciation (depreciation) of $(46,332) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $69,255,542 and $21,088,440, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Sub-Advisers. First Eagle Investment Management, LLC, Lazard Asset Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse the Fund until July 31, 2013 to the extent that annual operating expenses exceed .97% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $38,757.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $705 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Core Multi-Manager Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Core Multi-Manager Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period from November 16, 2011 (commencement of operations) to May 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Core Multi-Manager Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2012

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts).

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Core Multi-Manager Fund voted to pay on July 9, 2012, to shareholders of record at the opening of business on July 6, 2012, a distribution of $0.163 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.039 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2012, $81,905, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed in December, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 20, 2012. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect one Trustee to the Board of Trustees: Amy Butte Liebowitz
	# of Votes	% of Votes
Affirmative	44,707,926,494.93	93.433
Withheld	3,142,175,265.81	6.567
TOTAL	47,850,101,760.74	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

On December 1, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an additional sub-advisory agreement (the Sub-Advisory Agreement) with OppenheimerFunds, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective and discipline. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to recruiting, managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio manager in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the fund's projected total operating expenses. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05%. The Board noted that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. Because sub-advisory contracts have no impact on the maximum management fees payable by the fund under the management contract with Strategic Advisers, the Board did not consider economies of scale to be a significant factor in its decision to approve the Sub-Advisory Contract. In connection with the Board's annual renewal of the fund's management contract with Strategic Advisers and the fund's sub-advisory agreements, the Board considers the extent to which economies of scale are realized as the fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

First Eagle Investment Management LLC

Lazard Asset Management LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

MMC-UANN-0712
1.931536.100

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2012

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2012	Past 1 year	Life of fundA
Strategic Advisers® Growth Fund	-2.83%	11.12%

A From June 2, 2010

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Growth Fund on June 2, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major U.S. equity benchmarks ebbed and flowed during the 12 months ending May 31, 2012, but were unable to gain much traction amid an uncertain and fluid investment environment. The broad-based S&P 500® Index returned -0.41%, while the blue-chip-laden Dow Jones Industrial AverageSM and the technology-heavy Nasdaq Composite® Index eked out modest gains of 1.35% and 0.79%, respectively. Volatility was elevated for much of the one-year period, with equities plummeting in the summer and early fall on Europe's debt woes, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade. However, beginning in October, healthier manufacturing, consumer and housing data helped rejuvenate markets and investors' appetite for riskier assets - despite a slight hiccup in November - lifting major equity benchmarks to their best first-quarter performance since 1998. But, stocks slipped in April and May, as deepening worries about the eurozone and a marked slowdown in China and the global economy put the brakes on much of the earlier momentum. Within the S&P 500®, defensive sectors such as utilities (+11%) were strong, while many cyclical groups, namely energy (-15%), struggled amid the uncertainty. Foreign developed-markets stocks fared even worse in the face of Europe's continuing turmoil and local currency weakness, and the MSCI® EAFE® (Europe, Australasia, Far East) Index returned -20.37%.

Comments from John Stone, Lead Portfolio Manager of Strategic Advisers® Growth Fund, and Vincent Zelenko, who became Co-Portfolio Manager of the Fund on January 1, 2012: For the year, Strategic Advisers® Growth Fund (the Fund) returned -2.83%, trailing the 1.49% gain of the Russell 1000® Growth Index. Looking at the Fund's underlying managers, in December, we converted the position in Morgan Stanley Institutional Mid Cap Growth Fund into a sub-advisory relationship with Morgan Stanley Investment Management. However, Morgan Stanley's investment style was not in favor during the period, and the manager was among the Fund's biggest detractors. Sub-advisers Pyramis Global Advisors and Winslow Capital Management also hampered performance. Pyramis' out-of-favor growth-at-a-reasonable-price (GARP) strategy, along with negative stock selection in information technology, caused it to lag the index by a sizable margin. Meanwhile, Winslow struggled with a combination of weak stock picking and a lower-quality tilt. On the plus side, sub-adviser Waddell & Reed Investment Management was the top relative contributor, as its quality-focused strategy benefited during the market's "risk off" phases. Additionally, ASTON/Montag & Caldwell Growth Fund added value because its mega-cap tilt and emphasis on fundamentally strong firms enabled the fund to outpace the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.37%	$ 1,000.00	$ 1,046.60	$ 1.89
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.15	$ 1.87

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
ASTON/Montag & Caldwell Growth Fund Class N	6.9	6.7
Apple, Inc.	6.1	3.2
Fidelity Growth Company Fund	5.2	6.6
Google, Inc. Class A	2.5	2.8
Philip Morris International, Inc.	2.1	1.8
QUALCOMM, Inc.	2.0	1.9
Columbia Select Large Capital Growth Fund Class Z	1.9	3.7
Visa, Inc. Class A	1.7	0.9
Monsanto Co.	1.3	1.3
Starbucks Corp.	1.2	1.1
	30.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.6	21.8
Consumer Discretionary	13.9	12.3
Industrials	8.7	7.7
Health Care	8.4	7.6
Consumer Staples	6.9	6.2
Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Common Stocks 77.1%	Common Stocks 70.8%
Large Growth Funds 14.8%	Large Growth Funds 17.7%
Mid-Cap Growth Funds 0.0%	Mid-Cap Growth Funds 6.2%
Sector Funds 0.0%	Sector Funds 0.6%
Short-Term Investments and Net Other Assets (Liabilities) 8.1%	Short-Term Investments and Net Other Assets (Liabilities) 4.7%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Common Stocks - 77.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.7%
BorgWarner, Inc. (a)	554,850	$ 39,810,488
TRW Automotive Holdings Corp. (a)	282,080	10,879,826
		50,690,314
Automobiles - 0.4%
General Motors Co. (a)	892,430	19,811,946
Harley-Davidson, Inc.	163,050	7,855,749
		27,667,695
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	306,673	8,129,901
Weight Watchers International, Inc.	215,546	12,230,080
		20,359,981
Hotels, Restaurants & Leisure - 3.6%
Dunkin' Brands Group, Inc.	226,257	7,346,565
Las Vegas Sands Corp.	1,250,500	57,748,090
McDonald's Corp.	383,150	34,230,621
Panera Bread Co. Class A (a)	78,200	11,491,490
Starbucks Corp.	1,676,273	92,010,625
Starwood Hotels & Resorts Worldwide, Inc.	134,573	7,112,183
Wynn Resorts Ltd.	263,223	27,122,498
Yum! Brands, Inc.	496,200	34,912,632
		271,974,704
Household Durables - 0.1%
Tempur-Pedic International, Inc. (a)	141,240	6,526,700
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	211,330	44,994,270
Expedia, Inc.	140,030	6,425,977
Groupon, Inc. Class A (a)	566,158	6,023,921
Priceline.com, Inc. (a)	69,550	43,502,830
TripAdvisor, Inc. (a)	147,474	6,323,685
		107,270,683
Media - 1.8%
CBS Corp. Class B	2,633,900	84,074,088
DIRECTV (a)	127,200	5,654,040
Legend Pictures LLC (d)(e)	2,783	2,975,389
McGraw-Hill Companies, Inc.	189,685	8,228,535
Morningstar, Inc.	126,523	7,077,697
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	332,810	$ 15,868,381
Time Warner Cable, Inc.	92,800	6,997,120
		130,875,250
Multiline Retail - 0.8%
Dollar General Corp. (a)	12,100	591,811
Dollar Tree, Inc. (a)	303,326	31,297,177
Macy's, Inc.	578,500	22,011,925
Target Corp.	116,800	6,763,888
		60,664,801
Specialty Retail - 3.5%
AutoZone, Inc. (a)	148,000	56,278,480
Best Buy Co., Inc.	315,340	5,903,165
Foot Locker, Inc.	374,800	11,896,152
Home Depot, Inc.	1,305,660	64,421,264
O'Reilly Automotive, Inc. (a)	427,350	40,935,857
Ross Stores, Inc.	319,600	20,208,308
Staples, Inc.	590,990	7,765,609
TJX Companies, Inc.	1,059,570	44,989,342
Ulta Salon, Cosmetics & Fragrance, Inc.	149,800	13,387,626
		265,785,803
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	352,500	23,776,125
Michael Kors Holdings Ltd.	179,200	7,056,896
NIKE, Inc. Class B	383,510	41,488,112
Ralph Lauren Corp.	104,800	15,594,240
Under Armour, Inc. Class A (sub. vtg.) (a)	101,550	10,229,132
		98,144,505
TOTAL CONSUMER DISCRETIONARY		1,039,960,436
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Beam, Inc.	186,850	11,315,636
Monster Beverage Corp. (a)	162,139	11,771,291
PepsiCo, Inc.	610,410	41,416,319
The Coca-Cola Co.	348,810	26,066,571
		90,569,817
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	205,200	$ 17,727,228
CVS Caremark Corp.	1,639,310	73,670,591
Kroger Co.	686,600	15,112,066
Sun Art Retail Group Ltd.	3,156,390	3,871,499
		110,381,384
Food Products - 1.2%
Kellogg Co.	210,430	10,264,775
Kraft Foods, Inc. Class A	827,560	31,670,721
Mead Johnson Nutrition Co. Class A	312,808	25,256,118
Sara Lee Corp.	630,736	13,182,382
Tyson Foods, Inc. Class A	654,000	12,667,980
		93,041,976
Household Products - 0.3%
Colgate-Palmolive Co.	126,350	12,420,205
Energizer Holdings, Inc. (a)	190,200	13,867,482
		26,287,687
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	771,566	41,780,299
Natura Cosmeticos SA	75,255	1,615,659
		43,395,958
Tobacco - 2.1%
Philip Morris International, Inc.	1,843,980	155,834,750
TOTAL CONSUMER STAPLES		519,511,572
ENERGY - 4.9%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	523,140	23,902,267
FMC Technologies, Inc. (a)	570,700	22,964,968
National Oilwell Varco, Inc.	865,048	57,741,954
Oceaneering International, Inc.	100,100	4,626,622
Schlumberger Ltd.	831,127	52,568,783
Superior Energy Services, Inc. (a)	308,200	6,669,448
		168,474,042
Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	322,360	31,691,212
Concho Resources, Inc. (a)	301,500	26,453,610
Denbury Resources, Inc. (a)	1,192,040	18,023,645
Exxon Mobil Corp.	508,600	39,991,218
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	141,830	$ 6,197,971
HollyFrontier Corp.	220,000	6,485,600
Occidental Petroleum Corp.	547,330	43,386,849
Range Resources Corp.	328,606	18,875,129
Ultra Petroleum Corp. (a)	244,393	4,526,158
Valero Energy Corp.	258,200	5,448,020
		201,079,412
TOTAL ENERGY		369,553,454
FINANCIALS - 4.3%
Capital Markets - 1.7%
BlackRock, Inc. Class A	94,900	16,208,920
Charles Schwab Corp.	1,317,980	16,422,031
Franklin Resources, Inc.	207,300	22,137,567
Greenhill & Co., Inc.	88,064	3,070,792
T. Rowe Price Group, Inc.	485,066	27,934,951
TD Ameritrade Holding Corp.	2,312,910	39,689,536
		125,463,797
Commercial Banks - 0.5%
Regions Financial Corp.	2,392,200	15,046,938
Wells Fargo & Co.	676,850	21,693,043
		36,739,981
Consumer Finance - 0.4%
Capital One Financial Corp.	159,100	8,172,967
Discover Financial Services	676,500	22,398,915
		30,571,882
Diversified Financial Services - 0.9%
CME Group, Inc.	46,920	12,085,184
IntercontinentalExchange, Inc. (a)	201,139	24,629,471
JPMorgan Chase & Co.	439,700	14,576,055
Leucadia National Corp.	35,448	720,303
MSCI, Inc. Class A (a)	415,875	14,060,734
		66,071,747
Insurance - 0.5%
Allstate Corp.	555,600	18,857,064
Everest Re Group Ltd.	96,864	9,891,752
Progressive Corp.	444,130	9,650,945
		38,399,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
American Tower Corp.	428,400	$ 27,794,592
TOTAL FINANCIALS		325,041,760
HEALTH CARE - 8.4%
Biotechnology - 1.5%
Amgen, Inc.	226,500	15,746,280
Biogen Idec, Inc. (a)	185,100	24,201,825
Celgene Corp. (a)	306,500	20,918,625
Gilead Sciences, Inc. (a)	913,150	45,611,843
Ironwood Pharmaceuticals, Inc. Class A (a)	280,859	3,347,839
		109,826,412
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	356,230	18,032,363
Covidien PLC	293,700	15,207,786
Edwards Lifesciences Corp. (a)	198,000	16,903,260
IDEXX Laboratories, Inc. (a)	105,106	8,917,193
Intuitive Surgical, Inc. (a)	65,465	34,244,742
Medtronic, Inc.	555,030	20,447,305
The Cooper Companies, Inc.	127,300	10,843,414
		124,596,063
Health Care Providers & Services - 2.5%
Aetna, Inc.	404,800	16,552,272
Cardinal Health, Inc.	183,700	7,601,506
CIGNA Corp.	303,400	13,322,294
Express Scripts Holding Co. (a)	631,900	32,978,861
McKesson Corp.	222,900	19,454,712
UnitedHealth Group, Inc.	1,559,450	86,970,527
WellPoint, Inc.	187,110	12,609,343
		189,489,515
Health Care Technology - 0.3%
athenahealth, Inc. (a)	114,384	8,314,573
Cerner Corp. (a)	157,800	12,302,088
		20,616,661
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	310,171	13,355,963
Mettler-Toledo International, Inc. (a)	46,600	7,275,192
Techne Corp.	100,706	6,833,909
		27,465,064
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.1%
Allergan, Inc.	549,359	$ 49,579,650
Endo Pharmaceuticals Holdings, Inc. (a)	453,000	14,731,560
Merck & Co., Inc.	465,910	17,508,898
Perrigo Co.	81,100	8,425,479
Pfizer, Inc.	1,196,420	26,165,705
Shire PLC sponsored ADR	190,300	16,063,223
Valeant Pharmaceuticals International, Inc.:
(Canada) (a)	3,528	172,395
(United States) (a)	145,441	7,077,159
Watson Pharmaceuticals, Inc. (a)	263,500	18,784,915
		158,508,984
TOTAL HEALTH CARE		630,502,699
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	567,540	31,589,276
Lockheed Martin Corp.	104,452	8,648,626
Precision Castparts Corp.	462,391	76,854,008
The Boeing Co.	381,800	26,577,098
United Technologies Corp.	349,000	25,864,390
		169,533,398
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	246,587	9,431,953
Commercial Services & Supplies - 0.6%
Covanta Holding Corp.	335,922	5,253,820
Edenred SA	642,497	16,978,125
Stericycle, Inc. (a)	225,749	19,698,858
		41,930,803
Construction & Engineering - 0.2%
Fluor Corp.	387,100	18,147,248
Electrical Equipment - 0.2%
Polypore International, Inc. (a)	133,150	4,925,219
Sensata Technologies Holding BV (a)	257,249	7,900,117
		12,825,336
Industrial Conglomerates - 1.1%
Danaher Corp.	1,327,199	68,974,532
Tyco International Ltd.	249,600	13,268,736
		82,243,268
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.0%
Caterpillar, Inc.	862,390	$ 75,562,612
Eaton Corp.	152,200	6,492,852
Illinois Tool Works, Inc.	311,000	17,462,650
Parker Hannifin Corp.	405,670	33,159,466
Schindler Holding AG (participation certificate)	37,726	4,186,652
Timken Co.	253,000	12,068,100
		148,932,332
Professional Services - 0.9%
Equifax, Inc.	178,631	8,068,762
IHS, Inc. Class A (a)	95,599	9,463,345
Intertek Group PLC	310,578	12,696,158
Qualicorp SA	887,051	7,564,904
Towers Watson & Co.	196,500	11,841,090
Verisk Analytics, Inc. (a)	335,554	16,073,037
		65,707,296
Road & Rail - 1.2%
CSX Corp.	500,880	10,463,383
Kansas City Southern	303,500	20,024,930
Union Pacific Corp.	551,200	61,403,680
		91,891,993
Trading Companies & Distributors - 0.1%
Fastenal Co.	177,000	7,828,710
TOTAL INDUSTRIALS		648,472,337
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,002,660	16,373,438
Motorola Solutions, Inc.	377,786	18,163,951
QUALCOMM, Inc.	2,552,100	146,260,851
		180,798,240
Computers & Peripherals - 7.3%
Apple, Inc. (a)	799,114	461,672,131
Dell, Inc. (a)	1,112,100	13,712,193
EMC Corp. (a)	1,530,700	36,507,195
Hewlett-Packard Co.	437,920	9,932,026
NCR Corp. (a)	633,800	13,575,996
Western Digital Corp. (a)	481,600	15,117,424
		550,516,965
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.4%
Avnet, Inc. (a)	211,700	$ 6,454,733
Corning, Inc.	1,041,650	13,531,034
Jabil Circuit, Inc.	473,700	9,061,881
		29,047,648
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	272,876	8,006,182
Alibaba.com Ltd. (a)	2,582,644	4,465,485
Baidu.com, Inc. sponsored ADR (a)	128,600	15,145,222
Dropbox, Inc. (e)	314,762	2,848,313
eBay, Inc. (a)	418,000	16,381,420
Facebook, Inc. Class A	630,900	18,693,567
Google, Inc. Class A (a)	316,557	183,875,299
LinkedIn Corp. (a)	265,655	25,529,446
MercadoLibre, Inc.	68,758	4,829,562
VeriSign, Inc.	402,500	15,387,575
Yandex NV	490,776	9,781,166
YouKu.com, Inc. ADR (a)	333,047	7,926,519
		312,869,756
IT Services - 4.9%
Alliance Data Systems Corp. (a)	128,900	16,241,400
Cognizant Technology Solutions Corp. Class A (a)	672,920	39,197,590
Fiserv, Inc. (a)	199,400	13,445,542
Gartner, Inc. Class A (a)	252,272	10,262,425
IBM Corp.	285,300	55,034,370
MasterCard, Inc. Class A	214,700	87,277,697
Teradata Corp. (a)	191,600	12,737,568
The Western Union Co.	535,100	8,775,640
Visa, Inc. Class A	1,087,900	125,326,080
		368,298,312
Semiconductors & Semiconductor Equipment - 1.6%
Altera Corp.	866,200	28,939,742
Broadcom Corp. Class A	931,909	30,147,256
First Solar, Inc. (a)	93,493	1,174,272
Intel Corp.	263,200	6,801,088
KLA-Tencor Corp.	285,400	13,079,882
Lam Research Corp. (a)	141,450	5,276,085
LSI Corp. (a)	1,820,500	12,106,325
Microchip Technology, Inc.	774,657	24,029,860
		121,554,510
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 4.8%
Adobe Systems, Inc. (a)	590,030	$ 18,320,432
BMC Software, Inc. (a)	485,610	20,551,015
Cadence Design Systems, Inc. (a)	554,000	5,650,800
Citrix Systems, Inc. (a)	96,801	7,074,217
FactSet Research Systems, Inc.	84,362	8,894,286
Informatica Corp. (a)	69,000	2,858,670
Intuit, Inc.	1,099,950	61,850,189
Microsoft Corp.	1,264,700	36,916,593
Nexon Co. Ltd.	54,700	862,961
Oracle Corp.	2,382,020	63,052,069
Red Hat, Inc. (a)	149,861	7,699,858
Rovi Corp. (a)	769,350	18,795,221
salesforce.com, Inc. (a)	331,385	45,936,589
Solera Holdings, Inc.	245,873	10,916,761
Synopsys, Inc. (a)	504,900	14,919,795
TIBCO Software, Inc. (a)	504,100	13,484,675
VMware, Inc. Class A (a)	174,386	16,219,642
Zynga, Inc.	1,129,160	7,068,542
		361,072,315
TOTAL INFORMATION TECHNOLOGY		1,924,157,746
MATERIALS - 4.3%
Chemicals - 3.6%
Ashland, Inc.	575,530	36,793,633
E.I. du Pont de Nemours & Co.	267,400	12,904,724
Eastman Chemical Co.	230,700	10,741,392
Ecolab, Inc.	363,800	22,995,798
Intrepid Potash, Inc. (a)	255,787	5,021,099
Monsanto Co.	1,312,721	101,342,061
PPG Industries, Inc.	303,770	31,421,969
Praxair, Inc.	401,778	42,684,895
Rockwood Holdings, Inc. (a)	168,757	8,167,839
		272,073,410
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	72,893	4,918,091
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	772,810	24,760,832
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Lynas Corp. Ltd. (a)	1,907,466	$ 1,923,095
Molycorp, Inc. (a)	213,607	4,203,786
		30,887,713
Paper & Forest Products - 0.2%
Domtar Corp.	163,600	12,942,396
TOTAL MATERIALS		320,821,610
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	317,224	9,929,111
TOTAL COMMON STOCKS (Cost $4,992,175,598)		5,787,950,725
Equity Funds - 14.8%

Large Growth Funds - 14.8%
ASTON/Montag & Caldwell Growth Fund Class N	21,724,523	522,257,521
Columbia Select Large Capital Growth Fund Class Z	11,256,944	141,612,354
Fidelity Growth Company Fund (c)	4,404,414	392,697,584
iShares Russell 1000 Growth Index ETF	79,848	4,933,808
PRIMECAP Odyssey Growth Fund	3,263,894	50,459,806
TOTAL EQUITY FUNDS (Cost $1,026,777,805)		1,111,961,073
Money Market Funds - 7.8%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $586,539,708)	586,539,708	586,539,708
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,605,493,111)		7,486,451,506
NET OTHER ASSETS (LIABILITIES) - 0.3%		20,957,034
NET ASSETS - 100%		$ 7,507,408,540
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5,337 CME E-mini S&P 500 Index Contracts	June 2012	$ 349,360,020	$ (8,939,160)
The face value of futures purchased as a percentage of net assets is 4.7%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,823,702 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,058
Legend Pictures LLC	3/8/12	$ 2,975,389
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 385,577,701	$ 140,768,094	$ 135,000,000	$ 285,447	$ 392,697,584
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,039,960,436	$ 1,036,985,047	$ -	$ 2,975,389
Consumer Staples	519,511,572	519,511,572	-	-
Energy	369,553,454	369,553,454	-	-
Financials	325,041,760	325,041,760	-	-
Health Care	630,502,699	630,502,699	-	-
Industrials	648,472,337	614,611,402	33,860,935	-
Information Technology	1,924,157,746	1,920,446,472	862,961	2,848,313
Materials	320,821,610	320,821,610	-	-
Utilities	9,929,111	9,929,111	-	-
Equity Funds	1,111,961,073	1,111,961,073	-	-
Money Market Funds	586,539,708	586,539,708	-	-
Total Investments in Securities:	$ 7,486,451,506	$ 7,445,903,908	$ 34,723,896	$ 5,823,702
Derivative Instruments:
Liabilities
Futures Contracts	$ (8,939,160)	$ (8,939,160)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(745)
Cost of Purchases	5,824,447
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,823,702
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (745)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (8,939,160)
Total Value of Derivatives	$ -	$ (8,939,160)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,268,362,665)	$ 7,093,753,922
Affiliated issuers (cost $337,130,446)	392,697,584
Total Investments (cost $6,605,493,111)		$ 7,486,451,506
Segregated cash with broker for futures contracts		18,679,500
Cash		1,285,135
Foreign currency held at value (cost $389,295)		389,295
Receivable for investments sold		20,205,254
Receivable for fund shares sold		6,482,575
Dividends receivable		7,770,968
Interest receivable		2,928
Receivable for daily variation margin on futures contracts		160,107
Prepaid expenses		63,164
Other receivables		7,127
Total assets		7,541,497,559

Liabilities
Payable for investments purchased	$ 27,100,361
Payable for fund shares redeemed	4,379,213
Accrued management fee	1,377,820
Other affiliated payables	1,042,802
Other payables and accrued expenses	188,823
Total liabilities		34,089,019

Net Assets		$ 7,507,408,540
Net Assets consist of:
Paid in capital		$ 6,658,954,439
Undistributed net investment income		12,215,360
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,773,475)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		872,012,216
Net Assets, for 618,983,203 shares outstanding		$ 7,507,408,540
Net Asset Value, offering price and redemption price per share ($7,507,408,540 ÷ 618,983,203 shares)		$ 12.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2012

Investment Income
Dividends: Unaffiliated issuers		$ 70,627,517
Affiliated issuers		285,447
Interest		25,245
Total income		70,938,209

Expenses
Management fee	$ 32,990,886
Transfer agent fees	9,895,966
Accounting fees and expenses	1,175,384
Custodian fees and expenses	114,454
Independent trustees' compensation	74,758
Registration fees	183,929
Audit	57,545
Legal	73,008
Miscellaneous	304,400
Total expenses before reductions	44,870,330
Expense reductions	(18,271,889)	26,598,441
Net investment income (loss)		44,339,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(95,574,865)
Affiliated issuers	6,991,915
Foreign currency transactions	(171,319)
Futures contracts	(8,556,933)
Realized gain distributions from underlying funds:
Unaffiliated issuers	63,924,859
Affiliated issuers	15,482,647
Total net realized gain (loss)		(17,903,696)
Change in net unrealized appreciation (depreciation) on: Investment securities	(113,552,870)
Assets and liabilities in foreign currencies	(7,019)
Futures contracts	(15,171,246)
Total change in net unrealized appreciation (depreciation)		(128,731,135)
Net gain (loss)		(146,634,831)
Net increase (decrease) in net assets resulting from operations		$ (102,295,063)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2012	For the period June 2, 2010 (commencement of operations) to May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,339,768	$ 25,105,767
Net realized gain (loss)	(17,903,696)	44,606,353
Change in net unrealized appreciation (depreciation)	(128,731,135)	1,000,743,351
Net increase (decrease) in net assets resulting from operations	(102,295,063)	1,070,455,471
Distributions to shareholders from net investment income	(42,293,464)	(14,392,880)
Distributions to shareholders from net realized gain	(62,023,631)	-
Total distributions	(104,317,095)	(14,392,880)
Share transactions Proceeds from sales of shares	2,563,078,634	6,324,700,769
Reinvestment of distributions	104,007,759	14,361,138
Cost of shares redeemed	(1,753,536,231)	(594,653,962)
Net increase (decrease) in net assets resulting from share transactions	913,550,162	5,744,407,945
Total increase (decrease) in net assets	706,938,004	6,800,470,536

Net Assets
Beginning of period	6,800,470,536	-
End of period (including undistributed net investment income of $12,215,360 and undistributed net investment income of $10,665,699, respectively)	$ 7,507,408,540	$ 6,800,470,536
Other Information Shares
Sold	219,506,248	587,138,724
Issued in reinvestment of distributions	8,465,781	1,229,550
Redeemed	(145,541,293)	(51,815,807)
Net increase (decrease)	82,430,736	536,552,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	(.43)	2.63
Total from investment operations	(.36)	2.70
Distributions from net investment income	(.07)	(.03)
Distributions from net realized gain	(.11)	-
Total distributions	(.18)	(.03)
Net asset value, end of period	$ 12.13	$ 12.67
Total Return B,C	(2.83)%	27.03%
Ratios to Average Net Assets F
Expenses before reductions	.62%	.70% A
Expenses net of fee waivers, if any	.36%	.45% A
Expenses net of all reductions	.36%	.45% A
Net investment income (loss)	.61%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,507,409	$ 6,800,471
Portfolio turnover rate G	49% H	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 2, 2010 (commencement of operations) to May 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, partnerships and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,057,950,220
Gross unrealized depreciation	(187,875,247)
Net unrealized appreciation (depreciation) on securities and other investments	$ 870,074,973

Tax Cost	$ 6,616,376,533

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 12,215,360
Capital loss carryforward	$ (33,829,213)
Net unrealized appreciation (depreciation)	$ 870,067,954

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (33,829,213)

The tax character of distributions paid was as follows:

	May 31, 2012	May 31, 2011
Ordinary Income	$ 99,420,493	$ 14,392,880
Long-term Capital Gains	4,896,602	-
Total	$ 104,317,095	$ 14,392,880

Annual Report

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(8,556,933) and a change in net unrealized appreciation (depreciation) of $(15,171,246) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and in-kind transactions, aggregated $4,113,935,735 and $3,447,486,372, respectively.

Exchange In-Kind. During the period, the Fund redeemed 13,187,490 shares of Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares valued at $413,032,173 in exchange for cash and securities. Realized loss of $(2,761,066) on the redemptions of Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares is included in "Net realized gain (loss) on Investment securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized a loss of $(2,761,066) on the exchange for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the period, the total annual management fee rate was .45% of the Fund's average net assets. During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. ClariVest Asset Management LLC, Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,726 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2014. During the period, this waiver reduced the Fund's management fee by $ 18,252,132.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $12,416.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,127 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $214.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Growth Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Growth Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2012

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009- present), President and a Director of Strategic Advisers, Inc. (2011- present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The fund designates 37% and 100% of the dividends distributed in July and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 42% and 100% of the dividends distributed in July and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 20, 2012. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect one Trustee to the Board of Trustees: Amy Butte Liebowitz
	# of Votes	% of Votes
Affirmative	44,707,926,494.93	93.433
Withheld	3,142,175,265.81	6.567
TOTAL	47,850,101,760.74	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

On December 1, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an additional sub-advisory agreement (the Sub-Advisory Agreement) with Morgan Stanley Investment Management Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective and discipline. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to recruiting, managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio manager in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2014 and noted that the fund's maximum aggregate annual management fee rate may not exceed 0.95%. The Board noted that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. Because sub-advisory contracts have no impact on the maximum management fees payable by the fund under the management contract with Strategic Advisers, the Board did not consider economies of scale to be a significant factor in its decision to approve the Sub-Advisory Contract. In connection with the Board's annual renewal of the fund's management contract with Strategic Advisers and the fund's sub-advisory agreements, the Board considers the extent to which economies of scale are realized as the fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Morgan Stanley Investment Management
Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SGF-UANN-0712
1.922642.102

Strategic Advisers®
Growth Multi-Manager Fund

Annual Report

May 31, 2012

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Strategic Advisers® Growth Multi-Manager Fund's cumulative total return and show you what would have happened if Strategic Advisers® Growth Multi-Manager Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Growth Multi-Manager Fund on November 16, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks posted solid gains for the seven months ending May 31, 2012, despite a late-period decline fueled by renewed concern over the eurozone and a marked economic slowdown in China. Although equities began the period on a sour note, a new calendar year brought optimism amid improving U.S. economic indicators and signs Europe was moving toward a solution to its debt woes. Investors' spirits were lifted in February, when the blue-chip-laden Dow Jones Industrial AverageSM crossed the psychologically important 13,000 mark for the first time since 2008. The outlook darkened by April, however, as debt worries resurfaced in Europe and stocks fell, leading both the Dow Jones index and the S&P 500® Index to their largest one-month losses since September 2011. For the seven-month period, the Dow added 5.52% and the broad-based S&P 500® gained 6.00%. The technology-heavy Nasdaq Composite® Index rose 6.07%. Small- and mid-cap stocks lagged their large-cap counterparts, with the Russell 2000® Index rising 3.68% and the Russell Midcap® Index adding 4.36%. Foreign developed-markets stocks significantly underperformed, with the MSCI® EAFE® (Europe, Australasia, Far East) Index returning -9.21% amid local-currency weakness and persistent fiscal problems in countries such as Italy, Greece and Spain.

Comments from John Stone, Portfolio Manager of Strategic Advisers® Growth Multi-Manager Fund: From inception on November 16, 2011, through May 31, 2012, Strategic Advisers® Growth Multi-Manager Fund (the Fund) returned 4.83%, trailing the 7.38% gain of the Russell 1000® Index. Looking at the Fund's underlying managers, sub-adviser Winslow Capital Management was the biggest relative detractor, as the firm struggled with a combination of weak stock picking and a lower-quality tilt, and its aggressive-growth positioning was detrimental at certain points during the period. Waddell & Reed Investment Management hampered relative performance, as its aggressive-growth strategy proved to be a head wind during much of the period. Pyramis Global Advisors was another detractor, as its out-of-favor growth-at-a-reasonable-price (GARP) strategy, along with negative stock selection in information technology, dampened the firm's results. Lastly, Morgan Stanley Investment Management's mid-cap growth investment style lagged the Russell index by a significant margin. This sub-adviser also was hurt by adverse security selection, particularly in consumer discretionary. On the plus side, ClariVest Asset Management's momentum-oriented quantitative strategy outperformed the index and was a notable contributor to the Fund's relative return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.91%	$ 1,000.00	$ 1,045.10	$ 4.65
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.45	$ 4.60

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.6	3.9
Google, Inc. Class A	3.1	3.6
Vanguard Consumer Staples ETF	2.8	0.0
Philip Morris International, Inc.	2.6	2.3
QUALCOMM, Inc.	2.4	2.4
Visa, Inc. Class A	2.0	1.1
Monsanto Co.	1.7	1.5
Starbucks Corp.	1.5	1.4
MasterCard, Inc. Class A	1.4	1.1
UnitedHealth Group, Inc.	1.4	1.0
	26.5
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.7	27.0
Consumer Discretionary	16.6	15.0
Health Care	9.9	9.5
Industrials	9.9	9.6
Consumer Staples	8.4	7.8
Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Common Stocks 91.9%	Common Stocks 87.9%
Large Growth Funds 0.3%	Large Growth Funds 0.4%
Sector Funds 2.8%	Sector Funds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 5.0%	Short-Term Investments and Net Other Assets (Liabilities) 11.7%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.9%
BorgWarner, Inc. (a)	4,760	$ 341,530
TRW Automotive Holdings Corp. (a)	2,620	101,053
		442,583
Automobiles - 0.5%
General Motors Co. (a)	8,280	183,816
Harley-Davidson, Inc.	1,390	66,970
		250,786
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,543	40,905
Weight Watchers International, Inc.	1,101	62,471
		103,376
Hotels, Restaurants & Leisure - 4.3%
Dunkin' Brands Group, Inc.	1,177	38,217
Las Vegas Sands Corp.	10,500	484,890
McDonald's Corp.	3,260	291,248
Panera Bread Co. Class A (a)	670	98,457
Starbucks Corp.	14,210	779,987
Starwood Hotels & Resorts Worldwide, Inc.	1,150	60,778
Wynn Resorts Ltd.	2,230	229,779
Yum! Brands, Inc.	4,190	294,808
		2,278,164
Household Durables - 0.1%
Tempur-Pedic International, Inc. (a)	1,310	60,535
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	1,810	385,367
Expedia, Inc.	1,300	59,657
Groupon, Inc. Class A (a)	2,858	30,409
Priceline.com, Inc. (a)	600	375,294
TripAdvisor, Inc. (a)	1,270	54,458
		905,185
Media - 2.0%
CBS Corp. Class B	22,525	718,998
DIRECTV (a)	1,071	47,606
McGraw-Hill Companies, Inc.	987	42,816
Morningstar, Inc.	658	36,809
Omnicom Group, Inc.	3,090	147,331
Time Warner Cable, Inc.	781	58,887
		1,052,447
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.9%
Dollar General Corp. (a)	100	$ 4,891
Dollar Tree, Inc. (a)	2,255	232,671
Macy's, Inc.	4,872	185,380
Target Corp.	1,000	57,910
		480,852
Specialty Retail - 4.4%
AutoZone, Inc. (a)	1,257	477,987
Best Buy Co., Inc.	2,830	52,978
Foot Locker, Inc.	3,209	101,854
Home Depot, Inc.	11,636	574,120
O'Reilly Automotive, Inc. (a)	3,596	344,461
Ross Stores, Inc.	2,692	170,215
Staples, Inc.	5,480	72,007
TJX Companies, Inc.	9,620	408,465
Ulta Salon, Cosmetics & Fragrance, Inc.	1,300	116,181
		2,318,268
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	2,954	199,247
Michael Kors Holdings Ltd.	1,500	59,070
NIKE, Inc. Class B	3,270	353,749
Ralph Lauren Corp.	900	133,920
Under Armour, Inc. Class A (sub. vtg.) (a)	870	87,635
		833,621
TOTAL CONSUMER DISCRETIONARY		8,725,817
CONSUMER STAPLES - 8.4%
Beverages - 1.5%
Beam, Inc.	1,590	96,290
Monster Beverage Corp. (a)	1,365	99,099
PepsiCo, Inc.	5,660	384,031
The Coca-Cola Co.	2,960	221,201
		800,621
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,700	146,863
CVS Caremark Corp.	14,338	644,350
Kroger Co.	5,870	129,199
Sun Art Retail Group Ltd.	10,500	12,879
		933,291
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.4%
Kellogg Co.	1,950	$ 95,121
Kraft Foods, Inc. Class A	7,458	285,418
Mead Johnson Nutrition Co. Class A	2,345	189,335
Sara Lee Corp.	3,289	68,740
Tyson Foods, Inc. Class A	5,765	111,668
		750,282
Household Products - 0.4%
Colgate-Palmolive Co.	1,070	105,181
Energizer Holdings, Inc. (a)	1,602	116,802
		221,983
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	6,560	355,224
Natura Cosmeticos SA	46	988
		356,212
Tobacco - 2.6%
Philip Morris International, Inc.	16,142	1,364,160
TOTAL CONSUMER STAPLES		4,426,549
ENERGY - 6.0%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	4,630	211,545
FMC Technologies, Inc. (a)	4,800	193,152
National Oilwell Varco, Inc.	7,354	490,880
Oceaneering International, Inc.	855	39,518
Schlumberger Ltd.	7,070	447,178
Superior Energy Services, Inc. (a)	2,597	56,199
		1,438,472
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	2,990	293,947
Concho Resources, Inc. (a)	2,600	228,124
Denbury Resources, Inc. (a)	11,070	167,378
Exxon Mobil Corp.	4,319	339,603
Hess Corp.	1,310	57,247
HollyFrontier Corp.	1,853	54,626
Occidental Petroleum Corp.	4,860	385,252
Phillips 66 (a)	1	15
Range Resources Corp.	2,224	127,747
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	1,271	$ 23,539
Valero Energy Corp.	2,180	45,998
		1,723,476
TOTAL ENERGY		3,161,948
FINANCIALS - 5.1%
Capital Markets - 2.1%
BlackRock, Inc. Class A	800	136,640
Charles Schwab Corp.	12,190	151,887
Franklin Resources, Inc.	1,800	192,222
Greenhill & Co., Inc.	458	15,970
T. Rowe Price Group, Inc.	4,140	238,423
TD Ameritrade Holding Corp.	20,890	358,472
		1,093,614
Commercial Banks - 0.6%
Regions Financial Corp.	20,485	128,851
Wells Fargo & Co.	6,135	196,627
		325,478
Consumer Finance - 0.5%
Capital One Financial Corp.	1,341	68,887
Discover Financial Services	5,697	188,628
		257,515
Diversified Financial Services - 0.9%
CME Group, Inc.	440	113,331
IntercontinentalExchange, Inc. (a)	1,532	187,593
JPMorgan Chase & Co.	3,800	125,970
Leucadia National Corp.	183	3,719
MSCI, Inc. Class A (a)	2,117	71,576
		502,189
Insurance - 0.6%
Allstate Corp.	4,760	161,554
Everest Re Group Ltd.	831	84,862
Progressive Corp.	2,316	50,327
		296,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
American Tower Corp.	3,600	$ 233,568
TOTAL FINANCIALS		2,709,107
HEALTH CARE - 9.9%
Biotechnology - 1.8%
Amgen, Inc.	1,908	132,644
Biogen Idec, Inc. (a)	1,500	196,125
Celgene Corp. (a)	2,600	177,450
Gilead Sciences, Inc. (a)	8,212	410,189
Ironwood Pharmaceuticals, Inc. Class A (a)	1,461	17,415
		933,823
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	3,310	167,552
Covidien PLC	2,500	129,450
Edwards Lifesciences Corp. (a)	1,600	136,592
IDEXX Laboratories, Inc. (a)	547	46,407
Intuitive Surgical, Inc. (a)	448	234,349
Medtronic, Inc.	5,150	189,726
The Cooper Companies, Inc.	1,090	92,846
		996,922
Health Care Providers & Services - 3.0%
Aetna, Inc.	3,409	139,394
Cardinal Health, Inc.	1,547	64,015
CIGNA Corp.	2,624	115,220
Express Scripts Holding Co. (a)	5,400	281,826
McKesson Corp.	1,878	163,912
UnitedHealth Group, Inc.	13,197	735,997
WellPoint, Inc.	1,730	116,585
		1,616,949
Health Care Technology - 0.3%
athenahealth, Inc. (a)	596	43,323
Cerner Corp. (a)	1,300	101,348
		144,671
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	1,617	69,628
Mettler-Toledo International, Inc. (a)	400	62,448
Techne Corp.	524	35,559
		167,635
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.6%
Allergan, Inc.	4,670	$ 421,468
Endo Pharmaceuticals Holdings, Inc. (a)	3,816	124,096
Merck & Co., Inc.	4,320	162,346
Perrigo Co.	800	83,112
Pfizer, Inc.	11,090	242,538
Shire PLC sponsored ADR	1,600	135,056
Valeant Pharmaceuticals International, Inc. (Canada) (a)	777	37,968
Watson Pharmaceuticals, Inc. (a)	2,260	161,115
		1,367,699
TOTAL HEALTH CARE		5,227,699
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	5,270	293,328
Lockheed Martin Corp.	970	80,316
Precision Castparts Corp.	3,910	649,881
The Boeing Co.	3,240	225,536
United Technologies Corp.	3,000	222,330
		1,471,391
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	1,255	48,004
Commercial Services & Supplies - 0.4%
Edenred SA	3,344	88,366
Stericycle, Inc. (a)	1,506	131,414
		219,780
Construction & Engineering - 0.3%
Fluor Corp.	3,300	154,704
Electrical Equipment - 0.2%
Polypore International, Inc. (a)	1,240	45,868
Sensata Technologies Holding BV (a)	1,343	41,244
		87,112
Industrial Conglomerates - 1.3%
Danaher Corp.	11,300	587,261
Tyco International Ltd.	2,102	111,742
		699,003
Machinery - 2.4%
Caterpillar, Inc.	7,648	670,118
Eaton Corp.	1,282	54,690
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	2,600	$ 145,990
Parker Hannifin Corp.	3,680	300,803
Schindler Holding AG (participation certificate)	197	21,862
Timken Co.	2,131	101,649
		1,295,112
Professional Services - 0.8%
Equifax, Inc.	1,534	69,291
IHS, Inc. Class A (a)	497	49,198
Intertek Group PLC	1,600	65,407
Qualicorp SA	4,615	39,357
Towers Watson & Co.	1,655	99,730
Verisk Analytics, Inc. (a)	1,708	81,813
		404,796
Road & Rail - 1.5%
CSX Corp.	4,650	97,139
Kansas City Southern	2,580	170,228
Union Pacific Corp.	4,660	519,124
		786,491
Trading Companies & Distributors - 0.1%
Fastenal Co.	923	40,824
TOTAL INDUSTRIALS		5,207,217
INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 2.8%
Cisco Systems, Inc.	9,300	151,869
Motorola Solutions, Inc.	1,961	94,285
QUALCOMM, Inc.	22,070	1,264,832
		1,510,986
Computers & Peripherals - 9.1%
Apple, Inc. (a)	6,958	4,019,840
Dell, Inc. (a)	9,387	115,742
EMC Corp. (a)	13,100	312,435
Hewlett-Packard Co.	4,060	92,081
NCR Corp. (a)	5,412	115,925
Western Digital Corp. (a)	4,078	128,008
		4,784,031
Electronic Equipment & Components - 0.5%
Avnet, Inc. (a)	1,807	55,095
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	9,660	$ 125,483
Jabil Circuit, Inc.	4,050	77,477
		258,055
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	1,420	41,663
Alibaba.com Ltd. (a)	13,500	23,342
Baidu.com, Inc. sponsored ADR (a)	1,100	129,547
Dropbox, Inc. (c)	1,585	14,343
eBay, Inc. (a)	3,500	137,165
Facebook, Inc. Class A	5,470	162,076
Google, Inc. Class A (a)	2,769	1,608,401
LinkedIn Corp. (a)	1,878	180,476
MercadoLibre, Inc.	358	25,146
VeriSign, Inc.	3,500	133,805
Yandex NV	2,531	50,443
YouKu.com, Inc. ADR (a)	1,732	41,222
		2,547,629
IT Services - 5.9%
Alliance Data Systems Corp. (a)	1,105	139,230
Cognizant Technology Solutions Corp. Class A (a)	5,730	333,773
Fiserv, Inc. (a)	1,678	113,148
Gartner, Inc. Class A (a)	1,315	53,494
IBM Corp.	2,436	469,904
MasterCard, Inc. Class A	1,840	747,978
Teradata Corp. (a)	1,650	109,692
The Western Union Co.	4,516	74,062
Visa, Inc. Class A	9,215	1,061,568
		3,102,849
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	7,450	248,905
Broadcom Corp. Class A	8,470	274,005
First Solar, Inc. (a)	486	6,104
Intel Corp.	2,255	58,269
KLA-Tencor Corp.	2,445	112,054
Lam Research Corp. (a)	1,210	45,133
LSI Corp. (a)	15,575	103,574
Microchip Technology, Inc.	6,590	204,422
		1,052,466
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 5.6%
Adobe Systems, Inc. (a)	5,480	$ 170,154
BMC Software, Inc. (a)	4,510	190,863
Cadence Design Systems, Inc. (a)	4,730	48,246
Citrix Systems, Inc. (a)	505	36,905
FactSet Research Systems, Inc.	439	46,284
Informatica Corp. (a)	500	20,715
Intuit, Inc.	9,350	525,751
Microsoft Corp.	10,661	311,195
Oracle Corp.	21,274	563,123
Red Hat, Inc. (a)	782	40,179
Rovi Corp. (a)	7,130	174,186
salesforce.com, Inc. (a)	2,546	352,927
Solera Holdings, Inc.	1,282	56,921
Synopsys, Inc. (a)	4,252	125,647
TIBCO Software, Inc. (a)	4,214	112,725
VMware, Inc. Class A (a)	1,490	138,585
Zynga, Inc.	5,847	36,602
		2,951,008
TOTAL INFORMATION TECHNOLOGY		16,207,024
MATERIALS - 5.2%
Chemicals - 4.4%
Ashland, Inc.	5,227	334,162
E.I. du Pont de Nemours & Co.	2,252	108,682
Eastman Chemical Co.	1,975	91,956
Ecolab, Inc.	3,100	195,951
Intrepid Potash, Inc. (a)	1,331	26,128
Monsanto Co.	11,402	880,234
PPG Industries, Inc.	2,685	277,736
Praxair, Inc.	3,420	363,341
Rockwood Holdings, Inc. (a)	878	42,495
		2,320,685
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	379	25,571
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	7,026	225,113
Lynas Corp. Ltd. (a)	9,924	10,005
Molycorp, Inc. (a)	1,111	21,864
		256,982
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
Domtar Corp.	1,378	$ 109,014
TOTAL MATERIALS		2,712,252
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	1,651	51,676
TOTAL COMMON STOCKS (Cost $45,908,802)		48,429,289
Equity Funds - 3.1%

Large Growth Funds - 0.3%
iShares Russell 1000 Growth Index ETF	2,748	169,799
Sector Funds - 2.8%
Vanguard Consumer Staples ETF	17,500	1,489,600
TOTAL EQUITY FUNDS (Cost $1,653,339)		1,659,399
Money Market Funds - 5.0%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $2,654,429)	2,654,429	2,654,429
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $50,216,570)		52,743,117
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,337)
NET ASSETS - 100%		$ 52,716,780
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 CME E-mini S&P 500 Index Contracts	June 2012	$ 720,060	$ (21,543)
The face value of futures purchased as a percentage of net assets is 1.4%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,343 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,347
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,725,817	$ 8,725,817	$ -	$ -
Consumer Staples	4,426,549	4,426,549	-	-
Energy	3,161,948	3,161,948	-	-
Financials	2,709,107	2,709,107	-	-
Health Care	5,227,699	5,227,699	-	-
Industrials	5,207,217	5,031,582	175,635	-
Information Technology	16,207,024	16,192,681	-	14,343
Materials	2,712,252	2,712,252	-	-
Utilities	51,676	51,676	-	-
Equity Funds	1,659,399	1,659,399	-	-
Money Market Funds	2,654,429	2,654,429	-	-
Total Investments in Securities:	$ 52,743,117	$ 52,553,139	$ 175,635	$ 14,343
Derivative Instruments:
Liabilities
Futures Contracts	$ (21,543)	$ (21,543)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4)
Cost of Purchases	14,347
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 14,343
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (4)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (21,543)
Total Value of Derivatives	$ -	$ (21,543)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $50,216,570)		$ 52,743,117
Segregated cash with broker for futures contracts		38,500
Cash		11,618
Foreign currency held at value (cost $2,029)		2,029
Receivable for investments sold		141,238
Receivable for fund shares sold		98
Dividends receivable		66,103
Interest receivable		29
Receivable for daily variation margin on futures contracts		330
Prepaid expenses		10,387
Total assets		53,013,449

Liabilities
Payable for investments purchased	$ 223,947
Accrued management fee	24,761
Other affiliated payables	6,262
Audit fees payable	32,021
Other payables and accrued expenses	9,678
Total liabilities		296,669

Net Assets		$ 52,716,780
Net Assets consist of:
Paid in capital		$ 50,358,024
Undistributed net investment income		32,985
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(179,216)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,504,987
Net Assets, for 5,033,467 shares outstanding		$ 52,716,780
Net Asset Value, offering price and redemption price per share ($52,716,780 ÷ 5,033,467 shares)		$ 10.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period November 16, 2011 (commencement of operations) to May 31, 2012

Investment Income
Dividends: Unaffiliated issuers		$ 356,350
Interest		300
Total income		356,650

Expenses
Management fee	$ 157,404
Transfer agent fees	28,245
Accounting fees and expenses	11,206
Custodian fees and expenses	10,890
Independent trustees' compensation	252
Registration fees	20,114
Audit	34,673
Legal	127
Miscellaneous	537
Total expenses		263,448
Net investment income (loss)		93,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(419,563)
Foreign currency transactions	1,008
Futures contracts	239,129
Total net realized gain (loss)		(179,426)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,526,547
Assets and liabilities in foreign currencies	(17)
Futures contracts	(21,543)
Total change in net unrealized appreciation (depreciation)		2,504,987
Net gain (loss)		2,325,561
Net increase (decrease) in net assets resulting from operations		$ 2,418,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period November 16, 2011 (commencement of operations) to May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,202
Net realized gain (loss)	(179,426)
Change in net unrealized appreciation (depreciation)	2,504,987
Net increase (decrease) in net assets resulting from operations	2,418,763
Distributions to shareholders from net investment income	(60,007)
Share transactions Proceeds from sales of shares	50,325,931
Reinvestment of distributions	60,007
Cost of shares redeemed	(27,914)
Net increase (decrease) in net assets resulting from share transactions	50,358,024
Total increase (decrease) in net assets	52,716,780

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $32,985)	$ 52,716,780
Other Information Shares
Sold	5,029,923
Issued in reinvestment of distributions	6,074
Redeemed	(2,530)
Net increase (decrease)	5,033,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended May 31,	2012 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.02
Net realized and unrealized gain (loss)	.46
Total from investment operations	.48
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.47
Total Return B	4.83%
Ratios to Average Net Assets E
Expenses before reductions	.91% A
Expenses net of fee waivers, if any	.91% A
Expenses net of all reductions	.91% A
Net investment income (loss)	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,717
Portfolio turnover rate F	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period November 16, 2011 (commencement of operations) to May 31, 2012.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

F Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,265,264
Gross unrealized depreciation	(1,797,284)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,467,980

Tax Cost	$ 50,275,137

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 32,985
Capital loss carryforward	$ (142,192)
Net unrealized appreciation (depreciation)	$ 2,446,420

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (142,192)

The tax character of distributions paid was as follows:

May 31, 2012
Ordinary Income	$ 60,007

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $239,129 and a change in net unrealized appreciation (depreciation) of $(21,543) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $61,010,143 and $13,025,947, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 99% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Growth Multi-Manager Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Growth Multi-Manager Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period from November 16, 2011 (commencement of operations) to May 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Growth Multi-Manager Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2012

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, please call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts).

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-
present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed in December, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 20, 2012. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect one Trustee to the Board of Trustees: Amy Butte Liebowitz
	# of Votes	% of Votes
Affirmative	44,707,926,494.93	93.433
Withheld	3,142,175,265.81	6.567
TOTAL	47,850,101,760.74	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On December 1, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an additional sub-advisory agreement (the Sub-Advisory Agreement) with Morgan Stanley Investment Management Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective and discipline. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to recruiting, managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio manager in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the fund's projected total operating expenses. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00%. The Board noted that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. Because sub-advisory contracts have no impact on the maximum management fees payable by the fund under the management contract with Strategic Advisers, the Board did not consider economies of scale to be a significant factor in its decision to approve the Sub-Advisory Contract. In connection with the Board's annual renewal of the fund's management contract with Strategic Advisers and the fund's sub-advisory agreements, the Board considers the extent to which economies of scale are realized as the fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Morgan Stanley Investment
Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

MMG-UANN-0712
1.931552.100

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 20, 2011 to May 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value May 31, 2012	Expenses Paid During Period
Actual	.23%	$ 1,000.00	$ 1,008.60	$ 1.04 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.85	$ 1.16 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 164/366 (to reflect the period December 20, 2011 to May 31, 2012).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of May 31, 2012
(excluding cash equivalents)	% of fund's net assets
PIMCO Short-Term Fund	14.2
Fidelity® Short-Term Bond Fund	13.3
Fidelity® Conservative Income Bond Fund Institutional Class	7.2
JPMorgan Short Duration Bond Fund - Select Class Shares	6.6
Metropolitan West Low Duration Bond Fund	5.3
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	5.0
Janus Short-Term Bond Fund - Class T	3.7
T.Rowe Price Short-Term Bond Fund Advisor Class	3.4
Delaware Limited-Term Diversified Income Fund - Class A	3.3
Fannie Mae	2.9
64.9
Asset Allocation (% of fund's net assets)
As of May 31, 2012
Corporate Bonds 14.7%
U.S. Government and U.S. Government Agency Obligations 5.2%
Asset-Backed Securities 4.0%
CMOs and Other Mortgage Related Securities 0.7%
Municipal Securities 0.2%
Short-Term Funds 62.9%
Short-Term Investments and Net Other Assets (Liabilities) 12.3%

Asset allocations of fixed-income funds in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Johnson Controls, Inc. 0.8759% 2/4/14 (e)	$ 2,700,000	$ 2,708,319
Automobiles - 0.6%
Daimler Finance North America LLC:
1.0827% 3/28/14 (c)(e)	5,500,000	5,475,822
1.2492% 4/10/14 (c)(e)	2,000,000	2,001,080
1.6736% 9/13/13 (c)(e)	2,000,000	2,013,052
Volkswagen International Finance NV 1.0782% 4/1/14 (c)(e)	7,975,000	7,955,477
		17,445,431
Media - 0.1%
Time Warner Cable, Inc. 5.4% 7/2/12	2,000,000	2,006,582
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	1,800,000	1,837,280
TOTAL CONSUMER DISCRETIONARY		23,997,612
CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
1.0159% 1/27/14 (e)	5,500,000	5,543,010
2.5% 3/26/13	2,000,000	2,025,930
		7,568,940
Food Products - 0.4%
General Mills, Inc. 0.8159% 5/16/14 (e)	4,400,000	4,408,606
Kraft Foods, Inc.:
1.3442% 7/10/13 (e)	5,150,000	5,176,126
2.625% 5/8/13	2,000,000	2,030,846
		11,615,578
TOTAL CONSUMER STAPLES		19,184,518
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Total Capital Canada Ltd. 0.8462% 1/17/14 (e)	2,000,000	2,003,144
FINANCIALS - 10.7%
Capital Markets - 1.4%
BlackRock, Inc. 0.7669% 5/24/13 (e)	1,000,000	1,002,735
Goldman Sachs Group, Inc. 1.4659% 2/7/14 (e)	3,000,000	2,926,674
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
HSBC Bank PLC 1.2662% 1/17/14 (c)(e)	$ 7,000,000	$ 7,016,583
JPMorgan Chase & Co. 1.2657% 1/24/14 (e)	16,000,000	16,017,008
State Street Corp. 0.8246% 3/7/14 (e)	4,535,000	4,556,337
The Bank of New York Mellon Corp. 0.7359% 7/28/14 (e)	4,260,000	4,254,117
UBS AG Stamford Branch:
1.4659% 1/28/14 (e)	3,025,000	3,003,846
2.25% 8/12/13	810,000	814,572
		39,591,872
Commercial Banks - 4.8%
ANZ Banking Group Ltd. 1.2092% 1/10/14 (c)(e)	2,000,000	2,000,290
Bank of Montreal 2.125% 6/28/13	2,000,000	2,028,954
Bank of Nova Scotia 2.25% 1/22/13	6,193,000	6,254,800
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.1269% 2/24/14 (c)(e)	2,300,000	2,304,306
2.6% 1/22/13 (c)	3,000,000	3,027,213
Barclays Bank PLC:
1.5087% 1/13/14 (e)	2,000,000	2,000,634
2.5% 1/23/13	9,218,000	9,289,209
BB&T Corp. 1.1659% 4/28/14 (e)	2,000,000	2,009,578
BNP Paribas 2.125% 12/21/12	6,526,000	6,546,322
Commonwealth Bank of Australia:
1.1659% 8/7/13 (c)(e)	2,000,000	2,008,376
1.2037% 3/17/14 (c)(e)	2,506,000	2,507,554
Credit Suisse New York Branch:
1.4267% 1/14/14 (e)	7,455,000	7,456,178
5% 5/15/13	4,000,000	4,134,044
Fifth Third Bancorp 6.25% 5/1/13	1,615,000	1,690,844
Fifth Third Bank 0.5759% 5/17/13 (e)	2,350,000	2,337,721
ING Bank NV:
1.5237% 3/15/13 (c)(e)	5,000,000	4,997,465
1.8746% 6/9/14 (c)(e)	5,000,000	4,931,490
KeyCorp. 6.5% 5/14/13	4,500,000	4,725,347
National Australia Bank Ltd.:
1.1892% 4/11/14 (c)(e)	3,000,000	3,006,057
5.35% 6/12/13 (c)	483,000	504,524
Nordea Bank AB 2.5% 11/13/12 (c)	4,000,000	4,030,232
PNC Funding Corp. 0.6659% 1/31/14 (e)	9,000,000	8,969,742
Rabobank Nederland NV 2.65% 8/17/12 (c)	8,250,000	8,278,438
Royal Bank of Canada 0.7662% 4/17/14 (e)	6,000,000	6,011,118
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Banking Corp. 1.4157% 7/22/14 (c)(e)	$ 6,400,000	$ 6,437,210
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	4,000,000	4,024,340
The Toronto Dominion Bank 0.9159% 11/1/13 (e)	3,780,000	3,800,476
U.S. Bank NA 0.7467% 10/14/14 (e)	3,700,000	3,672,579
Union Bank NA 1.4258% 6/6/14 (e)	3,200,000	3,189,907
Wachovia Bank NA 0.8459% 11/3/14 (e)	2,000,000	1,951,588
Wells Fargo & Co. 4.375% 1/31/13	10,045,000	10,282,856
Westpac Banking Corp.:
1.1997% 3/31/14 (c)(e)	3,400,000	3,406,327
2.25% 11/19/12	2,000,000	2,015,772
		139,831,491
Consumer Finance - 1.5%
American Express Credit Corp.:
1.3237% 6/24/14 (e)	1,125,000	1,125,554
5.875% 5/2/13	3,169,000	3,308,632
American Honda Finance Corp. 0.9159% 5/8/14 (c)(e)	4,000,000	4,005,368
Capital One Financial Corp. 1.6167% 7/15/14 (e)	10,025,000	9,947,898
Caterpillar Financial Services Corp. 0.8159% 2/9/15 (e)	5,000,000	5,023,025
General Electric Capital Corp.:
1.1659% 4/24/14 (e)	1,000,000	1,001,310
1.3192% 1/7/14 (e)	12,000,000	12,041,640
3.5% 8/13/12	3,000,000	3,017,196
HSBC Finance Corp. 0.8237% 9/14/12 (e)	3,426,000	3,426,134
Toyota Motor Credit Corp. 0.8662% 1/17/14 (e)	2,000,000	2,008,594
		44,905,351
Diversified Financial Services - 1.9%
Bank of America Corp. 4.9% 5/1/13	10,000,000	10,240,430
BP Capital Markets PLC:
0.9258% 6/6/13 (e)	3,000,000	3,012,000
1.0736% 3/11/14 (e)	4,000,000	4,025,860
1.1008% 12/6/13 (e)	763,000	769,565
Citigroup, Inc.:
2.4669% 8/13/13 (e)	6,000,000	6,041,298
5.5% 4/11/13	9,000,000	9,242,406
Deutsche Bank AG London Branch 2.375% 1/11/13	5,965,000	5,996,686
MassMutual Global Funding II:
0.6358% 12/6/13 (c)(e)	3,759,000	3,751,129
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
MassMutual Global Funding II: - continued
0.8467% 1/14/14 (c)(e)	$ 1,500,000	$ 1,499,937
0.9732% 9/27/13 (c)(e)	1,110,000	1,112,015
MetLife Institutional Funding II 1.3682% 4/4/14 (c)(e)	10,200,000	10,233,670
		55,924,996
Insurance - 1.1%
Berkshire Hathaway Finance Corp. 0.7992% 1/10/14 (e)	2,000,000	2,005,880
Monumental Global Funding III 0.6667% 1/15/14 (c)(e)	5,000,000	4,917,325
New York Life Global Funding:
0.7282% 4/4/14 (c)(e)	4,000,000	3,995,844
4.65% 5/9/13 (c)	5,000,000	5,170,115
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,790,000	1,850,464
Principal Life Income Funding Trusts 0.6459% 11/8/13 (e)	4,000,000	4,000,048
Prudential Financial, Inc.:
2.75% 1/14/13	8,000,000	8,086,560
3.625% 9/17/12	2,095,000	2,111,358
		32,137,594
Real Estate Management & Development - 0.0%
ERP Operating LP 5.2% 4/1/13	1,000,000	1,031,869
TOTAL FINANCIALS		313,423,173
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Co. BV 1.3659% 11/8/13 (e)	350,000	352,611
Teva Pharmaceutical Finance III BV 0.9737% 3/21/14 (e)	6,000,000	6,007,050
		6,359,661
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 0.7469% 12/2/13 (e)	10,000,000	10,034,160
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
0.7469% 5/24/13 (e)	$ 5,400,000	$ 5,375,576
1.25% 9/13/13	460,000	459,038
		5,834,614
Office Electronics - 0.2%
Xerox Corp. 1.2859% 5/16/14 (e)	5,666,000	5,628,944
TOTAL INFORMATION TECHNOLOGY		11,463,558
MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd. 0.7369% 2/18/14 (e)	7,000,000	7,024,234
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T Broadband Corp. 8.375% 3/15/13	2,000,000	2,114,656
AT&T, Inc. 4.95% 1/15/13	8,000,000	8,220,816
British Telecommunications PLC 5.15% 1/15/13	4,443,000	4,557,101
Telefonica Emisiones SAU 2.582% 4/26/13	1,500,000	1,479,495
Verizon Communications, Inc. 1.0827% 3/28/14 (e)	7,000,000	7,063,679
		23,435,747
UTILITIES - 0.5%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,175,000	1,179,477
Northeast Utilities 1.2242% 9/20/13 (e)	1,871,000	1,877,244
		3,056,721
Independent Power Producers & Energy Traders - 0.1%
PSEG Power LLC 2.5% 4/15/13	2,000,000	2,029,070
Multi-Utilities - 0.3%
Dominion Resources, Inc. 5% 3/15/13	4,250,000	4,387,836
DTE Energy Co. 1.1797% 6/3/13 (e)	2,079,000	2,081,738
Sempra Energy 1.2337% 3/15/14 (e)	4,180,000	4,180,422
		10,649,996
TOTAL UTILITIES		15,735,787
TOTAL NONCONVERTIBLE BONDS (Cost $431,688,009)		432,661,594
U.S. Government Agency Obligations - 4.6%
	Principal Amount	Value
Fannie Mae:
0.75% 2/26/13	$ 14,310,000	$ 14,362,575
1.75% 2/22/13 (d)	38,340,000	38,745,062
4.75% 2/21/13	32,276,000	33,313,673
Federal Home Loan Bank 0.875% 8/22/12	48,025,000	48,103,281
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $134,580,168)		134,524,591
Asset-Backed Securities - 4.0%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	3,000,000	3,035,673
Series 2012-2 Class A2, 0.56% 10/15/14	700,000	699,596
Series 2012-3 Class A2, 0.7% 1/15/15	3,000,000	2,999,865
Ally Master Owner Trust:
Series 2012-1 Class A1, 1.0388% 2/15/17 (e)	2,000,000	2,010,891
Series 2012-2 Class A, 0.7413% 3/15/16 (e)	5,000,000	5,000,089
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	480,000	482,045
Series 2011-4 Class A/S, 0.92% 3/9/15	506,672	507,166
Series 2012-1 Class A2, 0.91% 10/8/15	5,000,000	5,006,125
Series 2012-2 Class A2, 0.76% 10/8/15	2,590,000	2,588,958
Bank of America Automobile Trust Series 2012-1 Class A2, 0.59% 11/17/14	6,500,000	6,492,221
BMW Vehicle Lease Trust:
Series 2012-1 Class A2, 0.59% 6/20/14	2,250,000	2,248,594
Series 2011-1 Class A3, 1.06% 2/20/14	540,000	541,728
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	5,000,000	5,165,789
Series 2008-A Class B, 6.89% 1/15/15 (c)	759,000	787,263
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8, 0.7737% 10/15/15 (e)	5,000,000	5,005,406
Chase Issuance Trust:
Series 2005-A11 Class A, 0.3088% 12/15/14 (e)	5,000,000	5,001,331
Series 2012-A Class A1, 0.3388% 5/16/16 (e)	5,000,000	4,999,935
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	1,750,000	1,748,941
Discover Card Master Trust Series 2012-A2 Class A2, 0.3903% 10/17/16 (e)	9,600,000	9,592,788
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	680,000	690,717
Series 2012-A Class A2, 0.62% 9/15/14	590,000	590,055
Series 2012-B Class A2, 0.57% 1/15/15	3,000,000	2,998,256
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Automobile Lease Trust Series 2012-A Class A2, 0.63% 4/15/14	$ 8,000,000	$ 7,995,910
Ford Credit Floorplan Master Owner Trust Series 2012-1 Class A, 0.7103% 1/15/16 (e)	7,000,000	7,022,234
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	970,000	969,934
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	670,000	669,956
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	90,000	90,865
Series 2012-1 Class A2, 0.57% 8/15/14	1,000,000	999,500
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	7,000,000	6,994,312
Hyundai Auto Receivables Trust Series 2011-A Class A3, 1.16% 4/15/15	4,000,000	4,019,072
John Deere Owner Trust 2012 Series 2012-A Class A2, 0.59% 6/16/14	7,000,000	6,997,196
Nissan Auto Lease Trust Series 2010-B Class A3, 1.12% 12/15/13	540,000	541,250
Nissan Auto Receivables Trust Series 2012-A Class A2, 0.54% 10/15/14	2,000,000	1,998,785
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.71% 5/15/17 (e)	1,500,000	1,499,981
Santander Drive Auto Receivables Trust:
Series 2012-2 Class A2, 0.91% 5/15/15	5,000,000	4,998,512
Series 2012-3 Class A2, 0.83% 4/15/15	2,000,000	2,000,437
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	666,533	667,492
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	1,030,000	1,036,742
Series 2012-1 Series A2, 0.61% 10/20/14	2,000,000	2,000,387
TOTAL ASSET-BACKED SECURITIES (Cost $118,770,937)		118,695,997
Collateralized Mortgage Obligations - 1.0%

Private Sponsor - 0.4%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6159% 5/17/60 (c)(e)	2,440,000	2,446,054
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.5669% 11/20/56 (c)(e)	1,254,516	1,251,192
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3798% 12/20/54 (c)(e)	733,994	700,010
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (e)	$ 322,710	$ 309,107
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8657% 1/20/44 (e)	107,333	102,691
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (e)	42,387	40,353
Series 2004-3 Class 2A1, 0.7537% 9/20/44 (e)	1,498,815	1,426,048
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.5667% 7/15/20 (e)	1,500,000	1,499,284
Series 2012-1A Class A1, 0.4403% 1/15/13 (c)(e)	2,000,000	2,001,109
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.6167% 7/15/42 (c)(e)	2,100,000	2,104,501
TOTAL PRIVATE SPONSOR		11,880,349
U.S. Government Agency - 0.6%
Fannie Mae:
floater planned amortization Series 2005-90 Class FC, 0.4888% 10/25/35 (e)	378,046	377,376
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	918,767	925,287
Series 2011-23 Class AB, 2.75% 6/25/20	301,540	313,109
Freddie Mac:
floater Series 2711 Class FC, 1.1388% 2/15/33 (e)	1,070,000	1,087,151
floater planned amortization:
Series 3102 Class FD, 0.5388% 1/15/36 (e)	1,082,269	1,083,657
Series 3117 Class JF, 0.5388% 2/15/36 (e)	428,867	429,192
floater sequential payer:
Series 2587 Class XF, 0.5888% 9/15/17 (e)	687,871	688,156
Series 2601 Class GF, 0.5888% 11/15/17 (e)	1,208,270	1,209,322
Series 2777 Class FJ, 0.4888% 11/15/17 (e)	872,717	872,742
sequential payer Series 2582 Class CG, 4% 11/15/17	507,065	517,448
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater planned amortization Series 2004-80 Class FM, 0.5398% 7/20/34 (e)	8,271,887	8,279,740
floater sequential payer Series 2010-120 Class FB 0.5398% 9/20/35 (e)	959,739	960,571
TOTAL U.S. GOVERNMENT AGENCY		16,743,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,661,618)		28,624,100
Commercial Mortgage Securities - 0.3%
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8 Class A2, 0.3888% 3/15/22 (c)(e)	$ 4,638,472	$ 4,566,673
GS Mortgage Securities Corp. II floater Series 2007-EOP Class A1, 1.1031% 3/6/20 (c)(e)	950,605	943,362
GS Mortgage Securities Trust Series 2012-GC6 Class A1, 1.282% 1/10/45	85,528	85,687
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(e)	3,000,000	2,995,359
Morgan Stanley Capital I Trust floater Series 2007-XLFA Class A2, 0.339% 10/15/20 (c)(e)	1,384,323	1,319,510
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,903,757)		9,910,591
Municipal Securities - 0.2%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 8/1/12 (e)(f)	4,000,000	4,000,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.6%, tender 9/4/12 (e)(f)	1,200,000	1,200,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.45%, tender 7/2/12 (e)	400,000	400,000
TOTAL MUNICIPAL SECURITIES (Cost $5,600,000)		5,600,000
Certificates of Deposit - 0.1%

Bank of Nova Scotia yankee 0.9659% 2/10/14 (e)	2,000,000	2,000,194
Westpac Banking Corp. yankee 1.2192% 7/10/13 (e)	2,000,000	2,000,180
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,001,108)		4,000,374
Commercial Paper - 0.3%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	987,830
Vodafone Group PLC yankee:
1% 2/1/13	4,000,000	3,973,869
Commercial Paper - continued
	Principal Amount	Value
Vodafone Group PLC yankee: - continued
1.02% 2/13/13	$ 1,000,000	$ 993,063
1.25% 3/12/13	3,000,000	2,976,274
TOTAL COMMERCIAL PAPER (Cost $8,921,170)		8,931,036
Short-Term Funds - 62.9%
	Shares
Short-Term Funds - 62.9%
Baird Short-Term Bond Fund - Institutional Class	2,884,843	27,925,283
Delaware Limited-Term Diversified Income Fund - Class A	10,698,362	95,750,341
Fidelity Conservative Income Bond Fund Institutional Class (b)	21,242,198	212,634,399
Fidelity Short-Term Bond Fund (b)	45,662,313	389,499,533
Janus Short-Term Bond Fund - Class T	34,739,874	107,346,209
JPMorgan Short Duration Bond Fund - Select Class Shares	17,557,836	192,785,037
Metropolitan West Low Duration Bond Fund	18,233,688	156,445,042
PIMCO Short-Term Fund	42,543,765	417,354,330
T.Rowe Price Short-Term Bond Fund Advisor Class	20,494,249	99,192,164
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	30,455,523	146,795,620
TOTAL SHORT-TERM FUNDS (Cost $1,840,661,536)		1,845,727,958
Money Market Funds - 12.9%

Fidelity Institutional Money Market Portfolio Institutional Class (b)	326,967,203	326,967,203
SSgA US Treasury Money Market Fund, 0% (a)	52,771,694	52,771,694
TOTAL MONEY MARKET FUNDS (Cost $379,738,897)		379,738,897
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,962,527,200)		2,968,415,138
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(32,823,810)
NET ASSETS - 100%		$ 2,935,591,328
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
50 Eurodollar 90 Day Index Contracts	June 2012	$ 49,940,625	$ 1,937
40 Eurodollar 90 Day Index Contracts	Sept. 2012	39,944,500	(5,977)
TOTAL EURODOLLAR CONTRACTS		$ 89,885,125	$ (4,040)
The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,497,073 or 4.9% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $40,423.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ -	$ 212,309,830	$ -	$ 483,761	$ 212,634,399
Fidelity Institutional Money Market Portfolio Institutional Class	-	327,355,829	388,626	252,446	326,967,203
Fidelity Short-Term Bond Fund	-	389,008,713	-	1,237,034	389,499,533
Fidelity Ultra-Short Bond Fund	-	250,807	251,115	74	-
Total	$ -	$ 928,925,179	$ 639,741	$ 1,973,315	$ 929,101,135
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 432,661,594	$ -	$ 432,661,594	$ -
U.S. Government and Government Agency Obligations	134,524,591	-	134,524,591	-
Asset-Backed Securities	118,695,997	-	118,695,997	-
Collateralized Mortgage Obligations	28,624,100	-	28,624,100	-
Commercial Mortgage Securities	9,910,591	-	9,910,591	-
Municipal Securities	5,600,000	-	5,600,000	-
Certificates of Deposit	4,000,374	-	4,000,374	-
Commercial Paper	8,931,036	-	8,931,036	-
Short-Term Funds	1,845,727,958	1,845,727,958	-	-
Money Market Funds	379,738,897	379,738,897	-	-
Total Investments in Securities:	$ 2,968,415,138	$ 2,225,466,855	$ 742,948,283	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,937	$ 1,937	$ -	$ -
Liabilities
Futures Contracts	$ (5,977)	$ (5,977)	$ -	$ -
Total Derivative Instruments:	$ (4,040)	$ (4,040)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,937	$ (5,977)
Total Value of Derivatives	$ 1,937	$ (5,977)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,034,241,453)	$ 2,039,314,003
Affiliated issuers (cost $928,285,747)	929,101,135
Total Investments (cost $2,962,527,200)		$ 2,968,415,138
Receivable for fund shares sold		2,949,156
Dividends receivable		260,537
Interest receivable		2,521,314
Receivable for daily variation margin on futures contracts		938
Prepaid expenses		25,232
Total assets		2,974,172,315

Liabilities
Payable to custodian bank	$ 5
Payable for investments purchased	36,344,561
Payable for fund shares redeemed	1,532,308
Distributions payable	2,516
Accrued management fee	83,110
Other affiliated payables	220,227
Other payables and accrued expenses	398,260
Total liabilities		38,580,987

Net Assets		$ 2,935,591,328
Net Assets consist of:
Paid in capital		$ 2,929,207,331
Undistributed net investment income		500,074
Accumulated undistributed net realized gain (loss) on investments		25
Net unrealized appreciation (depreciation) on investments		5,883,898
Net Assets, for 291,941,642 shares outstanding		$ 2,935,591,328
Net Asset Value, offering price and redemption price per share ($2,935,591,328 ÷ 291,941,642 shares)		$ 10.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

For the period December 20, 2011 (commencement of operations) to May 31, 2012
Investment Income
Dividends: Unaffiliated issuers		$ 4,332,825
Affiliated issuers		1,973,315
Interest		1,964,950
Total income		8,271,090

Expenses
Management fee	$ 2,358,072
Transfer agent fees	569,663
Accounting fees and expenses	266,389
Custodian fees and expenses	8,604
Independent trustees' compensation	7,628
Registration fees	648,477
Audit	37,781
Legal	1,547
Miscellaneous	2,826
Total expenses before reductions	3,900,987
Expense reductions	(2,020,165)	1,880,822
Net investment income (loss)		6,390,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,036
Affiliated issuers	308
Total net realized gain (loss)		3,344
Change in net unrealized appreciation (depreciation) on: Investment securities	5,887,938
Futures contracts	(4,040)
Total change in net unrealized appreciation (depreciation)		5,883,898
Net gain (loss)		5,887,242
Net increase (decrease) in net assets resulting from operations		$ 12,277,510

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 20, 2011 (commencement of operations) to May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,390,268
Net realized gain (loss)	3,344
Change in net unrealized appreciation (depreciation)	5,883,898
Net increase (decrease) in net assets resulting from operations	12,277,510
Distributions to shareholders from net investment income	(5,893,001)
Share transactions Proceeds from sales of shares	3,054,825,308
Reinvestment of distributions	5,884,507
Cost of shares redeemed	(131,502,996)
Net increase (decrease) in net assets resulting from share transactions	2,929,206,819
Total increase (decrease) in net assets	2,935,591,328

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $500,074)	$ 2,935,591,328
Other Information Shares
Sold	304,440,940
Issued in reinvestment of distributions	585,405
Redeemed	(13,084,703)
Net increase (decrease)	291,941,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended May 31, 2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.035
Net realized and unrealized gain (loss)	.051
Total from investment operations	.086
Distributions from net investment income	(.026)
Net asset value, end of period	$ 10.06
Total Return B,C	.86%
Ratios to Average Net Assets F
Expenses before reductions	.48% A
Expenses net of fee waivers, if any	.23% A
Expenses net of all reductions	.23% A
Net investment income (loss)	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,935,591
Portfolio turnover rate G	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of the Underlying Funds.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Strategic Advisers® Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management and Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,787,283
Gross unrealized depreciation	(707,550)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,079,733

Tax Cost	$ 2,962,335,405

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 304,262
Net unrealized appreciation (depreciation)	$ 6,079,733

The tax character of distributions paid was as follows:

May 31, 2012
Ordinary Income	$ 5,893,001

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $(4,040) related to its investment in futures contracts. This amount is included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,667,779,098 and $15,511,409, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $252 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2014. During the period, this waiver reduced the Fund's management fee by $ 2,019,721.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $444.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 16% of the total outstanding shares of Fidelity Conservative Income Bond Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Short Duration Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Short Duration Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period from December 20, 2011 (commencement of operations) to May 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Short Duration Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian, brokers and transfer agent provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 17, 2012

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's SAI includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

A total of 6.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $983,281.49 of distributions paid during the period January 1, 2012 to May 31, 2012 as qualifying to be taxed as interest-related dividends for non-resident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

On December 1, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreement with Pyramis Global Advisors, Inc. (Pyramis), an affiliate of Strategic Advisers, for the fund (together with the management contract, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.

In considering whether to approve the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the sub-advisory agreement with Pyramis, the Board also concluded that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and Pyramis, (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board also considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser, custodians and subcustodians; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of Pyramis and the portfolio manager in managing accounts under a similar investment mandate. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-adviser and the projected total operating expenses of the fund in reviewing the Advisory Contracts. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 0.55%. The Board noted that although the fund's proposed maximum aggregate management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's total management fee rate is expected to be below the median based upon the expected asset allocation to Pyramis and the effective sub-advisory fee rate applicable under the sub-advisory agreement with Pyramis, before taking into account the management fee waiver. The Board also considered that the projected total operating expenses are comparable to those of similar funds that Strategic Advisers offers to shareholders.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board did not consider the anticipated costs of the services to be provided and profits to be realized by the sub-adviser from its relationship with the fund, noting instead the arm's-length nature of the relationship between Strategic Advisers and the sub-adviser with respect to the negotiation of the sub-advisory fee rate on behalf the fund.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services to be rendered and that the fund's Advisory Contracts should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to the sub-advisory agreement with Pyramis, the Board concluded that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

ASD-UANN-0712
1.934457.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2012

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2012	Past 1 year	Life of fundA
Strategic Advisers® Value Fund	-4.04%	11.25%

A From December 30, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Value Fund on December 30, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major U.S. equity benchmarks ebbed and flowed during the 12 months ending May 31, 2012, but were unable to gain much traction amid an uncertain and fluid investment environment. The broad-based S&P 500® Index returned -0.41%, while the blue-chip-laden Dow Jones Industrial AverageSM and the technology-heavy Nasdaq Composite® Index eked out modest gains of 1.35% and 0.79%, respectively. Volatility was elevated for much of the one-year period, with equities plummeting in the summer and early fall on Europe's debt woes, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade. However, beginning in October, healthier manufacturing, consumer and housing data helped rejuvenate markets and investors' appetite for riskier assets - despite a slight hiccup in November - lifting major equity benchmarks to their best first-quarter performance since 1998. But, stocks slipped in April and May, as deepening worries about the eurozone and a marked slowdown in China and the global economy put the brakes on much of the earlier momentum. Within the S&P 500®, defensive sectors such as utilities (+11%) were strong, while many cyclical groups, namely energy (-15%), struggled amid the uncertainty. Foreign developed-markets stocks fared even worse in the face of Europe's continuing turmoil and local currency weakness, and the MSCI® EAFE® (Europe, Australasia, Far East) Index returned -20.37%.

Comments from John Stone, Lead Portfolio Manager and Kristina Stookey, Co-Portfolio Manager of Strategic Advisers® Value Fund: For the year, Strategic Advisers® Value Fund (the Fund) returned -4.04%, performing about in line with the -3.88% return of the Russell 1000® Value Index. Looking at the Fund's underlying managers, sub-adviser Brandywine Global Investment Management was the biggest relative contributor, as its quantitative strategy, which heavily underweighted financials, outpaced the index by a sizable margin. Sub-adviser Cohen & Steers Capital Management and Invesco Diversified Dividend Fund also aided the Fund's relative results, thanks to their defensively oriented, dividend-growth strategies, which outperformed. On the downside, sub-adviser LSV Asset Management, the Fund's largest manager allocation, on average, struggled, as its quantitative strategy resulted in significant holdings of lower-quality companies during a period when investors preferred quality and safety. T. Rowe Price Mid Cap Value Fund's contrarian investment strategy, which emphasized turnaround situations, also was not rewarded during the period. Eaton Vance Management's strategy of seeking to benefit from accelerating global economic growth substantially lagged the index, and we terminated our sub-advisory relationship in February. Lastly, RS Value Fund also hampered results, and we eliminated this holding in October.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.35%	$ 1,000.00	$ 1,055.30	$ 1.80
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.25	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
American Beacon Large Cap Value Fund Institutional Class	6.8	6.7
T. Rowe Price Mid Cap Value Fund	5.2	6.1
Invesco Diversified Dividend Fund - Class A	5.1	5.1
Fidelity Low Priced Stock Fund	4.0	4.1
Chevron Corp.	2.5	2.7
Aston/River Road Dividend All Cap Value Fund Class N	2.1	1.7
Exxon Mobil Corp.	1.9	1.8
Wells Fargo & Co.	1.9	1.6
JPMorgan Chase & Co.	1.9	1.9
AT&T, Inc.	1.8	1.6
	33.2
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.8	14.0
Health Care	11.1	11.3
Information Technology	8.5	8.0
Energy	8.5	9.2
Industrials	6.6	6.4
Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Common Stocks 69.4%	Common Stocks 69.3%
Large Value Funds 12.6%	Large Value Funds 12.8%
Mid-Cap Blend Funds 4.0%	Mid-Cap Blend Funds 4.1%
Mid-Cap Value Funds 7.3%	Mid-Cap Value Funds 7.8%
Short-Term Investments and Net Other Assets (Liabilities) 6.7%	Short-Term Investments and Net Other Assets (Liabilities) 6.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Common Stocks - 69.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.4%
Autoliv, Inc.	160,900	$ 9,301,629
Cooper Tire & Rubber Co.	265,127	4,104,166
Johnson Controls, Inc.	348,900	10,515,846
Lear Corp.	16,600	661,510
TRW Automotive Holdings Corp. (a)	137,500	5,303,375
WABCO Holdings, Inc. (a)	11,000	569,360
		30,455,886
Automobiles - 0.3%
Ford Motor Co.	1,945,400	20,543,424
Diversified Consumer Services - 0.0%
H&R Block, Inc.	83,700	1,278,099
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	104,013	3,337,777
Darden Restaurants, Inc.	47,700	2,467,521
Hyatt Hotels Corp. Class A (a)	44,200	1,634,958
McDonald's Corp.	293,388	26,211,284
Tim Hortons, Inc.	143,200	7,632,560
		41,284,100
Household Durables - 0.4%
D.R. Horton, Inc.	90,100	1,495,660
Jarden Corp.	260,700	10,597,455
Mohawk Industries, Inc. (a)	32,200	2,192,820
Newell Rubbermaid, Inc.	53,500	984,400
Toll Brothers, Inc. (a)	53,700	1,464,936
Tupperware Brands Corp.	9,500	513,475
Whirlpool Corp.	126,600	7,834,008
		25,082,754
Leisure Equipment & Products - 0.0%
Mattel, Inc.	99,300	3,091,209
Media - 2.5%
DIRECTV (a)	376,700	16,744,315
DISH Network Corp. Class A	397,600	11,148,704
Gannett Co., Inc.	469,200	6,127,752
Interpublic Group of Companies, Inc.	85,200	885,228
News Corp. Class A	622,400	11,950,080
Omnicom Group, Inc.	76,300	3,637,984
Scholastic Corp.	95,400	2,571,030
The Walt Disney Co.	1,082,000	49,458,220
Time Warner Cable, Inc.	432,070	32,578,078
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	753,700	$ 25,980,039
Viacom, Inc. Class B (non-vtg.)	321,000	15,321,330
		176,402,760
Multiline Retail - 1.2%
Big Lots, Inc. (a)	179,800	6,607,650
Dillard's, Inc. Class A	7,700	517,748
Kohl's Corp.	313,400	14,359,988
Macy's, Inc.	510,100	19,409,305
Nordstrom, Inc.	227,600	10,781,412
Target Corp.	519,000	30,055,290
		81,731,393
Specialty Retail - 0.8%
Best Buy Co., Inc.	236,300	4,423,536
GameStop Corp. Class A	39,400	755,692
Gap, Inc.	409,700	10,857,050
PetSmart, Inc.	149,900	9,659,556
RadioShack Corp.	168,700	782,768
Ross Stores, Inc.	272,900	17,255,467
Signet Jewelers Ltd.	23,700	1,034,742
Staples, Inc.	117,600	1,545,264
Tiffany & Co., Inc.	114,000	6,314,460
		52,628,535
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	67,700	7,323,786
TOTAL CONSUMER DISCRETIONARY		439,821,946
CONSUMER STAPLES - 5.4%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	57,600	1,575,936
Constellation Brands, Inc. Class A (sub. vtg.) (a)	75,200	1,450,608
Dr Pepper Snapple Group, Inc.	59,500	2,454,970
Molson Coors Brewing Co. Class B	29,400	1,130,430
PepsiCo, Inc.	432,828	29,367,380
		35,979,324
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	209,900	18,133,261
CVS Caremark Corp.	1,672,000	75,139,680
Kroger Co.	593,400	13,060,734
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	634,900	$ 12,075,798
Sysco Corp.	159,200	4,443,272
Wal-Mart Stores, Inc.	1,277,400	84,078,468
Walgreen Co.	353,300	10,782,716
		217,713,929
Food Products - 0.8%
Archer Daniels Midland Co.	521,900	16,638,172
Bunge Ltd.	24,800	1,475,600
Campbell Soup Co.	58,900	1,867,130
ConAgra Foods, Inc.	111,600	2,806,740
Corn Products International, Inc.	188,900	9,650,901
Fresh Del Monte Produce, Inc.	177,200	4,158,884
Smithfield Foods, Inc. (a)	348,000	6,845,160
The J.M. Smucker Co.	39,400	3,016,464
Tyson Foods, Inc. Class A	470,700	9,117,459
		55,576,510
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	2,950,400
Energizer Holdings, Inc. (a)	10,500	765,555
Kimberly-Clark Corp.	62,900	4,991,115
Procter & Gamble Co.	440,500	27,438,745
		36,145,815
Tobacco - 0.5%
Altria Group, Inc.	325,300	10,471,407
Philip Morris International, Inc.	273,156	23,084,414
		33,555,821
TOTAL CONSUMER STAPLES		378,971,399
ENERGY - 8.5%
Energy Equipment & Services - 0.4%
Halliburton Co.	259,500	7,800,570
National Oilwell Varco, Inc.	55,700	3,717,975
Parker Drilling Co. (a)	355,005	1,735,974
Schlumberger Ltd.	238,300	15,072,475
Tidewater, Inc.	13,000	586,040
		28,913,034
Oil, Gas & Consumable Fuels - 8.1%
Apache Corp.	333,553	27,144,543
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	1,754,800	$ 172,514,388
ConocoPhillips	1,102,000	57,480,320
CVR Energy, Inc. (a)	284,800	7,245,312
Denbury Resources, Inc. (a)	66,400	1,003,968
Devon Energy Corp.	587,700	34,979,904
Energen Corp.	27,700	1,222,955
Exxon Mobil Corp.	1,708,800	134,362,944
Hess Corp.	120,200	5,252,740
Marathon Oil Corp.	754,200	18,787,122
Marathon Petroleum Corp.	592,300	21,364,261
Murphy Oil Corp.	177,800	8,289,036
Occidental Petroleum Corp.	497,867	39,465,917
Phillips 66 (a)	551,000	16,546,530
Plains Exploration & Production Co. (a)	36,300	1,299,177
Tesoro Corp. (a)	25,700	568,484
Valero Energy Corp.	657,200	13,866,920
Whiting Petroleum Corp. (a)	20,000	864,200
		562,258,721
TOTAL ENERGY		591,171,755
FINANCIALS - 14.8%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	334,700	16,038,824
Bank of New York Mellon Corp.	883,300	17,983,988
BlackRock, Inc. Class A	68,029	11,619,353
Eaton Vance Corp. (non-vtg.)	19,600	477,064
Franklin Resources, Inc.	199,003	21,251,530
GFI Group, Inc.	216,900	589,968
Goldman Sachs Group, Inc.	280,500	26,843,850
Invesco Ltd.	83,300	1,811,775
Morgan Stanley	385,800	5,154,288
Northern Trust Corp.	41,000	1,770,380
State Street Corp.	452,900	18,664,009
		122,205,029
Commercial Banks - 4.0%
BB&T Corp.	202,600	6,122,572
BOK Financial Corp.	11,600	646,700
CIT Group, Inc. (a)	58,900	2,013,791
Comerica, Inc.	539,900	16,423,758
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Commerce Bancshares, Inc.	26,700	$ 1,034,358
Cullen/Frost Bankers, Inc.	11,300	642,857
East West Bancorp, Inc.	24,600	550,794
Fifth Third Bancorp	156,400	2,087,940
Huntington Bancshares, Inc.	1,550,600	10,140,924
International Bancshares Corp.	218,800	4,041,236
KeyCorp	778,500	5,838,750
PNC Financial Services Group, Inc.	614,000	37,711,880
The Toronto-Dominion Bank	99,700	7,632,550
U.S. Bancorp	1,663,000	51,735,930
Wells Fargo & Co.	4,145,466	132,862,185
		279,486,225
Consumer Finance - 1.2%
American Express Co.	768,200	42,888,606
Capital One Financial Corp.	199,400	10,243,178
Discover Financial Services	594,000	19,667,340
Nelnet, Inc. Class A	162,277	3,787,545
SLM Corp.	415,000	5,797,550
		82,384,219
Diversified Financial Services - 2.8%
Bank of America Corp.	2,108,700	15,498,945
Citigroup, Inc.	1,601,900	42,466,369
JPMorgan Chase & Co.	3,977,700	131,860,755
PHH Corp. (a)	132,900	2,202,153
The NASDAQ Stock Market, Inc.	53,700	1,174,956
		193,203,178
Insurance - 4.5%
ACE Ltd.	98,800	7,146,204
AFLAC, Inc.	177,600	7,118,208
Allstate Corp.	370,300	12,567,982
American Financial Group, Inc.	252,400	9,815,836
Assurant, Inc.	321,600	10,735,008
Cincinnati Financial Corp.	29,900	1,078,792
Everest Re Group Ltd.	93,000	9,497,160
Fidelity National Financial, Inc. Class A	40,500	763,020
Genworth Financial, Inc. Class A (a)	254,600	1,334,104
Hanover Insurance Group, Inc.	130,400	5,086,904
Hartford Financial Services Group, Inc.	347,900	5,851,678
HCC Insurance Holdings, Inc.	472,700	14,776,602
Lincoln National Corp.	643,493	13,301,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Loews Corp.	313,700	$ 12,199,793
Markel Corp. (a)	5,800	2,543,242
MetLife, Inc.	179,543	5,244,451
Montpelier Re Holdings Ltd.	187,300	3,910,824
PartnerRe Ltd.	12,500	885,875
Principal Financial Group, Inc.	93,700	2,301,272
Progressive Corp.	472,000	10,256,560
Prudential Financial, Inc.	1,056,100	49,055,845
Reinsurance Group of America, Inc.	29,800	1,495,066
RenaissanceRe Holdings Ltd.	40,700	3,136,749
The Chubb Corp.	952,200	68,625,054
The Travelers Companies, Inc.	619,900	38,737,551
Torchmark Corp.	84,100	3,924,106
Tower Group, Inc.	176,400	3,462,732
Unum Group	346,100	6,904,695
Validus Holdings Ltd.	28,600	897,468
W.R. Berkley Corp.	60,800	2,329,856
		314,983,637
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	215,200	3,576,624
Equity Residential (SBI)	242,200	14,798,420
Simon Property Group, Inc.	142,947	21,087,541
		39,462,585
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	45,000	555,750
People's United Financial, Inc.	66,600	774,558
		1,330,308
TOTAL FINANCIALS		1,033,055,181
HEALTH CARE - 11.1%
Biotechnology - 1.2%
Amgen, Inc.	887,013	61,665,144
Gilead Sciences, Inc. (a)	484,700	24,210,765
		85,875,909
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	334,200	16,917,204
Becton, Dickinson & Co.	64,600	4,724,198
Boston Scientific Corp. (a)	420,100	2,411,374
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	14,300	$ 1,389,817
CareFusion Corp. (a)	30,300	734,472
Covidien PLC	653,965	33,862,308
Medtronic, Inc.	462,100	17,023,764
St. Jude Medical, Inc.	88,600	3,404,012
Stryker Corp.	70,700	3,637,515
Zimmer Holdings, Inc.	332,100	20,141,865
		104,246,529
Health Care Providers & Services - 2.9%
Aetna, Inc.	579,100	23,679,399
AmerisourceBergen Corp.	43,800	1,620,162
Cardinal Health, Inc.	58,800	2,433,144
Community Health Systems, Inc. (a)	334,361	7,359,286
Coventry Health Care, Inc.	51,400	1,562,560
HCA Holdings, Inc.	74,500	1,936,255
Health Net, Inc. (a)	32,200	824,964
Humana, Inc.	161,000	12,298,790
Laboratory Corp. of America Holdings (a)	40,700	3,389,496
LifePoint Hospitals, Inc. (a)	144,200	5,309,444
Lincare Holdings, Inc.	240,900	5,523,837
McKesson Corp.	145,900	12,734,152
Patterson Companies, Inc.	243,800	8,103,912
Quest Diagnostics, Inc.	44,200	2,514,980
UnitedHealth Group, Inc.	1,448,504	80,783,068
Universal Health Services, Inc. Class B	16,500	639,375
WellPoint, Inc.	398,400	26,848,176
		197,561,000
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	54,800	2,228,168
Pharmaceuticals - 5.5%
Abbott Laboratories	830,700	51,328,953
Bristol-Myers Squibb Co.	287,100	9,571,914
Eli Lilly & Co.	651,300	26,670,735
Endo Pharmaceuticals Holdings, Inc. (a)	171,400	5,573,928
Forest Laboratories, Inc. (a)	159,300	5,575,500
Johnson & Johnson	797,600	49,794,168
Merck & Co., Inc.	2,505,400	94,152,932
Mylan, Inc. (a)	72,900	1,579,743
Par Pharmaceutical Companies, Inc. (a)	136,400	4,888,576
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	5,492,900	$ 120,129,723
Teva Pharmaceutical Industries Ltd. sponsored ADR	256,300	10,044,397
		379,310,569
TOTAL HEALTH CARE		769,222,175
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.1%
Exelis, Inc.	190,900	1,909,000
General Dynamics Corp.	344,500	22,051,445
Honeywell International, Inc.	132,400	7,369,384
Huntington Ingalls Industries, Inc. (a)	39,434	1,450,370
L-3 Communications Holdings, Inc.	341,300	23,273,247
Lockheed Martin Corp.	325,400	26,943,120
Northrop Grumman Corp.	342,900	20,145,375
Raytheon Co.	356,500	17,939,080
Rockwell Collins, Inc.	31,100	1,566,507
United Technologies Corp.	336,200	24,915,782
		147,563,310
Air Freight & Logistics - 0.3%
FedEx Corp.	53,600	4,777,904
United Parcel Service, Inc. Class B	204,400	15,317,736
		20,095,640
Airlines - 0.0%
SkyWest, Inc.	168,498	1,187,911
Building Products - 0.0%
Owens Corning (a)	34,000	1,049,240
Commercial Services & Supplies - 0.2%
Deluxe Corp.	191,700	4,432,104
R.R. Donnelley & Sons Co.	355,900	3,829,484
Republic Services, Inc.	58,800	1,549,968
The Brink's Co.	157,000	3,574,890
		13,386,446
Construction & Engineering - 0.2%
KBR, Inc.	220,700	5,621,229
Quanta Services, Inc. (a)	53,700	1,212,546
Tutor Perini Corp. (a)	185,700	2,087,268
URS Corp.	188,000	6,799,960
		15,721,003
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Emerson Electric Co.	486,100	$ 22,734,897
Industrial Conglomerates - 1.9%
3M Co.	193,700	16,350,217
General Electric Co.	5,445,500	103,954,595
Siemens AG sponsored ADR	72,976	6,027,818
Tyco International Ltd.	127,200	6,761,952
		133,094,582
Machinery - 1.1%
AGCO Corp. (a)	212,800	8,556,688
Cummins, Inc.	53,400	5,177,130
Deere & Co.	113,900	8,413,793
Dover Corp.	34,200	1,934,352
Eaton Corp.	199,000	8,489,340
Flowserve Corp.	19,300	1,983,654
Illinois Tool Works, Inc.	89,200	5,008,580
Ingersoll-Rand PLC	50,800	2,098,548
Kennametal, Inc.	20,900	726,484
PACCAR, Inc.	60,600	2,276,742
Parker Hannifin Corp.	240,100	19,625,774
Snap-On, Inc.	10,700	647,457
Timken Co.	184,000	8,776,800
		73,715,342
Professional Services - 0.0%
Dun & Bradstreet Corp.	13,200	891,924
Road & Rail - 0.3%
Norfolk Southern Corp.	276,800	18,135,936
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	404,800	4,497,328
Finning International, Inc.	337,540	7,915,204
		12,412,532
TOTAL INDUSTRIALS		459,988,763
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.3%
Arris Group, Inc. (a)	362,000	4,463,460
Cisco Systems, Inc.	2,271,500	37,093,595
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	290,600	$ 11,560,068
QUALCOMM, Inc.	688,400	39,452,204
		92,569,327
Computers & Peripherals - 0.9%
Apple, Inc. (a)	34,800	20,105,004
Dell, Inc. (a)	1,066,200	13,146,246
Hewlett-Packard Co.	553,700	12,557,916
Seagate Technology	574,600	13,462,878
Western Digital Corp. (a)	205,800	6,460,062
		65,732,106
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	58,400	1,980,344
Avnet, Inc. (a)	76,400	2,329,436
Corning, Inc.	1,085,831	14,104,945
Ingram Micro, Inc. Class A (a)	69,400	1,237,402
Jabil Circuit, Inc.	33,800	646,594
Molex, Inc.	43,500	1,003,545
TE Connectivity Ltd.	483,300	15,185,286
Tech Data Corp. (a)	119,000	5,665,590
Vishay Intertechnology, Inc. (a)	255,200	2,710,224
		44,863,366
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	206,300	3,144,012
IT Services - 1.6%
Computer Sciences Corp.	159,700	4,254,408
CSG Systems International, Inc. (a)	185,800	3,065,700
Fidelity National Information Services, Inc.	82,500	2,704,350
Global Payments, Inc.	13,400	569,232
IBM Corp.	329,500	63,560,550
The Western Union Co.	170,000	2,788,000
Visa, Inc. Class A	267,300	30,792,960
		107,735,200
Office Electronics - 0.1%
Xerox Corp.	1,300,900	9,392,498
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	81,700	2,971,429
Applied Materials, Inc.	360,900	3,728,097
Avago Technologies Ltd.	41,500	1,373,650
GT Advanced Technologies, Inc. (a)	505,500	2,123,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	3,011,200	$ 77,809,408
KLA-Tencor Corp.	219,000	10,036,770
Marvell Technology Group Ltd.	107,800	1,350,734
Micron Technology, Inc. (a)	157,100	917,464
Texas Instruments, Inc.	318,700	9,076,576
		109,387,228
Software - 2.3%
CA, Inc.	269,400	6,699,978
Microsoft Corp.	2,813,636	82,130,035
Oracle Corp.	1,948,601	51,579,468
Symantec Corp. (a)	1,323,700	19,643,708
		160,053,189
TOTAL INFORMATION TECHNOLOGY		592,876,926
MATERIALS - 2.6%
Chemicals - 1.6%
Albemarle Corp.	22,600	1,371,820
Ashland, Inc.	127,900	8,176,647
Cabot Corp.	210,275	7,948,395
Celanese Corp. Class A	28,800	1,146,528
CF Industries Holdings, Inc.	12,100	2,068,616
Dow Chemical Co.	666,400	20,698,384
E.I. du Pont de Nemours & Co.	216,700	10,457,942
Eastman Chemical Co.	246,500	11,477,040
Huntsman Corp.	513,900	6,577,920
Kronos Worldwide, Inc.	238,300	4,022,504
Potash Corp. of Saskatchewan, Inc.	336,800	13,340,260
PPG Industries, Inc.	42,900	4,437,576
Stepan Co.	70,700	6,389,866
Syngenta AG (Switzerland)	47,300	15,235,019
		113,348,517
Containers & Packaging - 0.2%
Ball Corp.	99,300	3,969,021
Crown Holdings, Inc. (a)	51,400	1,752,226
Rock-Tenn Co. Class A	67,200	3,466,848
Sonoco Products Co.	32,200	990,794
		10,178,889
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
BHP Billiton Ltd.	186,200	$ 5,739,655
Cliffs Natural Resources, Inc.	144,200	6,889,876
Freeport-McMoRan Copper & Gold, Inc.	205,700	6,590,628
Newmont Mining Corp.	78,000	3,678,480
Nucor Corp.	41,400	1,480,464
Reliance Steel & Aluminum Co.	24,900	1,175,529
Steel Dynamics, Inc.	558,500	5,886,590
		31,441,222
Paper & Forest Products - 0.3%
Domtar Corp.	13,200	1,044,252
International Paper Co.	681,000	19,885,200
MeadWestvaco Corp.	69,500	1,911,250
		22,840,702
TOTAL MATERIALS		177,809,330
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	3,690,400	126,100,968
Wireless Telecommunication Services - 0.5%
China Mobile Ltd. sponsored ADR	277,800	14,092,794
Vodafone Group PLC	7,339,400	19,574,061
Vodafone Group PLC sponsored ADR	119,256	3,194,868
		36,861,723
TOTAL TELECOMMUNICATION SERVICES		162,962,691
UTILITIES - 3.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	646,300	24,889,013
Duke Energy Corp.	412,200	9,060,156
Edison International	150,700	6,775,472
Entergy Corp.	231,600	14,945,148
NextEra Energy, Inc.	604,100	39,471,894
NV Energy, Inc.	117,200	2,027,560
OGE Energy Corp.	15,600	830,544
Pepco Holdings, Inc.	58,400	1,113,104
Pinnacle West Capital Corp.	20,200	997,476
Portland General Electric Co.	221,500	5,570,725
		105,681,092
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.2%
Atmos Energy Corp.	185,600	$ 6,150,784
UGI Corp.	213,500	6,123,180
		12,273,964
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. (a)	211,000	2,550,990
Multi-Utilities - 1.6%
Alliant Energy Corp.	33,400	1,459,246
Ameren Corp.	60,800	1,964,448
CMS Energy Corp.	353,700	8,241,210
Consolidated Edison, Inc.	49,800	3,005,928
DTE Energy Co.	127,000	7,217,410
Integrys Energy Group, Inc.	24,900	1,347,090
MDU Resources Group, Inc.	51,300	1,152,711
NiSource, Inc.	75,500	1,894,295
PG&E Corp.	283,100	12,371,470
Public Service Enterprise Group, Inc.	406,400	12,675,616
Sempra Energy	308,931	20,083,604
TECO Energy, Inc.	71,700	1,247,580
Wisconsin Energy Corp.	922,500	34,907,400
		107,568,008
Water Utilities - 0.0%
American Water Works Co., Inc.	47,100	1,611,291
TOTAL UTILITIES		229,685,345
TOTAL COMMON STOCKS (Cost $4,423,308,050)		4,835,565,511
Equity Funds - 23.9%

Large Value Funds - 12.6%
American Beacon Large Cap Value Fund Institutional Class	24,132,026	469,367,916
Invesco Diversified Dividend Fund - Class A	28,760,242	357,489,809
John Hancock Classic Value Fund Class I	3,184,273	50,120,456
TOTAL LARGE VALUE FUNDS		876,978,181
Mid-Cap Blend Funds - 4.0%
Fidelity Low Priced Stock Fund (c)	7,476,414	276,851,599
Equity Funds - continued
	Shares	Value
Mid-Cap Value Funds - 7.3%
Aston/River Road Dividend All Cap Value Fund Class N	13,673,373	$ 149,313,230
T. Rowe Price Mid Cap Value Fund	16,356,199	361,308,444
TOTAL MID-CAP VALUE FUNDS		510,621,674
TOTAL EQUITY FUNDS (Cost $1,581,189,278)		1,664,451,454
Money Market Funds - 6.2%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $428,898,738)	428,898,738	428,898,738
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $6,433,396,066)		6,928,915,703
NET OTHER ASSETS (LIABILITIES) - 0.5%		35,346,154
NET ASSETS - 100%		$ 6,964,261,857
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5,371 CME E-mini S&P 500 Index Contracts	June 2012	$ 351,585,660	$ (8,542,456)

The face value of futures purchased as a percentage of net assets is 5.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low Priced Stock Fund	$ 237,343,881	$ 95,374,747	$ 25,000,000	$ 2,004,617	$ 276,851,599
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 439,821,946	$ 439,821,946	$ -	$ -
Consumer Staples	378,971,399	378,971,399	-	-
Energy	591,171,755	591,171,755	-	-
Financials	1,033,055,181	1,033,055,181	-	-
Health Care	769,222,175	769,222,175	-	-
Industrials	459,988,763	459,988,763	-	-
Information Technology	592,876,926	592,876,926	-	-
Materials	177,809,330	156,834,656	20,974,674	-
Telecommunication Services	162,962,691	143,388,630	19,574,061	-
Utilities	229,685,345	229,685,345	-	-
Equity Funds	1,664,451,454	1,664,451,454	-	-
Money Market Funds	428,898,738	428,898,738	-	-
Total Investments in Securities:	$ 6,928,915,703	$ 6,888,366,968	$ 40,548,735	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (8,542,456)	$ (8,542,456)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (8,542,456)
Total Value of Derivatives	$ -	$ (8,542,456)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,158,036,727)	$ 6,652,064,104
Affiliated issuers (cost $275,359,339)	276,851,599
Total Investments (cost $6,433,396,066)		$ 6,928,915,703
Segregated cash with broker for futures contracts		18,798,500
Receivable for fund shares sold		6,060,627
Dividends receivable		16,836,349
Receivable for daily variation margin on futures contracts		161,111
Prepaid expenses		55,984
Total assets		6,970,828,274

Liabilities
Payable for investments purchased	$ 528,649
Payable for fund shares redeemed	4,004,200
Accrued management fee	1,054,169
Transfer agent fee payable	808,598
Other affiliated payables	96,783
Other payables and accrued expenses	74,018
Total liabilities		6,566,417

Net Assets		$ 6,964,261,857
Net Assets consist of:
Paid in capital		$ 6,380,634,510
Undistributed net investment income		41,384,472
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,271,448
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		486,971,427
Net Assets, for 514,270,290 shares outstanding		$ 6,964,261,857
Net Asset Value, offering price and redemption price per share ($6,964,261,857 ÷ 514,270,290 shares)		$ 13.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2012

Investment Income
Dividends: Unaffiliated issuers		$ 143,592,904
Affiliated issuers		2,004,617
Interest		3,384
Total income		145,600,905

Expenses
Management fee	$ 29,234,747
Transfer agent fees	9,294,538
Accounting fees and expenses	1,153,499
Custodian fees and expenses	69,249
Independent trustees' compensation	70,089
Registration fees	191,634
Audit	56,779
Legal	72,802
Miscellaneous	190,040
Total expenses before reductions	40,333,377
Expense reductions	(16,932,226)	23,401,151
Net investment income (loss)		122,199,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,141,774
Affiliated issuers	(246,296)
Foreign currency transactions	752,356
Futures contracts	(17,216,555)
Realized gain distributions from underlying funds:
Unaffiliated issuers	20,685,395
Affiliated issuers	15,370,130
Total net realized gain (loss)		78,486,804
Change in net unrealized appreciation (depreciation) on: Investment securities	(526,654,711)
Assets and liabilities in foreign currencies	(5,938)
Futures contracts	(15,889,211)
Total change in net unrealized appreciation (depreciation)		(542,549,860)
Net gain (loss)		(464,063,056)
Net increase (decrease) in net assets resulting from operations		$ (341,863,302)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2012	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,199,754	$ 87,732,340
Net realized gain (loss)	78,486,804	100,604,527
Change in net unrealized appreciation (depreciation)	(542,549,860)	1,071,829,311
Net increase (decrease) in net assets resulting from operations	(341,863,302)	1,260,166,178
Distributions to shareholders from net investment income	(106,717,887)	(68,319,960)
Distributions to shareholders from net realized gain	(114,000,254)	(15,163,865)
Total distributions	(220,718,141)	(83,483,825)
Share transactions Proceeds from sales of shares	1,787,892,686	4,514,169,419
Reinvestment of distributions	220,142,892	83,293,146
Cost of shares redeemed	(1,824,580,357)	(1,538,425,459)
Net increase (decrease) in net assets resulting from share transactions	183,455,221	3,059,037,106
Total increase (decrease) in net assets	(379,126,222)	4,235,719,459

Net Assets
Beginning of period	7,343,388,079	3,107,668,620
End of period (including undistributed net investment income of $41,384,472 and undistributed net investment income of $31,104,827, respectively)	$ 6,964,261,857	$ 7,343,388,079
Other Information Shares
Sold	132,788,206	355,462,954
Issued in reinvestment of distributions	16,017,560	6,476,805
Redeemed	(138,869,670)	(114,470,142)
Net increase (decrease)	9,936,096	247,469,617

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2012	2011	2010	2009 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.56	$ 12.10	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.20	.16	.09
Net realized and unrealized gain (loss)	(.82)	2.47	1.64	.36
Total from investment operations	(.58)	2.67	1.80	.45
Distributions from net investment income	(.21)	(.16)	(.15)	-
Distributions from net realized gain	(.22)	(.05)	-	-
Total distributions	(.44) H	(.21)	(.15)	-
Net asset value, end of period	$ 13.54	$ 14.56	$ 12.10	$ 10.45
Total Return B,C	(4.04)%	22.29%	17.40%	4.50%
Ratios to Average Net Assets F
Expenses before reductions	.60%	.61%	.93%	1.08% A
Expenses net of fee waivers, if any	.35%	.35%	.75%	.90% A
Expenses net of all reductions	.35%	.35%	.75%	.90% A
Net investment income (loss)	1.81%	1.48%	1.35%	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,964,262	$ 7,343,388	$ 3,107,669	$ 436,993
Portfolio turnover rate G	32%	49%	39%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 30, 2008 (commencement of operations) to May 31, 2009.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.223 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Strategic Advisers Value Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

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2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 765,483,354
Gross unrealized depreciation	(280,625,293)
Net unrealized appreciation (depreciation) on securities and other investments	$ 484,858,061

Tax Cost	$ 6,444,057,642

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 41,384,472
Undistributed long-term capital gain	$ 57,390,566
Net unrealized appreciation (depreciation)	$ 476,309,851

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	May 31, 2012	May 31, 2011
Ordinary Income	$ 108,251,523	$ 78,934,665
Long-term Capital Gains	112,466,618	4,549,160
Total	$ 220,718,141	$ 83,483,825

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

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3. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(17,216,555) and a change in net unrealized appreciation (depreciation) of $(15,889,211) related to its investment in futures contracts. These amount are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,094,311,738 and $2,150,782,310, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the period, the total annual management fee rate was .43% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc., Eaton Vance Management (through November 14, 2011) and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,340 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2014. During the period, this waiver reduced the Fund's management fee by $16,919,808.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $12,418.

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8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Value Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2012, the results of its operations for the year then ended the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2012

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

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+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Value Fund voted to pay on July 9, 2012, to shareholders of record at the opening of business on July 6, 2012, a distribution of $0.112 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.081 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2012, $61,714,641, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 20, 2012. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect one Trustee to the Board of Trustees: Amy Butte Liebowitz
	# of Votes	% of Votes
Affirmative	44,707,926,494.93	93.433
Withheld	3,142,175,265.81	6.567
TOTAL	47,850,101,760.74	100.000

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SUF-UANN-0712
1.922640.102

Strategic Advisers®
Value Multi-Manager Fund

Annual Report

May 31, 2012

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Strategic Advisers® Value Multi-Manager Fund's cumulative total return and show you what would have happened if Strategic Advisers® Value Multi-Manager Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Value Multi-Manager Fund on November 16, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: .U.S. stocks posted solid gains for the seven months ending May 31, 2012, despite a late-period decline fueled by renewed concern over the eurozone and a marked economic slowdown in China. Although equities began the period on a sour note, a new calendar year brought optimism amid improving U.S. economic indicators and signs Europe was moving toward a solution to its debt woes. Investors' spirits were lifted in February, when the blue-chip-laden Dow Jones Industrial AverageSM crossed the psychologically important 13,000 mark for the first time since 2008. The outlook darkened by April, however, as debt worries resurfaced in Europe and stocks fell, leading both the Dow Jones index and the S&P 500® Index to their largest one-month losses since September 2011. For the seven-month period, the Dow added 5.52% and the broad-based S&P 500® gained 6.00%. The technology-heavy Nasdaq Composite® Index rose 6.07%. Small- and mid-cap stocks lagged their large-cap counterparts, with the Russell 2000® Index rising 3.68% and the Russell Midcap® Index adding 4.36%. Foreign developed-markets stocks significantly underperformed, with the MSCI® EAFE® (Europe, Australasia, Far East) Index returning -9.21% amid local-currency weakness and persistent fiscal problems in countries such as Italy, Greece and Spain

Comments from John Stone, Portfolio Manager of Strategic Advisers® Value Multi-Manager Fund: From its inception on November 16, 2011, through May 31, 2012, Strategic Advisers® Value Multi-Manager Fund (the Fund) returned 6.71%, slightly trailing the 6.98% gain of the Russell 1000® Value Index. Looking at the Fund's underlying managers, the primary detractor was sub-adviser LSV Asset Management. LSV's quantitative strategy dampened its performance because it resulted in significant holdings of lower-quality companies during a period when investors preferred quality and safety. On the plus side, sub-adviser Brandywine Global Investment Management, the Fund's largest manager allocation on average, was the biggest relative contributor. Brandywine's quantitative strategy, which heavily underweighted financials, solidly outpaced the index. Cohen & Steers Capital Management pursued a defensively oriented, dividend-growth strategy targeting high-quality companies. Even though this type of strategy typically does best during the latter stages of the economic cycle, and the U.S economy appeared to still be in an expansionary phase, investors favored more-defensive strategies during the period, enabling Cohen & Steers to outperform.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.97%	$ 1,000.00	$ 1,056.50	$ 4.99
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.15	$ 4.90

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
iShares Russell Midcap Value Index ETF	3.8	4.0
Chevron Corp.	3.3	3.5
AT&T, Inc.	2.8	2.5
Exxon Mobil Corp.	2.6	2.4
JPMorgan Chase & Co.	2.5	2.4
Pfizer, Inc.	2.5	2.4
Wells Fargo & Co.	2.3	1.9
General Electric Co.	2.2	1.8
Merck & Co., Inc.	1.7	1.7
Intel Corp.	1.6	1.5
	25.3
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	17.7
Health Care	14.5	14.7
Information Technology	11.4	10.3
Energy	11.2	11.9
Industrials	8.8	8.1
Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Common Stocks 90.6%	Common Stocks 88.9%
Large Value Funds 0.0%	Large Value Funds 0.1%
Mid-Cap Value Funds 3.8%	Mid-Cap Value Funds 4.0%
Short-Term Investments and Net Other Assets (Liabilities) 5.6%	Short-Term Investments and Net Other Assets (Liabilities) 7.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.5%
Autoliv, Inc.	300	$ 17,343
Johnson Controls, Inc.	800	24,112
Lear Corp.	40	1,594
TRW Automotive Holdings Corp. (a)	400	15,428
WABCO Holdings, Inc. (a)	30	1,553
		60,030
Automobiles - 0.3%
Ford Motor Co.	3,350	35,376
Diversified Consumer Services - 0.2%
H&R Block, Inc.	1,500	22,905
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. unit	200	6,418
Darden Restaurants, Inc.	110	5,690
Hyatt Hotels Corp. Class A (a)	110	4,069
McDonald's Corp.	600	53,604
Tim Hortons, Inc.	300	15,990
		85,771
Household Durables - 0.5%
D.R. Horton, Inc.	200	3,320
Jarden Corp.	540	21,951
Mohawk Industries, Inc. (a)	70	4,767
Newell Rubbermaid, Inc.	120	2,208
Toll Brothers, Inc. (a)	130	3,546
Tupperware Brands Corp.	20	1,081
Whirlpool Corp.	300	18,564
		55,437
Leisure Equipment & Products - 0.1%
Mattel, Inc.	250	7,783
Media - 3.4%
DIRECTV (a)	700	31,115
DISH Network Corp. Class A	770	21,591
Gannett Co., Inc.	1,290	16,847
Interpublic Group of Companies, Inc.	190	1,974
News Corp. Class A	1,360	26,112
Omnicom Group, Inc.	180	8,582
The Walt Disney Co.	2,370	108,333
Time Warner Cable, Inc.	900	67,860
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	1,660	$ 57,220
Viacom, Inc. Class B (non-vtg.)	740	35,320
		374,954
Multiline Retail - 1.2%
Big Lots, Inc. (a)	50	1,838
Dillard's, Inc. Class A	20	1,345
Kohl's Corp.	600	27,492
Macy's, Inc.	610	23,211
Nordstrom, Inc.	500	23,685
Target Corp.	980	56,752
		134,323
Specialty Retail - 0.9%
GameStop Corp. Class A	90	1,726
Gap, Inc.	700	18,550
PetSmart, Inc.	300	19,332
Ross Stores, Inc.	600	37,938
Signet Jewelers Ltd.	40	1,746
Staples, Inc.	270	3,548
Tiffany & Co., Inc.	300	16,617
		99,457
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	200	21,636
TOTAL CONSUMER DISCRETIONARY		897,672
CONSUMER STAPLES - 6.9%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	130	3,557
Constellation Brands, Inc. Class A (sub. vtg.) (a)	180	3,472
Dr Pepper Snapple Group, Inc.	130	5,364
Molson Coors Brewing Co. Class B	70	2,692
PepsiCo, Inc.	900	61,065
		76,150
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	500	43,195
CVS Caremark Corp.	3,180	142,909
Kroger Co.	1,090	23,991
Safeway, Inc.	1,150	21,873
Sysco Corp.	370	10,327
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	2,460	$ 161,917
Walgreen Co.	900	27,468
		431,680
Food Products - 1.0%
Archer Daniels Midland Co.	1,100	35,068
Bunge Ltd.	60	3,570
Campbell Soup Co.	130	4,121
ConAgra Foods, Inc.	270	6,791
Corn Products International, Inc.	370	18,903
Smithfield Foods, Inc. (a)	1,010	19,867
The J.M. Smucker Co.	90	6,890
Tyson Foods, Inc. Class A	1,050	20,339
		115,549
Household Products - 0.7%
Energizer Holdings, Inc. (a)	20	1,458
Kimberly-Clark Corp.	150	11,903
Procter & Gamble Co.	1,000	62,290
		75,651
Tobacco - 0.6%
Altria Group, Inc.	770	24,786
Philip Morris International, Inc.	500	42,255
		67,041
TOTAL CONSUMER STAPLES		766,071
ENERGY - 11.2%
Energy Equipment & Services - 0.6%
Halliburton Co.	400	12,024
National Oilwell Varco, Inc.	130	8,678
Parker Drilling Co. (a)	2,100	10,269
Schlumberger Ltd.	500	31,625
Tidewater, Inc.	30	1,352
		63,948
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	700	56,966
Chevron Corp.	3,740	367,679
ConocoPhillips	2,220	115,795
Denbury Resources, Inc. (a)	160	2,419
Devon Energy Corp.	970	57,734
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energen Corp.	70	$ 3,091
Exxon Mobil Corp.	3,700	290,931
Marathon Oil Corp.	1,540	38,361
Marathon Petroleum Corp.	1,400	50,498
Murphy Oil Corp.	380	17,716
Occidental Petroleum Corp.	1,070	84,819
Phillips 66 (a)	1,105	33,183
Plains Exploration & Production Co. (a)	90	3,221
Tesoro Corp. (a)	60	1,327
Valero Energy Corp.	1,950	41,145
Whiting Petroleum Corp. (a)	50	2,161
		1,167,046
TOTAL ENERGY		1,230,994
FINANCIALS - 18.8%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	760	36,419
Bank of New York Mellon Corp.	2,060	41,942
BlackRock, Inc. Class A	153	26,132
Eaton Vance Corp. (non-vtg.)	50	1,217
Franklin Resources, Inc.	460	49,123
Goldman Sachs Group, Inc.	550	52,635
Invesco Ltd.	190	4,133
Morgan Stanley	900	12,024
Northern Trust Corp.	90	3,886
State Street Corp.	1,020	42,034
		269,545
Commercial Banks - 5.0%
BB&T Corp.	460	13,901
BOK Financial Corp.	20	1,115
CIT Group, Inc. (a)	130	4,445
Comerica, Inc.	1,100	33,462
Commerce Bancshares, Inc.	73	2,828
Cullen/Frost Bankers, Inc.	20	1,138
East West Bancorp, Inc.	60	1,343
Fifth Third Bancorp	360	4,806
Huntington Bancshares, Inc.	3,040	19,882
KeyCorp	1,900	14,250
PNC Financial Services Group, Inc.	1,150	70,633
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto-Dominion Bank	200	$ 15,311
U.S. Bancorp	3,600	111,996
Wells Fargo & Co.	7,820	250,631
		545,741
Consumer Finance - 1.5%
American Express Co.	1,690	94,353
Capital One Financial Corp.	400	20,548
Discover Financial Services	1,320	43,705
SLM Corp.	190	2,654
		161,260
Diversified Financial Services - 3.6%
Bank of America Corp.	3,600	26,460
Citigroup, Inc.	3,300	87,483
JPMorgan Chase & Co.	8,370	277,466
The NASDAQ Stock Market, Inc.	130	2,844
		394,253
Insurance - 5.5%
ACE Ltd.	220	15,913
AFLAC, Inc.	390	15,631
Allstate Corp.	1,210	41,067
American Financial Group, Inc.	180	7,000
Assurant, Inc.	40	1,335
Cincinnati Financial Corp.	70	2,526
Everest Re Group Ltd.	240	24,509
Fidelity National Financial, Inc. Class A	90	1,696
HCC Insurance Holdings, Inc.	1,010	31,573
Lincoln National Corp.	1,160	23,977
Loews Corp.	720	28,001
Markel Corp. (a)	20	8,770
PartnerRe Ltd.	30	2,126
Platinum Underwriters Holdings Ltd.	400	14,520
Principal Financial Group, Inc.	220	5,403
Progressive Corp.	1,080	23,468
Prudential Financial, Inc.	2,180	101,261
Reinsurance Group of America, Inc.	70	3,512
RenaissanceRe Holdings Ltd.	90	6,936
The Chubb Corp.	1,800	129,726
The Travelers Companies, Inc.	1,110	69,364
Torchmark Corp.	200	9,332
Unum Group	1,770	35,312
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Validus Holdings Ltd.	70	$ 2,197
W.R. Berkley Corp.	130	4,982
		610,137
Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	500	8,310
Equity Residential (SBI)	500	30,550
Simon Property Group, Inc.	350	51,632
		90,492
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	90	1,112
People's United Financial, Inc.	150	1,745
		2,857
TOTAL FINANCIALS		2,074,285
HEALTH CARE - 14.5%
Biotechnology - 1.6%
Amgen, Inc.	1,790	124,441
Gilead Sciences, Inc. (a)	980	48,951
		173,392
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	650	32,903
Becton, Dickinson & Co.	160	11,701
Boston Scientific Corp. (a)	980	5,625
C.R. Bard, Inc.	30	2,916
CareFusion Corp. (a)	70	1,697
Covidien PLC	1,410	73,010
Medtronic, Inc.	1,010	37,208
St. Jude Medical, Inc.	200	7,684
Stryker Corp.	160	8,232
Zimmer Holdings, Inc.	650	39,423
		220,399
Health Care Providers & Services - 3.8%
Aetna, Inc.	1,050	42,935
AmerisourceBergen Corp.	100	3,699
Cardinal Health, Inc.	130	5,379
CIGNA Corp.	500	21,955
Coventry Health Care, Inc.	110	3,344
HCA Holdings, Inc.	170	4,418
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	70	$ 1,793
Humana, Inc.	330	25,209
Laboratory Corp. of America Holdings (a)	90	7,495
LifePoint Hospitals, Inc. (a)	400	14,728
Lincare Holdings, Inc.	700	16,051
McKesson Corp.	340	29,675
Patterson Companies, Inc.	500	16,620
Quest Diagnostics, Inc.	110	6,259
UnitedHealth Group, Inc.	3,040	169,541
Universal Health Services, Inc. Class B	40	1,550
WellPoint, Inc.	780	52,564
		423,215
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	120	4,879
Pharmaceuticals - 7.1%
Abbott Laboratories	1,600	98,864
Bristol-Myers Squibb Co.	660	22,004
Eli Lilly & Co.	1,240	50,778
Endo Pharmaceuticals Holdings, Inc. (a)	90	2,927
Forest Laboratories, Inc. (a)	350	12,250
Johnson & Johnson	1,750	109,253
Merck & Co., Inc.	4,970	186,773
Mylan, Inc. (a)	170	3,684
Pfizer, Inc.	12,380	270,751
Teva Pharmaceutical Industries Ltd. sponsored ADR	600	23,514
		780,798
TOTAL HEALTH CARE		1,602,683
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.7%
General Dynamics Corp.	810	51,848
Honeywell International, Inc.	300	16,698
L-3 Communications Holdings, Inc.	670	45,687
Lockheed Martin Corp.	720	59,616
Northrop Grumman Corp.	650	38,188
Raytheon Co.	620	31,198
Rockwell Collins, Inc.	70	3,526
United Technologies Corp.	770	57,065
		303,826
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.4%
FedEx Corp.	120	$ 10,697
United Parcel Service, Inc. Class B	400	29,976
		40,673
Building Products - 0.0%
Owens Corning (a)	90	2,777
Commercial Services & Supplies - 0.3%
Deluxe Corp.	700	16,184
R.R. Donnelley & Sons Co.	1,100	11,836
Republic Services, Inc.	130	3,427
		31,447
Construction & Engineering - 0.1%
KBR, Inc.	90	2,292
Quanta Services, Inc. (a)	130	2,935
URS Corp.	50	1,809
		7,036
Electrical Equipment - 0.5%
Emerson Electric Co.	1,100	51,447
Industrial Conglomerates - 2.8%
3M Co.	440	37,140
General Electric Co.	12,380	236,334
Siemens AG sponsored ADR	187	15,446
Tyco International Ltd.	290	15,416
		304,336
Machinery - 1.4%
AGCO Corp. (a)	400	16,084
Cummins, Inc.	130	12,604
Deere & Co.	270	19,945
Dover Corp.	80	4,525
Eaton Corp.	430	18,344
Flowserve Corp.	40	4,111
Illinois Tool Works, Inc.	200	11,230
Ingersoll-Rand PLC	110	4,544
Kennametal, Inc.	50	1,738
PACCAR, Inc.	130	4,884
Parker Hannifin Corp.	450	36,783
Snap-On, Inc.	20	1,210
Timken Co.	370	17,649
		153,651
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	$ 1,351
Road & Rail - 0.3%
Norfolk Southern Corp.	600	39,312
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	1,400	15,554
Finning International, Inc.	700	16,415
		31,969
TOTAL INDUSTRIALS		967,825
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	5,530	90,305
Harris Corp.	550	21,879
QUALCOMM, Inc.	1,500	85,965
		198,149
Computers & Peripherals - 1.4%
Apple, Inc. (a)	80	46,218
Dell, Inc. (a)	2,540	31,318
Hewlett-Packard Co.	1,300	29,484
Seagate Technology	1,060	24,836
Western Digital Corp. (a)	600	18,834
		150,690
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	130	4,408
Avnet, Inc. (a)	180	5,488
Corning, Inc.	1,900	24,681
Ingram Micro, Inc. Class A (a)	160	2,853
Jabil Circuit, Inc.	80	1,530
Molex, Inc.	110	2,538
TE Connectivity Ltd.	800	25,136
Tech Data Corp. (a)	300	14,283
Vishay Intertechnology, Inc. (a)	1,300	13,806
		94,723
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	470	7,163
IT Services - 2.1%
Fidelity National Information Services, Inc.	200	6,556
Global Payments, Inc.	40	1,699
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	750	$ 144,675
The Western Union Co.	390	6,396
Visa, Inc. Class A	600	69,120
		228,446
Office Electronics - 0.2%
Xerox Corp.	2,880	20,794
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	180	6,547
Applied Materials, Inc.	820	8,471
Avago Technologies Ltd.	90	2,979
Intel Corp.	6,620	171,061
KLA-Tencor Corp.	110	5,041
Marvell Technology Group Ltd.	250	3,133
Micron Technology, Inc. (a)	370	2,161
Texas Instruments, Inc.	750	21,360
		220,753
Software - 3.0%
CA, Inc.	590	14,673
Microsoft Corp.	5,500	160,545
Oracle Corp.	4,330	114,615
Symantec Corp. (a)	2,900	43,036
		332,869
TOTAL INFORMATION TECHNOLOGY		1,253,587
MATERIALS - 3.1%
Chemicals - 2.1%
Albemarle Corp.	40	2,428
Ashland, Inc.	40	2,557
Celanese Corp. Class A	70	2,787
CF Industries Holdings, Inc.	160	27,354
Dow Chemical Co.	1,300	40,378
E.I. du Pont de Nemours & Co.	480	23,165
Eastman Chemical Co.	490	22,814
Huntsman Corp.	1,500	19,200
Kronos Worldwide, Inc.	1,300	21,944
Potash Corp. of Saskatchewan, Inc.	700	27,726
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	100	$ 10,344
Syngenta AG (Switzerland)	100	32,209
		232,906
Containers & Packaging - 0.2%
Ball Corp.	220	8,793
Crown Holdings, Inc. (a)	110	3,750
Sonoco Products Co.	70	2,154
		14,697
Metals & Mining - 0.5%
BHP Billiton Ltd.	400	12,330
Cliffs Natural Resources, Inc.	250	11,945
Freeport-McMoRan Copper & Gold, Inc.	500	16,020
Newmont Mining Corp.	180	8,489
Nucor Corp.	90	3,218
Reliance Steel & Aluminum Co.	70	3,305
		55,307
Paper & Forest Products - 0.3%
Domtar Corp.	270	21,360
International Paper Co.	270	7,884
MeadWestvaco Corp.	160	4,400
		33,644
TOTAL MATERIALS		336,554
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	9,000	307,530
Wireless Telecommunication Services - 0.7%
China Mobile Ltd. sponsored ADR	600	30,438
Vodafone Group PLC	19,200	51,206
		81,644
TOTAL TELECOMMUNICATION SERVICES		389,174
UTILITIES - 4.3%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	1,270	48,908
Duke Energy Corp.	930	20,441
Edison International	350	15,736
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	680	$ 43,880
NextEra Energy, Inc.	1,320	86,249
NV Energy, Inc.	270	4,671
OGE Energy Corp.	30	1,597
Pepco Holdings, Inc.	130	2,478
Pinnacle West Capital Corp.	50	2,469
Portland General Electric Co.	900	22,635
		249,064
Gas Utilities - 0.2%
Atmos Energy Corp.	70	2,320
UGI Corp.	800	22,944
		25,264
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	480	5,803
Multi-Utilities - 1.7%
Alliant Energy Corp.	90	3,932
Ameren Corp.	130	4,200
Consolidated Edison, Inc.	110	6,640
DTE Energy Co.	160	9,093
Integrys Energy Group, Inc.	70	3,787
MDU Resources Group, Inc.	110	2,472
NiSource, Inc.	180	4,516
PG&E Corp.	600	26,220
Public Service Enterprise Group, Inc.	210	6,550
Sempra Energy	730	47,457
TECO Energy, Inc.	160	2,784
Wisconsin Energy Corp.	1,960	74,166
		191,817
Water Utilities - 0.0%
American Water Works Co., Inc.	110	3,763
TOTAL UTILITIES		475,711
TOTAL COMMON STOCKS (Cost $9,520,722)		9,994,556
Equity Funds - 3.8%
	Shares	Value
Mid-Cap Value Funds - 3.8%
iShares Russell Midcap Value Index ETF (Cost $396,714)	9,270	$ 416,312
Money Market Funds - 5.4%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $594,992)	594,992	594,992
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $10,512,428)		11,005,860
NET OTHER ASSETS (LIABILITIES) - 0.2%		24,718
NET ASSETS - 100%		$ 11,030,578
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P 500 Index Contracts	June 2012	$ 327,300	$ (12,870)
The face value of futures purchased as a percentage of net assets is 3%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 897,672	$ 897,672	$ -	$ -
Consumer Staples	766,071	766,071	-	-
Energy	1,230,994	1,230,994	-	-
Financials	2,074,285	2,074,285	-	-
Health Care	1,602,683	1,602,683	-	-
Industrials	967,825	967,825	-	-
Information Technology	1,253,587	1,253,587	-	-
Materials	336,554	292,015	44,539	-
Telecommunication Services	389,174	337,968	51,206	-
Utilities	475,711	475,711	-	-
Equity Funds	416,312	416,312	-	-
Money Market Funds	594,992	594,992	-	-
Total Investments in Securities:	$ 11,005,860	$ 10,910,115	$ 95,745	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (12,870)	$ (12,870)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (12,870)
Total Value of Derivatives	$ -	$ (12,870)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,512,428)		$ 11,005,860
Segregated cash with broker for futures contracts		17,500
Dividends receivable		32,530
Receivable for daily variation margin on futures contracts		150
Prepaid expenses		10,039
Receivable from investment adviser for expense reductions		5,550
Total assets		11,071,629

Liabilities
Payable to custodian bank	$ 7
Accrued management fee	4,870
Other affiliated payables	1,315
Audit fees payable	32,021
Other payables and accrued expenses	2,838
Total liabilities		41,051

Net Assets		$ 11,030,578
Net Assets consist of:
Paid in capital		$ 10,396,065
Undistributed net investment income		61,903
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,060
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		480,550
Net Assets, for 1,035,994 shares outstanding		$ 11,030,578
Net Asset Value, offering price and redemption price per share ($11,030,578 ÷ 1,035,994 shares)		$ 10.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period November 16, 2011 (commencement of operations) to May 31, 2012

Investment Income
Dividends: Unaffiliated issuers		$ 138,688

Expenses
Management fee	$ 30,891
Transfer agent fees	6,240
Accounting fees and expenses	2,295
Custodian fees and expenses	5,154
Independent trustees' compensation	52
Registration fees	15,523
Audit	34,637
Legal	25
Miscellaneous	74
Total expenses before reductions	94,891
Expense reductions	(38,376)	56,515
Net investment income (loss)		82,173
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,203
Foreign currency transactions	(264)
Futures contracts	26,856
Total net realized gain (loss)		91,795
Change in net unrealized appreciation (depreciation) on: Investment securities	493,432
Assets and liabilities in foreign currencies	(12)
Futures contracts	(12,870)
Total change in net unrealized appreciation (depreciation)		480,550
Net gain (loss)		572,345
Net increase (decrease) in net assets resulting from operations		$ 654,518

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period November 16, 2011 (commencemnt of operations) to May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,173
Net realized gain (loss)	91,795
Change in net unrealized appreciation (depreciation)	480,550
Net increase (decrease) in net assets resulting from operations	654,518
Distributions to shareholders from net investment income	(20,004)
Share transactions Proceeds from sales of shares	10,405,790
Reinvestment of distributions	20,004
Cost of shares redeemed	(29,730)
Net increase (decrease) in net assets resulting from share transactions	10,396,064
Total increase (decrease) in net assets	11,030,578

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $61,903)	$ 11,030,578
Other Information Shares
Sold	1,036,797
Issued in reinvestment of distributions	1,955
Redeemed	(2,758)
Net increase (decrease)	1,035,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended May 31,	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	.59
Total from investment operations	.67
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.65
Total Return B,C	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,031
Portfolio turnover rate G	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 767,124
Gross unrealized depreciation	(275,170)
Net unrealized appreciation (depreciation) on securities and other investments	$ 491,954

Tax Cost	$ 10,513,906

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 133,889
Undistributed long-term capital gain	$ 8,681
Net unrealized appreciation (depreciation)	$ 491,942

The tax character of distributions paid was as follows:

May 31, 2012
Ordinary Income	$ 20,004

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $26,856 and a change in net unrealized appreciation (depreciation) of $(12,870) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,613,689 and $760,483, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .53% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc. and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse the Fund until July 31, 2013 to the extent annual operating expenses exceeded .97% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $38,316.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $60 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 99% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Value Multi-Manager Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Value Multi-Manager Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period from November 16, 2011 (commencement of operations) to May 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Value Multi-Manager Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2012

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts).

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009- present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Value Multi-Manager Fund voted to pay on July 9, 2012, to shareholders of record at the opening of business on July 6, 2012, a distribution of $0.079 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.06 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31 2012, $8,682, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed in December, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 20, 2012. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect one Trustee to the Board of Trustees: Amy Butte Liebowitz
	# of Votes	% of Votes
Affirmative	44,707,926,494.93	93.433
Withheld	3,142,175,265.81	6.567
TOTAL	47,850,101,760.74	100.000

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

MMV-UANN-0712
1.931572.100

Item 2. Code of Ethics

As of the end of the period, May 31, 2012, Fidelity Rutland Square Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Amy Butte Liebowitz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Butte Liebowitz is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Strategic Advisers Core Fund, Strategic Advisers Core Multi-Manager Fund, Strategic Advisers Growth Fund, Strategic Advisers Growth Multi-Manager Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Value Fund and Strategic Advisers Value Multi-Manager Fund (the "Funds"):

Services Billed by PwC

May 31, 2012 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Core Fund	$52,000	$-	$4,000	$-
Strategic Advisers Core Multi-Manager Fund	$31,000	$-	$3,400	$-
Strategic Advisers Growth Fund	$51,000	$-	$4,000	$-
Strategic Advisers Growth Multi-Manager Fund	$31,000	$-	$3,400	$-
Strategic Advisers Short Duration Fund	$33,000	$-	$3,400	$-
Strategic Advisers Value Fund	$50,000	$-	$4,000	$-
Strategic Advisers Value Multi-Manager Fund	$30,000	$-	$3,400	$-

May 31, 2011 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Core Fund	$50,000	$-	$4,000	$-
Strategic Advisers Core Multi-Manager Fund	$-	$-	$-	$-
Strategic Advisers Growth Fund	$42,000	$-	$4,000	$-
Strategic Advisers Growth Multi-Manager Fund	$-	$-	$-	$-
Strategic Advisers Short Duration Fund	$-	$-	$-	$-
Strategic Advisers Value Fund	$50,000	$-	$4,000	$-
Strategic Advisers Value Multi-Manager Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Strategic Advisers Core Multi-Manager Fund, Strategic Advisers Growth Multi-Manager Fund and Strategic Advisers Value Multi-Manager Fund commenced operations on November 16, 2011.

C Strategic Advisers Short Duration Fund commenced operations on December 20, 2011.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	May 31, 2012A,B	May 31, 2011A,B
Audit-Related Fees	$3,795,000	$1,960,000
Tax Fees	$-	$-
All Other Fees	$-	$365,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Core Multi-Manager Fund, Strategic Advisers Growth Multi-Manager Fund, Strategic Advisers Short Duration Fund and Strategic Advisers Value Multi-Manager Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2012 A,B	May 31, 2011 A,B
PwC	$5,080,000	$4,140,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Core Multi-Manager Fund, Strategic Advisers Growth Multi-Manager Fund, Strategic Advisers Short Duration Fund and Strategic Advisers Value Multi-Manager Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 26, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 26, 2012